Quarterly Holdings Report
for
Fidelity® Investment Grade Bond Central Fund
June 30, 2025
TP1-NPRT3-0825
1.816017.121
Asset-Backed Securities - 9.2%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.8%
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.6224% 7/20/2037 (b)(c)(d)	28,099,438	28,155,637
Aimco Clo 19 Ltd / Aimco Clo 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6195% 10/20/2037 (b)(c)(d)	10,259,000	10,292,711
Aimco Clo 22 Ltd / Aimco Clo 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 5.7695% 4/19/2037 (b)(c)(d)	55,620,000	55,778,239
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6195% 10/20/2037 (b)(c)(d)	32,753,000	32,825,024
Cedar Funding Series 2024-18A Class A, CME Term SOFR 3 month Index + 1.55%, 5.8293% 4/23/2037 (b)(c)(d)	60,600,000	60,863,065
Dryden 108 Clo Ltd / Dryden 108 Clo LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.6295% 7/18/2037 (b)(c)(d)	51,421,000	51,504,353
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.5861% 1/15/2038 (b)(c)(d)	27,814,000	27,919,081
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.6095% 10/20/2037 (b)(c)(d)	28,343,000	28,513,455
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.7795% 7/20/2037 (b)(c)(d)	24,935,000	25,017,984
TOTAL BAILIWICK OF JERSEY		320,869,549
BERMUDA - 0.0%
SYMP Series 2022-32A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.5993% 4/23/2035 (b)(c)(d)	34,566,000	34,570,148
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (b)	5,881,437	5,959,548
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (b)	9,048,561	9,138,599
TOTAL CANADA		15,098,147
GRAND CAYMAN (UK OVERSEAS TER) - 5.1%
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.6198% 7/17/2037 (b)(c)(d)	18,929,000	18,981,055
Aimco Clo 14 Ltd / Aimco Clo 14 LLC Series 2021-14A Class A, CME Term SOFR 3 month Index + 1.2516%, 5.5211% 4/20/2034 (b)(c)(d)	46,919,000	46,929,135
AIMCO CLO Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 5.7605% 4/16/2037 (b)(c)(d)	35,255,000	35,355,018
Allegro Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.4016%, 5.6711% 7/20/2034 (b)(c)(d)	21,007,000	21,041,241
Ares LIV CLO Ltd Series 2024-54A Class AR, CME Term SOFR 3 month Index + 1.27%, 5.5261% 10/15/2032 (b)(c)(d)	28,371,240	28,371,240
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 0% 7/15/2038 (b)(c)(d)	36,024,000	36,024,001
Ares Lv Clo Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.6261% 10/15/2037 (b)(c)(d)	19,036,000	19,075,405
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 5.5279% 4/15/2038 (b)(c)(d)	28,873,000	29,022,591
Ares XLI Clo Ltd Series 2021-41A Class AR2, CME Term SOFR 3 month Index + 1.3316%, 5.5877% 4/15/2034 (b)(c)(d)	29,947,000	29,970,059
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 5.5161% 1/15/2038 (b)(c)(d)	17,946,000	17,964,825
Barings Clo Ltd Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.75%, 6.0195% 1/20/2037 (b)(c)(d)	42,652,000	42,805,718
Barings Clo Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.6395% 10/20/2037 (b)(c)(d)	28,775,000	28,847,772
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5413% 7/24/2035 (b)(c)(d)	28,623,000	28,565,897
Beechwood Park Clo Ltd Series 2022-1A Class A1R, CME Term SOFR 3 month Index + 1.3%, 5.5798% 1/17/2035 (b)(c)(d)	40,918,000	40,992,716
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.6477% 1/15/2035 (b)(c)(d)	22,234,000	22,265,706
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 5.5795% 1/20/2038 (b)(c)(d)	22,613,000	22,653,364
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.6918% 7/25/2037 (b)(c)(d)	38,098,000	38,196,750
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 5.4566% 1/25/2038 (b)(c)(d)	26,883,000	26,810,443
Cedar Fdg Xvii Clo Ltd Series 2023-17A Class A, CME Term SOFR 3 month Index + 1.85%, 6.1195% 7/20/2036 (b)(c)(d)	25,314,000	25,354,148
Cedar Funding Ltd Series 2022-15A Class A, CME Term SOFR 3 month Index + 1.32%, 5.5924% 4/20/2035 (b)(c)(d)	35,314,000	35,313,823
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.6295% 10/20/2037 (b)(c)(d)	21,787,000	21,822,360
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 month Index + 1.3116%, 5.5811% 4/20/2034 (b)(c)(d)	27,644,000	27,710,346
Clover Clo Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 5.3091% 4/18/2035 (b)(c)(d)	33,197,000	33,017,836
Columbia Cent Clo 29 Ltd / Columbia Cent Clo 29 Corp Series 2021-29A Class AR, CME Term SOFR 3 month Index + 1.4316%, 5.7011% 10/20/2034 (b)(c)(d)	27,352,000	27,325,578
Dryden CLO Ltd Series 2022-98A Class A, CME Term SOFR 3 month Index + 1.3%, 5.5695% 4/20/2035 (b)(c)(d)	19,817,000	19,819,358
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 5.7995% 4/18/2037 (b)(c)(d)	31,605,000	31,709,834
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.6361% 7/15/2037 (b)(c)(d)	37,665,000	37,735,208
Dryden Senior Loan Fund Series 2021-90A Class A1A, CME Term SOFR 3 month Index + 1.3916%, 5.7136% 2/20/2035 (b)(c)(d)	14,569,000	14,575,745
Dryden Senior Loan Fund Series 2024-78A Class A1R, CME Term SOFR 3 month Index + 1.53%, 5.8098% 4/17/2037 (b)(c)(d)	12,000,000	12,039,036
Eaton Vance CLO Ltd Series 2021-1A Class A13R, CME Term SOFR 3 month Index + 1.5116%, 5.7677% 1/15/2034 (b)(c)(d)	6,000,000	6,004,290
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.6461% 10/15/2037 (b)(c)(d)	29,715,000	29,804,828
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.6361% 10/15/2037 (b)(c)(d)	32,919,000	33,013,609
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 5.4434% 4/15/2038 (b)(c)(d)	28,802,000	28,734,344
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.38%, 5.702% 5/20/2036 (b)(c)(d)	55,130,000	55,207,073
Flatiron Clo 32 Ltd Series 2025-32A Class A1, CME Term SOFR 3 month Index + 1.29%, 1.29% 10/22/2038 (b)(c)(d)(e)	28,157,000	28,157,000
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.6295% 10/19/2037 (b)(c)(d)	32,703,000	32,879,204
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (b)	4,767,532	4,605,287
Invesco Clo Ltd Series 2021-3A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.664% 10/22/2034 (b)(c)(d)	19,246,000	19,256,816
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 5.8061% 4/15/2037 (b)(c)(d)	28,432,000	28,518,604
Lakeside Pk Clo Ltd / Lakeside Pk Clo LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 5.4061% 4/15/2038 (b)(c)(d)	20,845,000	20,785,508
Madison Pk Fdg L Ltd / Madison Pk Fdg L LLC Series 2021-50A Class A, CME Term SOFR 3 month Index + 1.4016%, 5.6711% 4/19/2034 (b)(c)(d)	30,470,000	30,501,536
Madison Pk Fdg Lii Ltd / Madison Pk Fdg Lii LLC Series 2021-52A Class A, CME Term SOFR 3 month Index + 1.3616%, 5.634% 1/22/2035 (b)(c)(d)	27,201,000	27,216,287
Madison Pk Fdg Lxvii Ltd / Madison Pk Fdg Lxvii LLC Series 2024-67A Class A1, CME Term SOFR 3 month Index + 1.51%, 5.7918% 4/25/2037 (b)(c)(d)	36,634,000	36,739,066
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 5.3361% 7/15/2034 (b)(c)(d)	27,800,000	27,820,350
MAGNE AR Series 2021-27A Class AR, CME Term SOFR 3 month Index + 1.4016%, 5.6711% 10/20/2034 (b)(c)(d)	6,442,000	6,445,562
Magnetite CLO LTD Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 5.6363% 7/25/2038 (b)(c)(d)	28,737,000	28,830,395
Magnetite CLO Ltd Series 2024-30A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6318% 10/25/2037 (b)(c)(d)	32,900,000	32,983,961
Magnetite Clo Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 5.435% 4/15/2038 (b)(c)(d)	20,150,000	20,205,151
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 5.603% 1/25/2038 (b)(c)(d)	18,369,000	18,410,073
Magnetite XXI Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.2816%, 5.5511% 4/20/2034 (b)(c)(d)	25,147,000	25,157,838
Magnetite Xxiii Ltd Series 2021-23A Class AR, CME Term SOFR 3 month Index + 1.3916%, 5.6734% 1/25/2035 (b)(c)(d)	23,616,000	23,648,330
Magnetite Xxix Ltd / Magnetite Xxix LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6061% 7/15/2037 (b)(c)(d)	28,521,000	28,595,782
Magnetite Xxvi Ltd / Magnetite Xxvi LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 5.4163% 1/25/2038 (b)(c)(d)	27,555,000	27,640,200
Magnetite Xxviii Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 5.4961% 1/15/2038 (b)(c)(d)	37,187,000	37,301,908
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 5.2849% 4/15/2038 (b)(c)(d)	34,398,000	34,459,744
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.6695% 7/18/2038 (b)(c)(d)	28,786,000	28,865,622
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 5.5624% 1/22/2038 (b)(c)(d)	33,564,000	33,630,792
Oha Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 5.6252% 4/20/2038 (b)(c)(d)	18,959,000	18,975,343
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.5995% 10/20/2037 (b)(c)(d)	26,023,000	26,108,538
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.7695% 4/20/2037 (b)(c)(d)	41,264,000	41,390,227
OHA Credit Partners Ltd Series 2024-18A Class A2, CME Term SOFR 3 month Index + 1.65%, 5.9195% 4/20/2037 (b)(c)(d)	2,187,000	2,191,422
Oha Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 5.462% 2/20/2038 (b)(c)(d)	26,623,000	26,565,654
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 5.7215% 1/18/2038 (b)(c)(d)	11,276,000	11,299,995
Palmer Square Ln Fdg 2025-2 Ltd / Palmer Square Ln Fdg 2025-2 LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 0% 7/15/2033 (b)(c)(d)(e)	28,000,000	28,000,000
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.2561% 1/15/2033 (b)(c)(d)	15,957,804	15,960,261
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 5.1206% 2/15/2033 (b)(c)(d)	33,253,000	33,144,030
Peace Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.6611% 10/20/2034 (b)(c)(d)	26,956,000	26,971,715
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (b)	15,771,959	15,221,658
Rockland Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3816%, 5.6511% 4/20/2034 (b)(c)(d)	35,857,000	35,910,786
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.6061% 10/15/2039 (b)(c)(d)	14,403,000	14,463,118
Rr 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.5961% 1/15/2037 (b)(c)(d)	38,243,000	38,303,768
Sixth Street CLO XX Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 1.32% 7/17/2038 (b)(c)(d)	23,436,000	23,436,000
Symphony Clo 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.7761% 4/15/2037 (b)(c)(d)	25,363,000	25,427,016
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.6111% 4/20/2033 (b)(c)(d)	24,950,356	24,957,491
Thunderbolt Aircraft Lease Series 2018-A Class A, 4.147% 9/15/2038 (b)(d)	12,968,152	12,904,686
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (b)	15,633,693	15,131,362
Trapeza Cdo Xii Ltd Series 2007-12A Class B, CME Term SOFR 3 month Index + 0.8216%, 5.1063% 4/6/2042 (b)(c)(d)	3,641,000	2,859,594
Voya CLO Ltd Series 2023-1A Class A1, CME Term SOFR 3 month Index + 1.8%, 6.0695% 1/20/2037 (b)(c)(d)	32,560,000	32,679,398
Voya Clo Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.7761% 4/15/2037 (b)(c)(d)	24,125,000	24,233,563
Voya CLO Ltd/Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 5.5904% 1/20/2038 (b)(c)(d)	10,748,000	10,763,552
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		2,082,614,545
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (b)	12,509,891	12,631,655
MULTI-NATIONAL - 0.2%
Aimco Clo 21 Ltd / Aimco Clo 21 LLC Series 2024-21A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.7695% 4/18/2037 (b)(c)(d)	24,647,000	24,717,564
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 5.4911% 4/20/2038 (b)(c)(d)	25,047,000	25,017,670
Ares Ln Fdg V Ltd / Ares Ln Fdg V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.7818% 7/27/2037 (b)(c)(d)	32,417,000	32,511,334
TOTAL MULTI-NATIONAL		82,246,568
UNITED STATES - 3.1%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (b)	21,189,319	21,746,100
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (b)	19,366,745	19,875,633
Aaset 2025-1 Ltd / Aaset 2025-1 LLC Series 2025-1A Class A, 5.943% 2/16/2050 (b)	17,882,998	18,205,697
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (b)	5,625,110	5,589,182
AASET Trust Series 2019-2 Class B, 4.458% 10/16/2039 (b)	1,112,767	1,091,861
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (b)	13,528,985	12,853,705
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (b)	35,133,925	32,697,963
AASET Trust Series 2022-1A Class A, 6% 5/16/2047 (b)	19,093,362	19,367,558
Achv Abs Trust Series 2024-3AL Class A, 5.01% 12/26/2031 (b)	2,790,136	2,798,843
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (b)	20,700,000	20,793,574
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/2029 (b)	992,520	993,330
Affirm Master Trust Series 2025-2A Class A, 4.67% 7/15/2033 (b)	9,100,000	9,130,269
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	18,910,000	19,010,930
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (b)	24,095,482	24,564,896
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (b)	2,744,305	2,665,128
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (b)	559,469	529,989
ARI Fleet Lease Trust Series 2024-B Class A2, 5.54% 4/15/2033 (b)	6,368,126	6,407,514
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (b)	8,630,000	8,610,515
Autonation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (b)	9,240,000	9,248,865
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (b)	25,651,663	24,050,017
Blackbird Capital Aircraft Lease Securitization Ltd Series 2016-1A Class A, 4.213% 12/16/2041 (b)(f)	10,292,738	10,275,101
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (b)	7,012,000	7,078,655
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	17,076,000	17,321,326
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	3,094,463	3,105,175
CarMax Select Receivables Trust Series 2024-A Class A3, 5.4% 11/15/2028	4,752,000	4,803,287
Castlelake Aircraft Securitization Series 2018-1 Class A, 4.125% 6/15/2043 (b)	3,615,914	3,515,009
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (b)	13,454,893	12,748,709
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (b)	10,307,675	8,555,608
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/2046 (b)	1,160,726	1,143,511
Ccg Receivables Trust. Series 2025-1 Class A2, 4.48% 10/14/2032 (b)	8,015,000	8,030,197
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (b)	5,182,414	5,132,730
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (b)	9,000,000	9,075,979
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (b)	35,498,208	35,114,447
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/2051 (b)	11,802,915	10,290,780
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (b)	11,613,775	11,179,862
Dell Equip Fin Trust Series 2025-1 Class A2, 4.68% 7/22/2027 (b)	13,745,000	13,798,963
DLLAA Series 2023-1A Class A2, 5.93% 7/20/2026 (b)	466,552	467,094
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (b)	7,444,000	7,533,283
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (b)	6,298,065	6,313,633
Domino's Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/2049 (b)	20,812,800	19,824,785
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.7661% 7/15/2037 (b)(c)(d)	30,522,000	30,606,241
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (b)	17,032,178	17,287,228
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (b)	7,428,569	7,461,463
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (b)	10,500,000	10,700,795
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	4,420,000	4,421,721
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	2,590,000	2,600,390
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (b)	31,100,000	31,230,987
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (b)	40,741,500	41,464,845
GM Financial Leasing Trust Series 2023-3 Class A3, 5.38% 11/20/2026	4,333,850	4,341,258
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (b)	23,130,000	23,393,317
Green Lakes Park Clo LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 5.4618% 1/25/2038 (b)(c)(d)	28,775,000	28,775,086
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (b)	9,922,952	9,476,156
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (b)	6,400,000	6,448,308
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3, 5.41% 5/17/2027 (b)	7,900,000	7,962,397
Hyundai Auto Lease Securitization Trust Series 2024-C Class A3, 4.62% 4/17/2028 (b)	10,800,000	10,849,638
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (b)	24,633,263	25,016,418
Long Beach Mortgage Loan Trust Series 2003-3 Class M1, CME Term SOFR 1 month Index + 1.2395%, 5.5587% 7/25/2033 (c)(d)	370,771	367,747
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (b)	1,079,903	1,081,466
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	19,400,000	19,635,590
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (b)	7,338,127	7,398,096
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (b)	13,734,587	13,823,760
Nissan Master Owner Tr Receivable Series 2024-B Class A, 5.05% 2/15/2029 (b)	18,500,000	18,696,681
OWN Equipment Fund I LLC Series 2024-2M Class A, 5.7% 12/20/2032 (b)	3,547,184	3,597,204
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (b)	5,740,330	5,810,357
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (b)	21,740,670	20,695,287
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (b)	31,832,685	30,995,709
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (b)	19,799,888	18,271,425
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.8% 7/25/2054 (b)(c)(d)	8,819,104	8,796,280
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (b)	6,479,756	6,352,708
SAPPHIRE AVIATION FINANCE Series 2020-1A Class A, 3.228% 3/15/2040 (b)	13,783,001	13,163,594
SAPPHIRE AVIATION FINANCE Series 2020-1A Class B, 4.335% 3/15/2040 (b)	1,284,111	1,175,000
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (b)	10,516,000	10,343,998
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (b)	8,041,000	7,601,074
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (b)	15,300,000	15,426,517
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	14,200,000	14,227,463
Sclp 2025-2 Series 2025-2 Class A, 4.82% 6/25/2034 (b)	12,900,000	12,919,545
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (b)	10,479,000	10,605,257
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (b)	19,735,000	20,064,940
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/2051 (b)	9,506,000	8,808,694
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (b)	26,067,010	26,717,525
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (b)	49,997,755	50,834,607
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (b)	29,723,635	30,448,137
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (b)	35,878,705	35,494,462
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (b)	37,409,015	37,195,226
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (b)	17,695,080	17,625,673
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 5.2937% 9/25/2034 (c)(d)	48,219	49,888
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/2026 (b)	3,025,882	3,028,815
Tesla Series 2024-A Class A2A, 5.37% 6/22/2026 (b)	868,948	869,401
Westf 2025-A Series 2025-A Class A, 5.582% 6/15/2050 (b)	23,655,000	23,917,715
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (b)	11,753,069	11,866,859
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (b)	12,069,826	12,428,994
World Omni Auto Receivables Trust 2023-B Series 2023-B Class A3, 4.66% 5/15/2028	14,235,292	14,244,608
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	8,858,353	8,896,738
TOTAL UNITED STATES		1,261,052,991
TOTAL ASSET-BACKED SECURITIES (Cost $3,805,730,220)		3,809,083,603

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Capital One NA USD SOFR Spread-Adj ICE Swap Rate 5Y + 1.73%, 5.974% 8/9/2028 (c)(d)	23,162,000	23,730,855
KeyBank NA/Cleveland OH 6.95% 2/1/2028	850,000	896,560
Regions Bank/Birmingham AL 6.45% 6/26/2037	30,566,000	31,599,297

TOTAL BANK NOTES (Cost $58,152,334)		56,226,712

Collateralized Mortgage Obligations - 1.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.4%
Ajax Mortgage Loan Trust Series 2021-C Class A, 5.115% 1/25/2061 (b)	2,235,995	2,229,602
Ajax Mortgage Loan Trust Series 2021-E Class A1, 1.74% 12/25/2060 (b)	8,675,039	7,606,208
Binom Securitization Trust Series 2022-RPL1 Class A1, 3% 2/25/2061 (b)	10,725,558	9,962,410
Bravo Residential Funding Trust Series 2022-RPL1 Class A1, 2.75% 9/25/2061 (b)	12,635,945	11,561,787
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(d)	10,025,238	9,850,332
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(d)	5,153,413	5,105,127
Fannie Mae Guaranteed REMIC Series 1999-17 Class PG, 6% 4/25/2029	28,240	28,674
Fannie Mae Guaranteed REMIC Series 1999-25 Class Z, 6% 6/25/2029	33,354	33,562
Fannie Mae Guaranteed REMIC Series 1999-32 Class PL, 6% 7/25/2029	41,811	42,599
Fannie Mae Guaranteed REMIC Series 1999-33 Class PK, 6% 7/25/2029	30,242	30,780
Fannie Mae Guaranteed REMIC Series 2001-20 Class Z, 6% 5/25/2031	41,440	42,169
Fannie Mae Guaranteed REMIC Series 2001-31 Class ZC, 6.5% 7/25/2031	17,307	17,551
Fannie Mae Guaranteed REMIC Series 2001-52 Class YZ, 6.5% 10/25/2031	5,958	6,172
Fannie Mae Guaranteed REMIC Series 2002-16 Class ZD, 6.5% 4/25/2032	20,730	21,426
Fannie Mae Guaranteed REMIC Series 2002-18 Class FD, U.S. 30-Day Avg. SOFR Index + 0.9145%, 5.2197% 2/25/2032 (c)(d)	4,330	4,339
Fannie Mae Guaranteed REMIC Series 2002-39 Class FD, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4156% 3/18/2032 (c)(d)	7,855	7,921
Fannie Mae Guaranteed REMIC Series 2002-60 Class FV, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4197% 4/25/2032 (c)(d)	8,367	8,423
Fannie Mae Guaranteed REMIC Series 2002-63 Class FN, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4197% 10/25/2032 (c)(d)	9,752	9,818
Fannie Mae Guaranteed REMIC Series 2002-7 Class FC, U.S. 30-Day Avg. SOFR Index + 0.8645%, 5.1697% 1/25/2032 (c)(d)	3,977	3,980
Fannie Mae Guaranteed REMIC Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 3.1304% 11/25/2032 (d)(h)	9,091	243
Fannie Mae Guaranteed REMIC Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.6804% 12/25/2033 (d)(h)	165,842	19,720
Fannie Mae Guaranteed REMIC Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.6804% 3/25/2033 (d)(h)	8,931	945
Fannie Mae Guaranteed REMIC Series 2005-102 Class CO, 0% 11/25/2035 (g)	21,309	18,461
Fannie Mae Guaranteed REMIC Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 2.3004% 6/25/2035 (d)(h)	207,985	16,035
Fannie Mae Guaranteed REMIC Series 2005-72 Class ZC, 5.5% 8/25/2035	642,986	665,811
Fannie Mae Guaranteed REMIC Series 2005-73 Class SA, U.S. 30-Day Avg. SOFR Index x 17.2524%, 6.0589% 8/25/2035 (c)(d)	4,199	4,409
Fannie Mae Guaranteed REMIC Series 2005-79 Class ZC, 5.9% 9/25/2035	414,681	409,274
Fannie Mae Guaranteed REMIC Series 2005-81 Class PC, 5.5% 9/25/2035	77,749	80,004
Fannie Mae Guaranteed REMIC Series 2006-104 Class GI, 6.5655% - U.S. 30-Day Avg. SOFR Index 2.2604% 11/25/2036 (d)(h)	124,707	12,554
Fannie Mae Guaranteed REMIC Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 2.2204% 12/25/2036 (d)(h)	71,466	7,448
Fannie Mae Guaranteed REMIC Series 2006-12 Class BO, 0% 10/25/2035 (g)	99,456	88,918
Fannie Mae Guaranteed REMIC Series 2006-15 Class OP, 0% 3/25/2036 (g)	162,336	138,924
Fannie Mae Guaranteed REMIC Series 2006-37 Class OW, 0% 5/25/2036 (g)	16,645	13,679
Fannie Mae Guaranteed REMIC Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 2.0204% 5/25/2037 (d)(h)	42,411	4,858
Fannie Mae Guaranteed REMIC Series 2007-57 Class SA, U.S. 30-Day Avg. SOFR Index x 39.9331%, 14.1021% 6/25/2037 (c)(d)	33,296	41,956
Fannie Mae Guaranteed REMIC Series 2007-66 Class SA, U.S. 30-Day Avg. SOFR Index x 38.9131%, 13.0821% 7/25/2037 (c)(d)	50,267	63,832
Fannie Mae Guaranteed REMIC Series 2007-66 Class SB, U.S. 30-Day Avg. SOFR Index x 38.9131%, 13.0821% 7/25/2037 (c)(d)	8,847	9,896
Fannie Mae Guaranteed REMIC Series 2010-135 Class ZA, 4.5% 12/25/2040	214,257	207,534
Fannie Mae Guaranteed REMIC Series 2010-150 Class ZC, 4.75% 1/25/2041	1,713,602	1,700,512
Fannie Mae Guaranteed REMIC Series 2011-39 Class ZA, 6% 11/25/2032	185,980	191,589
Fannie Mae Guaranteed REMIC Series 2011-4 Class PZ, 5% 2/25/2041	655,194	656,682
Fannie Mae Guaranteed REMIC Series 2011-67 Class AI, 4% 7/25/2026 (h)	1,187	3
Fannie Mae Guaranteed REMIC Series 2012-100 Class WI, 3% 9/25/2027 (h)	285,023	6,071
Fannie Mae Guaranteed REMIC Series 2012-149 Class DA, 1.75% 1/25/2043	184,230	171,872
Fannie Mae Guaranteed REMIC Series 2012-149 Class GA, 1.75% 6/25/2042	239,358	223,021
Fannie Mae Guaranteed REMIC Series 2012-154 Class F, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.7197% 1/25/2043 (c)(d)	537,972	525,451
Fannie Mae Guaranteed REMIC Series 2012-67 Class AI, 4.5% 7/25/2027 (h)	1,552	19
Fannie Mae Guaranteed REMIC Series 2012-9 Class SH, 6.4355% - U.S. 30-Day Avg. SOFR Index 2.1304% 6/25/2041 (d)(h)	893	1
Fannie Mae Guaranteed REMIC Series 2013-133 Class IB, 3% 4/25/2032 (h)	6,276	44
Fannie Mae Guaranteed REMIC Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 1.6304% 1/25/2044 (d)(h)	212,225	24,213
Fannie Mae Guaranteed REMIC Series 2015-42 Class IL, 6% 6/25/2045 (h)	1,096,966	158,852
Fannie Mae Guaranteed REMIC Series 2015-70 Class JC, 3% 10/25/2045	1,278,861	1,218,168
Fannie Mae Guaranteed REMIC Series 2017-30 Class AI, 5.5% 5/25/2047 (h)	625,830	89,984
Fannie Mae Guaranteed REMIC Series 2017-36 Class FB, U.S. 30-Day Avg. SOFR Index + 0.4645%, 4.7697% 5/25/2047 (c)(d)	1,162,482	1,127,117
Fannie Mae Guaranteed REMIC Series 2018-32 Class FB, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.7197% 5/25/2048 (c)(d)	624,890	603,576
Fannie Mae Guaranteed REMIC Series 2018-38 Class FG, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.7197% 6/25/2048 (c)(d)	1,499,047	1,443,181
Fannie Mae Guaranteed REMIC Series 2019-82 Class PI, 4% 6/25/2049 (h)	5,403,036	941,825
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	2,578,163	2,145,119
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	2,739,848	2,279,647
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	2,230,219	1,966,477
Fannie Mae Guaranteed REMIC Series 2021-95 Class BA, 2.5% 6/25/2049	10,715,040	9,333,226
Fannie Mae Guaranteed REMIC Series 2021-95, 2.5% 9/25/2048	7,058,691	6,242,456
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	3,570,318	3,093,388
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	3,491,759	3,204,709
Fannie Mae Guaranteed REMIC Series 2022-11 Class B, 3% 6/25/2049	4,262,031	3,939,695
Fannie Mae Guaranteed REMIC Series 2022-13 Class HA, 3% 8/25/2046	3,324,794	3,114,588
Fannie Mae Guaranteed REMIC Series 2022-13 Class JA, 3% 5/25/2048	2,924,935	2,687,418
Fannie Mae Guaranteed REMIC Series 2022-15 Class GC, 3% 1/25/2047	4,749,367	4,442,514
Fannie Mae Guaranteed REMIC Series 2022-17 Class BH, 3% 5/25/2047	5,135,830	4,864,356
Fannie Mae Guaranteed REMIC Series 2022-3 Class D, 2% 2/25/2048	10,184,097	9,023,701
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	27,922,716	24,470,806
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	2,602,069	2,271,259
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	3,042,717	2,978,417
Fannie Mae Guaranteed REMIC Series 2022-5 Class BA, 2.5% 12/25/2049	4,176,492	3,578,493
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047	11,177,988	9,909,034
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.1052% 8/25/2052 (c)(d)	7,785,971	7,575,719
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.1052% 9/25/2052 (c)(d)	16,555,801	16,108,728
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.1052% 10/25/2052 (c)(d)	5,507,769	5,390,129
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.1052% 10/25/2052 (c)(d)	19,326,853	18,804,104
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	4,943,583	4,538,640
Fannie Mae Guaranteed REMIC Series 2022-7 Class E, 2.5% 11/25/2047	10,255,821	9,206,269
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5052% 12/25/2054 (c)(d)	17,983,791	17,979,477
Fannie Mae Guaranteed REMIC Series 2024-93 Class FG, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.4052% 12/25/2054 (c)(d)	4,919,129	4,911,756
Fannie Mae Mortgage pass-thru certificates Series 1997-41 Class J, 7.5% 6/18/2027	3,594	3,665
Fannie Mae Mortgage pass-thru certificates Series 1999-57 Class PH, 6.5% 12/25/2029	94,729	97,134
Fannie Mae Mortgage pass-thru certificates Series 2006-45 Class OP, 0% 6/25/2036 (g)	52,558	44,199
Fannie Mae Mortgage pass-thru certificates Series 2006-62 Class KP, 0% 4/25/2036 (g)	80,857	68,253
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (h)	134,997	5,082
Fannie Mae Mortgage pass-thru certificates Series 2020-56 Class AH, 2% 5/25/2045	2,881,635	2,691,398
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5052% 9/25/2054 (c)(d)	4,627,250	4,625,051
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.7052% 2/25/2055 (c)(d)	7,476,398	7,479,515
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.7052% 9/25/2054 (c)(d)	7,519,924	7,517,634
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5052% 2/25/2055 (c)(d)	9,508,849	9,502,878
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4552% 2/25/2055 (c)(d)	4,098,585	4,098,187
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	3,603,556	3,427,127
Fannie Mae Series 2022-28 Class A, 2.5% 2/25/2052	12,170,827	11,520,318
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	9,809,947	9,725,968
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048	2,270,143	2,084,074
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-339 Class 5, 5.5% 7/25/2033 (h)	42,033	6,005
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-343 Class 16, 5.5% 5/25/2034 (h)	38,660	5,652
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (d)(h)	26,090	4,657
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 12, 5.5% 4/25/2034 (d)(h)	14,905	2,267
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (h)	24,209	4,074
Fannie Mae Stripped Mortgage-Backed Securities Series 2005-359 Class 19, 6% 7/25/2035 (d)(h)	13,306	2,337
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (h)	165,978	26,614
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class ZH, 6% 4/15/2028	9,472	9,618
Freddie Mac Manufactured Housing participation certificates Series 1998-2056 Class Z, 6% 5/15/2028	30,969	31,494
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	1,908,431	1,871,296
Freddie Mac Multiclass Mortgage participation certificates Series 2018-4795 Class FA, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.7183% 5/15/2048 (c)(d)	1,028,001	990,476
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	2,859,159	2,521,901
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	2,065,241	1,803,549
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	2,920,282	2,578,294
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	15,213	15,534
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2131 Class BG, 6% 3/15/2029	116,040	118,550
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	5,939	6,075
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2137 Class PG, 6% 3/15/2029	17,658	18,009
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	32,511	33,208
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	19,847	20,269
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	10,767	10,916
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2303 Class ZV, 6% 4/15/2031	11,177	11,468
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	117,064	120,367
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2412 Class FK, U.S. 30-Day Avg. SOFR Index + 0.9145%, 5.2183% 1/15/2032 (c)(d)	3,240	3,246
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2423 Class FA, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3183% 3/15/2032 (c)(d)	4,565	4,584
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2424 Class FM, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4183% 3/15/2032 (c)(d)	4,277	4,305
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FE, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3183% 6/15/2031 (c)(d)	6,996	7,021
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3183% 3/15/2032 (c)(d)	2,424	2,432
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	30,600	31,493
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2519 Class ZD, 5.5% 11/15/2032	42,867	43,586
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	82,120	84,840
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	182,549	186,278
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	42,121	43,155
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	879,811	876,106
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	348,290	359,013
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	554,425	549,490
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2998 Class LY, 5.5% 7/15/2025	38	37
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	182,691	187,123
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3110 Class OP, 0% 9/15/2035 (g)	7,379	7,299
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 2.1817% 2/15/2036 (d)(h)	57,442	5,414
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3119 Class PO, 0% 2/15/2036 (g)	198,113	163,459
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3121 Class KO, 0% 3/15/2036 (g)	27,308	23,890
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3123 Class LO, 0% 3/15/2036 (g)	107,246	89,553
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3145 Class GO, 0% 4/15/2036 (g)	119,226	99,960
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	184,034	192,107
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	757,406	776,799
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 2.2417% 11/15/2036 (d)(h)	262,760	24,020
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3258 Class PM, 5.5% 12/15/2036	55,625	57,234
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 2.1617% 6/15/2037 (d)(h)	178,772	20,821
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3366 Class FD, U.S. 30-Day Avg. SOFR Index + 0.3645%, 4.6683% 5/15/2037 (c)(d)	207,584	205,007
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	85,482	86,420
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	873,145	885,699
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	130,482	129,694
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	180,447	169,108
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4149 Class IO, 3% 1/15/2033 (h)	80,622	5,277
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4281 Class AI, 4% 12/15/2028 (h)	53	0
Freddie Mac Multifamily Structured pass-thru certificates Series 2014-4314 Class AI, 5% 3/15/2034 (h)	477	2
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (h)	426,621	14,407
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	370,277	367,083
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	1,557,918	1,495,775
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4709 Class FE, U.S. 30-Day Avg. SOFR Index + 0.4645%, 4.7683% 8/15/2047 (c)(d)	574,034	557,248
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4720 Class IO, 4% 9/15/2047 (h)	7,099,716	1,447,007
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-4765 Class IB, 4% 3/15/2048 (h)	6,191,663	1,258,199
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	828,919	747,970
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5066 Class A, 1.5% 11/25/2044	2,535,948	2,195,483
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5083 Class VA, 1% 8/15/2038	6,070,740	5,750,210
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	2,901,893	2,521,931
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	12,985,459	11,287,699
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	2,579,285	2,306,251
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	17,254,083	15,246,175
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	2,749,387	2,395,016
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	2,652,807	2,310,585
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	2,617,602	2,338,791
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	2,223,334	1,936,008
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	3,035,364	2,602,844
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	2,223,343	1,936,010
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	1,985,975	1,776,148
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	9,447,044	8,502,547
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	2,347,638	2,144,798
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	2,129,169	1,907,177
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	3,666,210	3,282,114
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class TA, 3.5% 11/25/2046	3,175,091	3,009,804
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	4,019,854	4,048,287
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	8,927,540	8,879,513
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 5.3552% 8/25/2053 (c)(d)	8,458,755	8,419,531
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5052% 6/25/2054 (c)(d)	6,098,062	6,093,171
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5459 Class FD, U.S. 30-Day Avg. SOFR Index + 1%, 5.3052% 10/25/2054 (c)(d)	3,524,530	3,512,724
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5052% 2/25/2055 (c)(d)	3,825,211	3,805,480
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.5552% 10/25/2054 (c)(d)	7,154,823	7,159,859
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5506 Class FA, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4552% 2/25/2055 (c)(d)	16,814,526	16,752,997
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 5.3552% 4/25/2055 (c)(d)	6,981,823	6,955,599
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	36,909	37,633
Freddie Mac Non Gold Pool Series 1998-2101 Class PD, 6% 11/15/2028	3,611	3,675
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	5,611	5,706
Freddie Mac Non Gold Pool Series 2006-3225 Class EO, 0% 10/15/2036 (g)	61,108	50,436
Ginnie Mae Mortgage pass-thru certificates Series 2010-H10 Class FA, CME Term SOFR 1 month Index + 0.4445%, 4.773% 5/20/2060 (c)(d)(i)	307,197	307,183
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.746% 8/20/2060 (c)(d)(i)	69,771	69,712
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 4.826% 12/20/2060 (c)(d)(i)	207,672	207,736
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.946% 12/20/2060 (c)(d)(i)	181,887	182,234
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.946% 2/20/2061 (c)(d)(i)	175,431	175,812
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 4.936% 2/20/2061 (c)(d)(i)	224,692	225,142
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.946% 4/20/2061 (c)(d)(i)	197,857	198,221
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 4.946% 5/20/2061 (c)(d)(i)	188,944	189,364
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.946% 5/20/2061 (c)(d)(i)	181,951	182,320
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 4.976% 6/20/2061 (c)(d)(i)	186,428	186,877
Ginnie Mae Mortgage pass-thru certificates Series 2011-H20 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.996% 9/20/2061 (c)(d)(i)	540,644	542,015
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 5.046% 10/20/2061 (c)(d)(i)	222,741	223,518
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.146% 11/20/2061 (c)(d)(i)	242,507	243,512
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.146% 1/20/2062 (c)(d)(i)	138,735	139,329
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.076% 1/20/2062 (c)(d)(i)	272,662	273,744
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.076% 3/20/2062 (c)(d)(i)	142,608	143,057
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 5.096% 5/20/2061 (c)(d)(i)	13,803	13,803
Ginnie Mae Mortgage pass-thru certificates Series 2012-H23 Class WA, CME Term SOFR 1 month Index + 0.6345%, 4.966% 10/20/2062 (c)(d)(i)	5,943	5,957
Ginnie Mae Mortgage pass-thru certificates Series 2013-H07 Class BA, CME Term SOFR 1 month Index + 0.36%, 4.806% 3/20/2063 (c)(d)(i)	7,818	7,818
Ginnie Mae Mortgage pass-thru certificates Series 2014-H03 Class FA, CME Term SOFR 1 month Index + 0.7145%, 5.046% 1/20/2064 (c)(d)(i)	111,651	112,059
Ginnie Mae Mortgage pass-thru certificates Series 2014-H05 Class FB, CME Term SOFR 1 month Index + 0.7145%, 5.046% 12/20/2063 (c)(d)(i)	233,837	234,678
Ginnie Mae Mortgage pass-thru certificates Series 2014-H11 Class BA, CME Term SOFR 1 month Index + 0.6145%, 4.946% 6/20/2064 (c)(d)(i)	172,883	173,212
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class FL, CME Term SOFR 1 month Index + 0.3945%, 4.726% 5/20/2063 (c)(d)(i)	8,459	8,413
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (i)	6,540	6,184
Ginnie Mae Mortgage pass-thru certificates Series 2015-H19 Class FA, CME Term SOFR 1 month Index + 0.3145%, 4.646% 4/20/2063 (c)(d)(i)	10,438	10,325
Ginnie Mae Mortgage pass-thru certificates Series 2016-H13 Class FB, 1 year U.S. Treasury Index + 0.5%, 4.42% 5/20/2066 (c)(d)(i)	472,094	470,347
Ginnie Mae Mortgage pass-thru certificates Series 2016-H20 Class FM, CME Term SOFR 1 month Index + 0.5145%, 4.846% 12/20/2062 (c)(d)(i)	31,271	31,070
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	291,400	265,766
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.27% 8/20/2066 (c)(d)(i)	593,415	590,217
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	284,293	283,467
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.0738% 5/16/2034 (d)(h)	57,057	3,867
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 2.7738% 8/17/2034 (d)(h)	57,435	5,195
Ginnie Mae REMIC pass-thru certificates Series 2007-35 Class SC, CME Term SOFR 1 month Index x 39.5131%, 13.6426% 6/16/2037 (c)(d)	1,633	1,887
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.2638% 6/16/2037 (d)(h)	106,349	10,884
Ginnie Mae REMIC pass-thru certificates Series 2010-116 Class QB, 4% 9/16/2040	186,301	178,544
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	2,500,255	2,441,221
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	551,741	538,195
Ginnie Mae REMIC pass-thru certificates Series 2010-H03 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.993% 3/20/2060 (c)(d)(i)	365,003	366,094
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (h)	23,999	991
Ginnie Mae REMIC pass-thru certificates Series 2011-94 Class SA, 5.9855% - CME Term SOFR 1 month Index 1.6679% 7/20/2041 (d)(h)	229,197	22,953
Ginnie Mae REMIC pass-thru certificates Series 2012-98 Class FA, CME Term SOFR 1 month Index + 0.5145%, 4.8321% 8/20/2042 (c)(d)	526,113	517,396
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	979,351	961,913
Ginnie Mae REMIC pass-thru certificates Series 2014-2 Class BA, 3% 1/20/2044	4,853,143	4,403,095
Ginnie Mae REMIC pass-thru certificates Series 2014-21 Class HA, 3% 2/20/2044	1,846,772	1,714,530
Ginnie Mae REMIC pass-thru certificates Series 2014-25 Class HC, 3% 2/20/2044	3,136,911	2,826,952
Ginnie Mae REMIC pass-thru certificates Series 2014-5 Class A, 3% 1/20/2044	2,510,640	2,281,727
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	556,243	513,909
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	5,991,129	5,336,896
Ginnie Mae REMIC pass-thru certificates Series 2017-153 Class GA, 3% 9/20/2047	2,638,904	2,390,511
Ginnie Mae REMIC pass-thru certificates Series 2017-182 Class KA, 3% 10/20/2047	2,139,007	1,944,911
Ginnie Mae REMIC pass-thru certificates Series 2017-186 Class HK, 3% 11/16/2045	2,674,962	2,481,656
Ginnie Mae REMIC pass-thru certificates Series 2018-13 Class Q, 3% 4/20/2047	2,419,915	2,265,743
Ginnie Mae REMIC pass-thru certificates Series 2019-128 Class FH, CME Term SOFR 1 month Index + 0.6145%, 4.9321% 10/20/2049 (c)(d)	1,400,899	1,374,139
Ginnie Mae REMIC pass-thru certificates Series 2019-23 Class NF, CME Term SOFR 1 month Index + 0.5645%, 4.8821% 2/20/2049 (c)(d)	2,803,074	2,758,920
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.2581% 5/20/2065 (d)(i)	78,594	78,305
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (b)	4,454,146	4,352,232
New Residential Mortgage Loan Trust Series 2019-1A Class A1B, 3.5% 10/25/2059 (b)	6,645,104	6,227,913
New York Mortgage Trust Series 2021-SP1 Class A1, 4.6696% 8/25/2061 (b)	6,989,284	6,938,140
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (b)	9,722,540	9,055,912
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (b)	5,484,237	5,137,739
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (b)	1,407,680	1,390,681
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (b)	1,535,450	1,498,820
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (b)	3,317,017	3,309,126
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (b)	9,190,223	8,738,453
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (b)	2,877,060	2,823,643
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(d)	10,635,070	10,328,801
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/2050 (b)	3,094,030	2,892,642
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 5.5468% 7/20/2034 (c)(d)	8,116	7,539
Thornburg Mortgage Securities Trust Series 2003-4 Class A1, CME Term SOFR 1 month Index + 0.7545%, 5.0737% 9/25/2043 (c)(d)	442,274	427,736
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (b)	15,186,283	14,521,897
Verus Securitization Trust Series 2025-5 Class A1, 5.427% 6/25/2070 (b)(d)	6,200,000	6,225,759
TOTAL UNITED STATES		590,009,722
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $597,368,072)		590,009,722

Commercial Mortgage Securities - 4.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 4.9%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 6.0426% 6/15/2040 (b)(c)(d)	15,300,000	15,381,303
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (b)	13,449,221	12,840,022
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (b)	2,962,000	2,768,593
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class A, CME Term SOFR 1 month Index + 1.15%, 5.462% 1/15/2039 (b)(c)(d)	18,694,055	18,635,636
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class B, CME Term SOFR 1 month Index + 1.55%, 5.862% 1/15/2039 (b)(c)(d)	3,530,585	3,504,382
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class C, CME Term SOFR 1 month Index + 2.15%, 6.462% 1/15/2039 (b)(c)(d)	2,521,199	2,498,103
BANK Series 2017-BNK5 Class ASB, 3.179% 6/15/2060	6,868,888	6,780,506
BANK Series 2018-BN10 Class A4, 3.428% 2/15/2061	9,848,436	9,614,639
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	2,858,000	2,635,125
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	1,976,245	1,907,955
BANK Series 2020-BN25 Class XB, 0.529% 1/15/2063 (d)(h)	31,293,000	591,328
BANK Series 2021-BN33 Class XA, 1.1564% 5/15/2064 (d)(h)	14,030,631	585,824
BANK Series 2021-BN34 Class A4, 2.156% 6/15/2063	5,000,000	4,328,846
BBCMS Mortgage Trust Series 2023-C21 Class A3, 6.5058% 9/15/2056 (d)	17,797,000	19,133,348
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	3,240,000	3,189,049
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062	2,700,000	2,610,871
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.8753% 12/15/2062 (d)(h)	99,475,699	2,107,850
Benchmark Mortgage Trust Series 2020-B17 Class XA, 1.4937% 3/15/2053 (d)(h)	96,159,711	4,224,758
Benchmark Mortgage Trust Series 2020-B18 Class XA, 1.9229% 7/15/2053 (d)(h)	46,622,011	2,307,729
Benchmark Mortgage Trust Series 2025-V14 Class A3, 5.1761% 4/15/2057	10,900,000	11,142,809
Benchmark Mortgage Trust Series 2025-V14 Class A4, 5.6599% 4/15/2057	26,400,000	27,504,629
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.6539% 3/15/2041 (b)(c)(d)	15,850,161	15,869,974
BMO Mortgage Trust Series 2022-C3 Class ASB, 5.5028% 9/15/2054 (d)	6,607,000	6,826,044
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.6837% 6/15/2041 (b)(c)(d)	22,372,000	22,399,965
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.9533% 6/15/2041 (b)(c)(d)	11,045,000	11,058,806
BMP Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 6.153% 6/15/2041 (b)(c)(d)	7,810,000	7,819,763
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.7034% 3/15/2041 (b)(c)(d)	77,108,214	77,180,503
BX Commercial Mortgage Trust 21-SOAR Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.8028% 4/15/2037 (b)(c)(d)	22,882,358	22,896,660
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.9531% 5/15/2041 (b)(d)	39,305,860	39,354,992
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.3583% 4/15/2034 (b)(c)(d)	14,082,756	13,977,136
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 5.6583% 4/15/2034 (b)(c)(d)	15,742,000	15,535,386
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 5.9583% 4/15/2034 (b)(c)(d)	10,407,000	10,237,886
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 6.2583% 4/15/2034 (b)(c)(d)	10,925,000	10,720,156
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.1156% 10/15/2036 (b)(c)(d)	49,523,000	49,414,669
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 5.3253% 10/15/2036 (b)(c)(d)	5,541,000	5,516,758
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 5.5251% 10/15/2036 (b)(c)(d)	7,417,000	7,375,279
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.7248% 10/15/2036 (b)(c)(d)	7,201,000	7,155,994
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 6.374% 10/15/2036 (b)(c)(d)	25,035,000	24,909,825
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.3247% 2/15/2039 (b)(c)(d)	22,210,295	22,196,413
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 5.6241% 2/15/2039 (b)(c)(d)	11,022,200	11,008,422
BX Commercial Mortgage Trust Series 2022-LP2 Class C, CME Term SOFR 1 month Index + 1.5617%, 5.8735% 2/15/2039 (b)(c)(d)	11,022,200	10,994,749
BX Commercial Mortgage Trust Series 2022-LP2 Class D, CME Term SOFR 1 month Index + 1.9608%, 6.2726% 2/15/2039 (b)(c)(d)	11,022,200	10,994,644
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.0732% 12/9/2040 (b)(c)(d)	18,400,710	18,452,312
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.5026% 12/9/2040 (b)(c)(d)	4,987,717	5,003,242
BX Commercial Mortgage Trust Series 2023-XL3 Class C, CME Term SOFR 1 month Index + 2.6402%, 6.9519% 12/9/2040 (b)(c)(d)	2,203,875	2,210,379
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6046% 12/15/2039 (b)(c)(d)	10,372,055	10,381,778
BX Commercial Mortgage Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.7551% 4/15/2040 (b)(c)(d)	63,065,000	63,045,292
Bx Tr 2025-Tail Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.7118% 6/15/2035 (b)(c)(d)	10,999,000	11,016,152
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.7536% 4/15/2041 (b)(c)(d)	50,321,898	50,430,729
BX Trust 2024-CNY Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 6.0033% 4/15/2041 (b)(c)(d)	8,019,814	8,032,345
BX Trust 2024-CNY Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 6.2529% 4/15/2041 (b)(c)(d)	6,658,560	6,668,964
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.4556% 3/15/2030 (b)(c)(d)	83,242,000	82,721,738
BX Trust 2025-ROIC Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.7052% 3/15/2030 (b)(c)(d)	12,188,000	12,096,590
BX Trust 2025-ROIC Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.855% 3/15/2030 (b)(c)(d)	17,171,000	17,020,754
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 5.0624% 10/15/2026 (b)(c)(d)	12,443,600	12,428,045
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.2265% 2/15/2036 (b)(c)(d)	7,697,069	7,692,258
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.0965% 6/15/2038 (b)(c)(d)	5,874,143	5,872,308
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 6.2518% 4/15/2037 (b)(c)(d)	14,018,200	14,031,342
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 6.6018% 4/15/2037 (b)(c)(d)	3,163,300	3,167,254
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 7.1508% 4/15/2037 (b)(c)(d)	2,648,800	2,653,767
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.7538% 2/15/2039 (b)(c)(d)	37,282,190	37,328,677
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 6.1033% 2/15/2039 (b)(c)(d)	4,661,931	4,672,129
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 6.003% 3/15/2041 (b)(c)(d)	12,469,822	12,485,409
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 6.2526% 3/15/2041 (b)(c)(d)	16,554,938	16,575,632
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.4618% 2/15/2035 (b)(c)(d)	28,123,000	28,028,093
CD Mortgage Trust Series 2017-CD5 Class A3, 3.171% 8/15/2050	14,100,000	13,726,598
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (b)	64,636,420	63,944,590
CF Hippolyta Issuer LLC Series 2020-1 Class A2, 1.99% 7/15/2060 (b)	24,842,436	22,959,564
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (b)	46,851,895	45,075,815
Citigroup Commercial Mortgage Trust Series 2018-C6 Class A3, 4.145% 11/10/2051	1,000,000	983,521
Citigroup Commercial Mortgage Trust Series 2019-GC41 Class XA, 1.1597% 8/10/2056 (d)(h)	47,813,117	1,499,453
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	13,797,000	13,691,199
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (b)(d)	7,693,000	7,880,011
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.1275% 11/15/2038 (b)(c)(d)	51,777,732	51,713,009
ELP Commercial Mortgage Trust Series 2021-ELP Class B, CME Term SOFR 1 month Index + 1.2347%, 5.5467% 11/15/2038 (b)(c)(d)	19,941,788	19,916,861
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 5.5065% 7/15/2038 (b)(c)(d)	11,177,908	11,181,401
Extended Stay America Trust Series 2021-ESH Class B, CME Term SOFR 1 month Index + 1.4945%, 5.8065% 7/15/2038 (b)(c)(d)	8,134,690	8,137,232
Extended Stay America Trust Series 2021-ESH Class C, CME Term SOFR 1 month Index + 1.8145%, 6.1265% 7/15/2038 (b)(c)(d)	5,997,232	6,000,980
Extended Stay America Trust Series 2021-ESH Class D, CME Term SOFR 1 month Index + 2.3645%, 6.6765% 7/15/2038 (b)(c)(d)	12,127,413	12,142,572
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K049 Class A2, 3.01% 7/25/2025	431,947	430,644
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K054 Class A2, 2.745% 1/25/2026	13,063,620	12,923,533
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	6,000,000	5,895,752
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027	8,832,293	8,667,738
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	13,300,000	13,074,480
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K071 Class A2, 3.286% 11/25/2027	18,600,000	18,270,174
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K072 Class A2, 3.444% 12/25/2027	6,100,000	6,010,178
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K073 Class A2, 3.35% 1/25/2028	15,200,000	14,940,959
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	31,100,000	30,743,137
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K076 Class A2, 3.9% 4/25/2028	6,900,000	6,868,666
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K077 Class A2, 3.85% 5/25/2028	22,800,000	22,667,423
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K081 Class A2, 3.9% 8/25/2028	5,000,000	4,976,494
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K083 Class A2, 4.05% 9/25/2028	4,200,000	4,196,666
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K740 Class A2, 1.47% 9/25/2027	13,400,000	12,674,082
GS Mortgage Securities Trust Series 2011-GC5 Class AS, 5.209% 8/10/2044 (b)(d)	3,071,798	3,001,560
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	2,679,224	2,625,409
GS Mortgage Securities Trust Series 2017-GS8 Class AAB, 3.313% 11/10/2050	5,233,188	5,172,758
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	4,160,000	4,067,515
GS Mortgage Securities Trust Series 2018-GS10 Class AAB, 4.106% 7/10/2051	868,113	860,357
GS Mortgage Securities Trust Series 2019-GC38 Class A3, 3.703% 2/10/2052	1,100,000	1,076,584
GS Mortgage Securities Trust Series 2020-GC45 Class AAB, 2.8428% 2/13/2053	4,337,788	4,186,143
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.3765% 10/15/2036 (b)(c)(d)	21,765,000	21,683,875
GS Mortgage Securities Trust Series 2021-IP Class B, CME Term SOFR 1 month Index + 1.2645%, 5.5765% 10/15/2036 (b)(c)(d)	3,364,000	3,343,103
GS Mortgage Securities Trust Series 2021-IP Class C, CME Term SOFR 1 month Index + 1.6645%, 5.9765% 10/15/2036 (b)(c)(d)	2,773,000	2,755,773
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class A3, 3.3928% 12/15/2049	13,946,510	13,744,793
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	1,215,886	1,201,506
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (b)	3,450,000	2,570,250
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (b)	5,907,000	3,750,945
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 5.9265% 9/15/2029 (b)(c)(d)	5,526,232	5,332,814
JPMorgan Chase Commercial Mortgage Securities Trust Series 2022-NLP Class A, CME Term SOFR 1 month Index + 0.8465%, 5.1583% 4/15/2037 (b)(c)(d)	13,375,030	13,224,561
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.607% 5/15/2039 (b)(c)(d)	57,498,000	55,701,188
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 6.1057% 5/15/2039 (b)(c)(d)	33,561,000	30,540,510
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 6.4049% 5/15/2039 (b)(c)(d)	19,262,000	17,335,800
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.8537% 5/15/2039 (b)(c)(d)	17,119,000	15,323,532
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 5.5265% 3/15/2038 (b)(c)(d)	501,212	498,392
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.8265% 3/15/2038 (b)(c)(d)	4,569,600	4,535,328
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 6.1765% 3/15/2038 (b)(c)(d)	3,992,100	3,952,179
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1265% 7/15/2038 (b)(c)(d)	22,147,000	22,147,000
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28 Class A3, 3.272% 1/15/2049	25,898,504	25,704,141
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	11,843,000	11,730,153
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.2879% 6/15/2054 (d)(h)	46,665,085	2,026,329
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (b)(d)	18,234,507	17,641,453
MSWF Commercial Mortgage Trust Series 2023-2 Class XD, 3.252% 12/15/2056 (b)(d)(h)	8,200,000	1,583,115
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4008% 11/15/2040 (b)(c)(d)	5,859,696	5,861,521
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 8.1667% 11/15/2040 (b)(c)(d)	10,975,200	10,982,059
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (b)	325,253	331,295
RLGH Trust Series 2021-TROT Class A, CME Term SOFR 1 month Index + 0.9145%, 5.2265% 4/15/2036 (b)(c)(d)	12,400,000	12,365,987
SPGN Mortgage Trust Series 2022-TFLM Class B, CME Term SOFR 1 month Index + 2%, 6.3118% 2/15/2039 (b)(c)(d)	9,333,000	9,187,356
SPGN Mortgage Trust Series 2022-TFLM Class C, CME Term SOFR 1 month Index + 2.65%, 6.9618% 2/15/2039 (b)(c)(d)	4,854,000	4,752,606
SREIT Trust Series 2021-FLWR Class A, CME Term SOFR 1 month Index + 0.691%, 5.003% 7/15/2036 (b)(c)(d)	12,712,097	12,704,152
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.157% 11/15/2038 (b)(c)(d)	33,767,565	33,746,460
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.506% 11/15/2038 (b)(c)(d)	24,310,465	24,295,271
SREIT Trust Series 2021-MFP Class C, CME Term SOFR 1 month Index + 1.4435%, 5.7552% 11/15/2038 (b)(c)(d)	10,521,590	10,515,014
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 6.0044% 11/15/2038 (b)(c)(d)	6,914,571	6,910,250
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.5547% 12/15/2039 (b)(c)(d)	34,548,000	34,537,145
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.9042% 12/15/2039 (b)(c)(d)	8,416,000	8,394,945
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 6.3036% 12/15/2039 (b)(c)(d)	6,204,000	6,188,495
UBS Commercial Mortgage Trust Series 2017-C6 Class A5, 3.5795% 12/15/2050	7,045,000	6,844,859
UBS Commercial Mortgage Trust Series 2018-C9 Class A4, 4.117% 3/15/2051	2,800,000	2,750,579
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (b)	29,470,000	25,026,030
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (b)	1,400,000	1,128,641
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.5162% 10/10/2042 (b)(d)	40,100,000	767,578
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A4FL, CME Term SOFR 1 month Index + 1.1645%, 5.4782% 7/15/2048 (b)(c)(d)	8,500,000	8,505,040
Wells Fargo Commercial Mortgage Trust Series 2016-C37 Class A4, 3.525% 12/15/2049	6,471,242	6,388,510
Wells Fargo Commercial Mortgage Trust Series 2016-LC25 Class A3, 3.374% 12/15/2059	8,922,099	8,776,978
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class A4, 4.152% 8/15/2051	1,115,000	1,098,288
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 1.0656% 8/15/2051 (d)(h)	39,119,873	738,751
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.6265% 5/15/2031 (b)(c)(d)	19,889,000	19,791,285
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3, 5.928% 7/15/2057	8,000,000	8,345,734
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.3025% 8/15/2041 (b)(c)(d)	7,800,000	7,768,167
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 6.0029% 8/15/2041 (b)(c)(d)	22,500,000	22,387,500
TOTAL UNITED STATES		2,029,352,812
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,050,916,678)		2,029,352,812

Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount (a)	Value ($)
COLOMBIA - 0.1%
Colombian Republic 8% 11/14/2035	10,685,000	10,751,780
Colombian Republic 8.75% 11/14/2053	14,370,000	14,258,633
TOTAL COLOMBIA		25,010,413
PANAMA - 0.1%
Panamanian Republic 3.298% 1/19/2033	50,825,000	41,346,138
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $77,157,416)		66,356,551

Municipal Securities - 0.1%
	Principal Amount (a)	Value ($)
New Jersey - 0.1%
General Obligations - 0.1%
New Jersey Eco Dev Auth St Pen (New Jersey St Proj.) 7.425% 2/15/2029 (National Public Finance Guarantee Corporation Insured) (Cost $36,440,176)	32,466,000	34,288,369
TOTAL MUNICIPAL SECURITIES (Cost $36,440,176)		34,288,369

Non-Convertible Corporate Bonds - 25.5%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Commonwealth Bank of Australia 3.61% 9/12/2034 (b)(d)	12,091,000	11,450,490
Commonwealth Bank of Australia 3.784% 3/14/2032 (b)	10,165,000	9,406,666
Westpac Banking Corp 4.11% 7/24/2034 (d)	17,722,000	17,125,904

TOTAL AUSTRALIA		37,983,060
BELGIUM - 0.4%
Consumer Staples - 0.4%
Beverages - 0.4%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.9% 2/1/2046	16,200,000	14,849,574
Anheuser-Busch InBev Worldwide Inc 3.5% 6/1/2030	10,000,000	9,647,551
Anheuser-Busch InBev Worldwide Inc 5.45% 1/23/2039	23,200,000	23,598,705
Anheuser-Busch InBev Worldwide Inc 5.55% 1/23/2049	54,331,000	53,918,897
Anheuser-Busch InBev Worldwide Inc 5.8% 1/23/2059	55,947,000	57,299,349

TOTAL BELGIUM		159,314,076
CANADA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cenovus Energy Inc 5.25% 6/15/2037	13,846,000	13,043,988
Enbridge Inc 4.25% 12/1/2026	8,321,000	8,304,861
		21,348,849
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 3.55% 6/15/2026	6,732,000	6,658,371
TOTAL CANADA		28,007,220
FRANCE - 0.3%
Financials - 0.3%
Banks - 0.3%
BNP Paribas SA 5.786% 1/13/2033 (b)(d)	41,000,000	42,652,461
Societe Generale SA 1.488% 12/14/2026 (b)(d)	40,199,000	39,613,785
Societe Generale SA 3.337% 1/21/2033 (b)(d)	17,500,000	15,524,172
Societe Generale SA 5.5% 4/13/2029 (b)(d)	27,997,000	28,497,531

TOTAL FRANCE		126,287,949
GERMANY - 0.3%
Financials - 0.0%
Capital Markets - 0.0%
Deutsche Bank AG/New York NY 3.035% 5/28/2032 (d)	4,469,000	4,009,184
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (d)	22,570,000	23,709,166
		27,718,350
Health Care - 0.2%
Pharmaceuticals - 0.2%
Bayer US Finance II LLC 4.25% 12/15/2025 (b)	63,993,000	63,812,865
Industrials - 0.1%
Machinery - 0.1%
Daimler Truck Finance North America LLC 2% 12/14/2026 (b)	30,000,000	28,994,068
TOTAL GERMANY		120,525,283
HONG KONG - 0.1%
Financials - 0.1%
Insurance - 0.1%
AIA Group Ltd 3.2% 9/16/2040 (b)	15,222,000	11,700,379
AIA Group Ltd 3.375% 4/7/2030 (b)	30,867,000	29,595,661

TOTAL HONG KONG		41,296,040
IRELAND - 0.6%
Financials - 0.3%
Consumer Finance - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	17,295,000	16,850,112
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	18,114,000	17,256,754
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	19,378,000	17,556,271
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026	15,328,000	15,302,098
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	59,444,000	61,380,810
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 7/15/2025	15,770,000	15,780,062
		144,126,107
Industrials - 0.3%
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (b)	21,306,000	21,177,576
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (b)	2,956,000	2,977,502
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (b)	16,043,000	16,323,672
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (b)	40,000,000	41,090,900
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (b)	37,945,000	39,567,216
		121,136,866
TOTAL IRELAND		265,262,973
ITALY - 0.1%
Financials - 0.1%
Banks - 0.1%
Intesa Sanpaolo SpA 5.71% 1/15/2026 (b)	48,607,000	48,714,667
MEXICO - 0.9%
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Petroleos Mexicanos 4.5% 1/23/2026	24,688,000	24,348,540
Petroleos Mexicanos 5.35% 2/12/2028	3,500,000	3,362,975
Petroleos Mexicanos 5.95% 1/28/2031	26,624,000	24,004,198
Petroleos Mexicanos 6.35% 2/12/2048	14,404,000	10,023,744
Petroleos Mexicanos 6.49% 1/23/2027	37,360,000	37,098,480
Petroleos Mexicanos 6.5% 3/13/2027	21,300,000	21,150,900
Petroleos Mexicanos 6.7% 2/16/2032	43,200,000	40,106,880
Petroleos Mexicanos 6.75% 9/21/2047	102,130,000	73,982,972
Petroleos Mexicanos 6.84% 1/23/2030	14,971,000	14,445,518
Petroleos Mexicanos 6.95% 1/28/2060	18,760,000	13,486,564
Petroleos Mexicanos 7.69% 1/23/2050	117,141,000	91,955,685

TOTAL MEXICO		353,966,456
NETHERLANDS - 0.1%
Financials - 0.1%
Banks - 0.1%
Cooperatieve Rabobank UA 4.375% 8/4/2025	36,518,000	36,500,289
QATAR - 0.0%
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (b)	5,352,228	5,588,048
SWITZERLAND - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
UBS Group AG 1.494% 8/10/2027 (b)(d)	24,731,000	23,918,975
UBS Group AG 3.091% 5/14/2032 (b)(d)	13,398,000	12,162,210
UBS Group AG 3.869% 1/12/2029 (b)(d)	9,005,000	8,866,027
UBS Group AG 4.125% 9/24/2025 (b)	17,678,000	17,648,604
UBS Group AG 4.194% 4/1/2031 (b)(d)	40,079,000	39,246,929
UBS Group AG 4.55% 4/17/2026	5,038,000	5,038,908
UBS Group AG 6.537% 8/12/2033 (b)(d)	30,000,000	32,630,599
		139,512,252
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (b)(d)	3,800,000	3,784,800
TOTAL SWITZERLAND		143,297,052
UNITED KINGDOM - 0.6%
Financials - 0.6%
Banks - 0.6%
Barclays PLC 2.894% 11/24/2032 (d)	13,572,000	12,011,703
Barclays PLC 4.375% 1/12/2026	28,767,000	28,745,520
Barclays PLC 5.088% 6/20/2030 (d)	35,020,000	35,188,765
Barclays PLC 5.2% 5/12/2026	11,811,000	11,864,262
Barclays PLC 5.829% 5/9/2027 (d)	33,090,000	33,426,915
Barclays PLC 6.224% 5/9/2034 (d)	31,185,000	33,098,371
Barclays PLC 6.692% 9/13/2034 (d)	45,000,000	49,127,288
NatWest Group PLC 3.073% 5/22/2028 (d)	20,149,000	19,646,965
		223,109,789
Industrials - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 3.4% 4/15/2030 (b)	9,575,000	9,136,934
TOTAL UNITED KINGDOM		232,246,723
UNITED STATES - 21.7%
Communication Services - 2.0%
Diversified Telecommunication Services - 0.6%
AT&T Inc 2.55% 12/1/2033	53,719,000	44,957,754
AT&T Inc 3.65% 9/15/2059	9,768,000	6,553,391
AT&T Inc 3.8% 12/1/2057	106,127,000	74,257,198
AT&T Inc 4.3% 2/15/2030	13,106,000	13,063,363
AT&T Inc 4.75% 5/15/2046	10,000,000	8,725,665
Verizon Communications Inc 2.987% 10/30/2056	65,611,000	39,488,189
Verizon Communications Inc 4.78% 2/15/2035	5,482,000	5,340,561
Verizon Communications Inc 4.862% 8/21/2046	27,196,000	24,274,101
Verizon Communications Inc 5.012% 4/15/2049	3,772,000	3,459,644
Verizon Communications Inc 5.401% 7/2/2037 (b)	8,676,000	8,728,311
		228,848,177
Entertainment - 0.0%
NBCUniversal Media LLC 5.95% 4/1/2041	6,541,000	6,722,928
Walt Disney Co/The 3.6% 1/13/2051	25,350,000	18,724,427
		25,447,355
Media - 1.2%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032	5,005,000	4,222,932
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 12/1/2061	51,000,000	35,760,474
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033	11,421,000	10,753,697
Charter Communications Operating LLC / Charter Communications Operating Capital 4.908% 7/23/2025	4,371,000	4,370,680
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	10,610,000	10,711,143
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053	11,329,000	9,625,029
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	83,513,000	72,481,811
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	11,421,000	9,657,300
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048	11,687,000	10,627,605
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	20,760,000	21,734,561
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045	24,519,000	24,294,427
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	14,327,000	15,286,304
Comcast Corp 3.3% 4/1/2027	6,795,000	6,692,377
Comcast Corp 3.4% 4/1/2030	6,970,000	6,683,197
Comcast Corp 3.75% 4/1/2040	2,448,000	2,032,066
Comcast Corp 3.9% 3/1/2038	5,001,000	4,349,562
Comcast Corp 4.65% 7/15/2042	11,795,000	10,478,054
Discovery Communications LLC 3.625% 5/15/2030	26,070,000	23,040,666
Discovery Communications LLC 4.125% 5/15/2029	937,000	866,725
Discovery Communications LLC 5% 9/20/2037	21,335,000	15,361,200
Time Warner Cable LLC 4.5% 9/15/2042	19,701,000	15,691,499
Time Warner Cable LLC 5.5% 9/1/2041	8,397,000	7,635,126
Time Warner Cable LLC 5.875% 11/15/2040	7,566,000	7,263,831
Time Warner Cable LLC 6.55% 5/1/2037	73,937,000	76,363,555
Time Warner Cable LLC 6.75% 6/15/2039	10,675,000	11,065,600
Time Warner Cable LLC 7.3% 7/1/2038	16,247,000	17,717,246
Warnermedia Holdings Inc 3.755% 3/15/2027	2,667,000	2,593,657
Warnermedia Holdings Inc 4.054% 3/15/2029	5,910,000	5,466,750
Warnermedia Holdings Inc 4.279% 3/15/2032	16,645,000	13,981,800
Warnermedia Holdings Inc 5.05% 3/15/2042	14,442,000	9,694,915
Warnermedia Holdings Inc 5.141% 3/15/2052	16,165,000	9,941,475
		476,445,264
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 2.25% 11/15/2031	40,000,000	34,683,294
T-Mobile USA Inc 3.75% 4/15/2027	25,540,000	25,273,305
T-Mobile USA Inc 3.875% 4/15/2030	36,970,000	35,905,922
T-Mobile USA Inc 4.375% 4/15/2040	5,513,000	4,885,003
T-Mobile USA Inc 4.5% 4/15/2050	10,830,000	8,954,816
		109,702,340
TOTAL COMMUNICATION SERVICES		840,443,136

Consumer Discretionary - 0.6%
Automobiles - 0.1%
General Motors Financial Co Inc 2.35% 2/26/2027	17,500,000	16,864,928
General Motors Financial Co Inc 5.85% 4/6/2030	13,062,000	13,503,111
		30,368,039
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp 3.3% 7/1/2025	2,498,000	2,498,000
McDonald's Corp 3.5% 7/1/2027	7,113,000	7,025,343
McDonald's Corp 3.6% 7/1/2030	8,445,000	8,169,347
McDonald's Corp 4.2% 4/1/2050	4,263,000	3,384,540
		21,077,230
Household Durables - 0.1%
DR Horton Inc 2.6% 10/15/2025	34,514,000	34,304,649
Toll Brothers Finance Corp 4.875% 3/15/2027	16,319,000	16,372,628
		50,677,277
Specialty Retail - 0.4%
AutoNation Inc 3.85% 3/1/2032	21,966,000	20,235,469
AutoNation Inc 4.75% 6/1/2030	3,310,000	3,291,121
AutoZone Inc 4% 4/15/2030	22,128,000	21,664,181
Home Depot Inc/The 2.5% 4/15/2027	3,139,000	3,055,389
Lowe's Cos Inc 3.35% 4/1/2027	3,072,000	3,026,238
Lowe's Cos Inc 3.75% 4/1/2032	9,454,000	8,916,293
Lowe's Cos Inc 4.25% 4/1/2052	59,996,000	46,959,164
Lowe's Cos Inc 4.45% 4/1/2062	39,650,000	30,768,209
Lowe's Cos Inc 4.5% 4/15/2030	16,112,000	16,234,943
O'Reilly Automotive Inc 4.2% 4/1/2030	4,968,000	4,917,597
		159,068,604
Textiles, Apparel & Luxury Goods - 0.0%
NIKE Inc 2.75% 3/27/2027	6,632,000	6,488,659
TOTAL CONSUMER DISCRETIONARY		267,679,809

Consumer Staples - 0.5%
Beverages - 0.2%
Molson Coors Beverage Co 3% 7/15/2026	48,345,000	47,625,551
Molson Coors Beverage Co 5% 5/1/2042	3,080,000	2,809,335
PepsiCo Inc 2.625% 3/19/2027	2,862,000	2,798,760
PepsiCo Inc 2.75% 3/19/2030	18,600,000	17,442,399
		70,676,045
Consumer Staples Distribution & Retail - 0.3%
Mars Inc 4.8% 3/1/2030 (b)	28,803,000	29,183,198
Mars Inc 5% 3/1/2032 (b)	21,623,000	21,910,460
Mars Inc 5.2% 3/1/2035 (b)	17,973,000	18,188,301
Mars Inc 5.65% 5/1/2045 (b)	17,477,000	17,519,264
Mars Inc 5.7% 5/1/2055 (b)	34,854,000	34,768,914
Sysco Corp 3.25% 7/15/2027	11,011,000	10,796,255
		132,366,392
Food Products - 0.0%
Archer-Daniels-Midland Co 3.25% 3/27/2030	6,931,000	6,614,417
General Mills Inc 2.875% 4/15/2030	3,013,000	2,802,765
		9,417,182
Household Products - 0.0%
Kimberly-Clark Corp 3.1% 3/26/2030	1,764,000	1,681,610
TOTAL CONSUMER STAPLES		214,141,229

Energy - 1.9%
Energy Equipment & Services - 0.0%
Halliburton Co 3.8% 11/15/2025	207,000	206,206
Halliburton Co 4.85% 11/15/2035	7,402,000	7,124,117
		7,330,323
Oil, Gas & Consumable Fuels - 1.9%
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (b)	5,327,000	5,623,341
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (b)	14,358,000	15,065,603
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (b)	4,293,000	4,433,208
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (b)	7,728,000	7,987,193
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (b)	4,626,000	4,875,934
DCP Midstream Operating LP 5.125% 5/15/2029	15,661,000	15,908,944
DCP Midstream Operating LP 5.6% 4/1/2044	13,506,000	12,321,801
DCP Midstream Operating LP 6.45% 11/3/2036 (b)	10,621,000	10,894,705
Energy Transfer LP 3.75% 5/15/2030	27,891,000	26,760,259
Energy Transfer LP 4.95% 6/15/2028	18,799,000	19,078,204
Energy Transfer LP 5% 5/15/2050	29,826,000	24,924,699
Energy Transfer LP 5.25% 4/15/2029	10,158,000	10,402,948
Energy Transfer LP 5.25% 7/1/2029	11,564,000	11,847,202
Energy Transfer LP 5.4% 10/1/2047	6,651,000	5,922,857
Energy Transfer LP 5.6% 9/1/2034	20,000,000	20,312,280
Energy Transfer LP 5.8% 6/15/2038	10,481,000	10,516,164
Energy Transfer LP 6% 6/15/2048	26,826,000	25,759,937
Energy Transfer LP 6.25% 4/15/2049	7,637,000	7,532,943
Enterprise Products Operating LLC 3.7% 2/15/2026	8,600,000	8,556,629
Hess Corp 4.3% 4/1/2027	23,059,000	23,004,921
Hess Corp 5.6% 2/15/2041	5,656,000	5,616,162
Hess Corp 7.125% 3/15/2033	4,791,000	5,425,498
Hess Corp 7.3% 8/15/2031	6,610,000	7,496,756
Hess Corp 7.875% 10/1/2029	20,178,000	22,709,147
Kinder Morgan Energy Partners LP 6.55% 9/15/2040	1,645,000	1,758,927
MPLX LP 2.65% 8/15/2030	9,000,000	8,145,403
MPLX LP 4.8% 2/15/2029	5,370,000	5,421,372
MPLX LP 4.95% 9/1/2032	30,925,000	30,638,989
MPLX LP 5.5% 2/15/2049	16,108,000	14,544,217
Occidental Petroleum Corp 5.55% 10/1/2034	27,742,000	27,221,077
Occidental Petroleum Corp 6.2% 3/15/2040	7,169,000	7,014,652
Occidental Petroleum Corp 6.45% 9/15/2036	15,883,000	16,250,256
Occidental Petroleum Corp 6.6% 3/15/2046	28,439,000	28,025,011
Occidental Petroleum Corp 7.5% 5/1/2031	29,749,000	32,742,939
ONEOK Inc 4.25% 9/24/2027	10,175,000	10,157,884
ONEOK Inc 4.4% 10/15/2029	10,640,000	10,558,493
ONEOK Inc 4.75% 10/15/2031	20,697,000	20,491,663
Ovintiv Inc 5.15% 11/15/2041	5,000,000	4,192,089
Ovintiv Inc 8.125% 9/15/2030	13,383,000	15,194,421
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	5,964,000	5,700,741
Plains All American Pipeline LP / PAA Finance Corp 3.8% 9/15/2030	15,976,000	15,268,631
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	33,855,000	33,798,362
Shell Finance US Inc 4.375% 5/11/2045	6,392,000	5,407,780
Targa Resources Corp 4.9% 9/15/2030	14,983,000	15,109,485
Targa Resources Corp 5.65% 2/15/2036	36,079,000	36,418,073
Western Gas Partners LP 4.5% 3/1/2028	3,100,000	3,081,081
Western Gas Partners LP 4.65% 7/1/2026	9,376,000	9,356,279
Western Gas Partners LP 4.75% 8/15/2028	5,504,000	5,501,301
Western Gas Partners LP 6.35% 1/15/2029	13,343,000	13,968,585
Williams Cos Inc/The 2.6% 3/15/2031	5,542,000	4,965,187
Williams Cos Inc/The 3.5% 11/15/2030	45,537,000	43,048,234
Williams Cos Inc/The 4.65% 8/15/2032	32,200,000	31,583,759
Williams Cos Inc/The 5.3% 8/15/2052	7,294,000	6,655,011
		775,197,237
TOTAL ENERGY		782,527,560

Financials - 9.9%
Banks - 4.0%
Bank of America Corp 2.299% 7/21/2032 (d)	80,000,000	69,713,894
Bank of America Corp 2.972% 2/4/2033 (d)	17,500,000	15,671,017
Bank of America Corp 3.419% 12/20/2028 (d)	23,187,000	22,664,916
Bank of America Corp 3.705% 4/24/2028 (d)	58,915,000	58,215,457
Bank of America Corp 4.183% 11/25/2027	22,749,000	22,657,168
Bank of America Corp 4.25% 10/22/2026	20,189,000	20,152,233
Bank of America Corp 4.271% 7/23/2029 (d)	2,000,000	1,993,412
Bank of America Corp 4.376% 4/27/2028 (d)	40,000,000	39,991,644
Bank of America Corp 4.45% 3/3/2026	3,182,000	3,178,617
Bank of America Corp 5.015% 7/22/2033 (d)	50,000,000	50,585,413
Bank of America Corp 5.468% 1/23/2035 (d)	50,000,000	51,366,928
Citigroup Inc 3.785% 3/17/2033 (d)	17,500,000	16,358,557
Citigroup Inc 4.3% 11/20/2026	52,072,000	51,996,864
Citigroup Inc 4.412% 3/31/2031 (d)	45,100,000	44,621,363
Citigroup Inc 4.45% 9/29/2027	69,500,000	69,566,702
Citigroup Inc 4.91% 5/24/2033 (d)	47,460,000	47,353,636
Citigroup Inc 5.5% 9/13/2025	42,579,000	42,630,269
Citigroup Inc 6.174% 5/25/2034 (d)	21,587,000	22,597,895
Citizens Financial Group Inc 2.638% 9/30/2032	35,537,000	29,942,105
Citizens Financial Group Inc 6.645% 4/25/2035 (d)	12,127,000	13,071,405
JPMorgan Chase & Co 2.95% 10/1/2026	63,807,000	62,878,139
JPMorgan Chase & Co 2.956% 5/13/2031 (d)	18,323,000	16,943,280
JPMorgan Chase & Co 2.963% 1/25/2033 (d)	17,500,000	15,729,541
JPMorgan Chase & Co 4.125% 12/15/2026	146,208,000	146,040,650
JPMorgan Chase & Co 4.203% 7/23/2029 (d)	3,000,000	2,987,327
JPMorgan Chase & Co 4.452% 12/5/2029 (d)	46,000,000	46,086,309
JPMorgan Chase & Co 4.586% 4/26/2033 (d)	70,000,000	69,282,021
JPMorgan Chase & Co 5.103% 4/22/2031 (d)	29,723,000	30,460,255
JPMorgan Chase & Co 5.299% 7/24/2029 (d)	15,000,000	15,400,684
JPMorgan Chase & Co 5.336% 1/23/2035 (d)	50,000,000	51,181,487
JPMorgan Chase & Co 5.35% 6/1/2034 (d)	60,000,000	61,729,295
JPMorgan Chase & Co 5.572% 4/22/2036 (d)	35,305,000	36,588,101
JPMorgan Chase & Co 5.717% 9/14/2033 (d)	75,200,000	78,380,777
Santander Holdings USA Inc 2.49% 1/6/2028 (d)	25,589,000	24,770,693
Santander Holdings USA Inc 6.499% 3/9/2029 (d)	35,670,000	37,192,210
Synchrony Bank 5.4% 8/22/2025	29,530,000	29,524,007
Synchrony Bank 5.625% 8/23/2027	26,739,000	27,268,612
Wells Fargo & Co 3.526% 3/24/2028 (d)	42,125,000	41,540,483
Wells Fargo & Co 4.478% 4/4/2031 (d)	60,800,000	60,513,085
Wells Fargo & Co 5.15% 4/23/2031 (d)	40,251,000	41,223,586
Wells Fargo & Co 5.389% 4/24/2034 (d)	30,000,000	30,697,413
Wells Fargo & Co 5.605% 4/23/2036 (d)	35,549,000	36,694,369
		1,657,441,819
Capital Markets - 2.9%
Ares Capital Corp 3.875% 1/15/2026	54,729,000	54,443,728
Ares Strategic Income Fund 5.45% 9/9/2028 (b)	24,383,000	24,394,964
Ares Strategic Income Fund 5.8% 9/9/2030 (b)	19,729,000	19,797,932
Athene Global Funding 5.339% 1/15/2027 (b)	56,732,000	57,402,782
Athene Global Funding 5.583% 1/9/2029 (b)	28,541,000	29,337,504
Blackstone Private Credit Fund 2.625% 12/15/2026	30,000,000	28,985,406
Blackstone Private Credit Fund 7.05% 9/29/2025	39,080,000	39,295,166
Blackstone Private Credit Fund 7.3% 11/27/2028	42,550,000	45,379,347
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (d)	39,755,000	34,719,864
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (d)	47,500,000	42,752,215
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (d)	21,000,000	20,701,501
Goldman Sachs Group Inc/The 3.75% 2/25/2026	15,000,000	14,932,848
Goldman Sachs Group Inc/The 3.8% 3/15/2030	67,720,000	66,085,587
Goldman Sachs Group Inc/The 4.25% 10/21/2025	22,692,000	22,664,164
Goldman Sachs Group Inc/The 4.411% 4/23/2039 (d)	3,000,000	2,704,504
Goldman Sachs Group Inc/The 5.15% 5/22/2045	9,000,000	8,084,825
Goldman Sachs Group Inc/The 6.75% 10/1/2037	30,816,000	33,829,169
HPS Corporate Lending Fund 5.45% 1/14/2028	77,521,000	77,739,503
Intercontinental Exchange Inc 3.75% 12/1/2025	4,530,000	4,516,435
Moody's Corp 3.25% 1/15/2028	10,681,000	10,457,148
Moody's Corp 3.25% 5/20/2050	9,704,000	6,514,810
Morgan Stanley 2.943% 1/21/2033 (d)	17,500,000	15,618,646
Morgan Stanley 3.125% 7/27/2026	24,646,000	24,337,864
Morgan Stanley 3.622% 4/1/2031 (d)	41,803,000	40,087,294
Morgan Stanley 4.21% 4/20/2028 (d)	40,000,000	39,917,356
Morgan Stanley 4.431% 1/23/2030 (d)	54,318,000	54,241,633
Morgan Stanley 5% 11/24/2025	82,478,000	82,601,707
Morgan Stanley 5.192% 4/17/2031 (d)	26,943,000	27,620,068
Morgan Stanley 5.25% 4/21/2034 (d)	50,000,000	50,862,409
Morgan Stanley 5.424% 7/21/2034 (d)	47,424,000	48,581,265
Morgan Stanley 5.664% 4/17/2036 (d)	21,369,000	22,143,574
Morgan Stanley 6.342% 10/18/2033 (d)	58,000,000	62,971,050
Morgan Stanley 6.627% 11/1/2034 (d)	50,000,000	55,114,966
Sixth Street Specialty Lending Inc 6.125% 3/1/2029	15,343,000	15,705,788
		1,184,543,022
Consumer Finance - 1.3%
Ally Financial Inc 4.75% 6/9/2027	60,000,000	60,322,349
Ally Financial Inc 5.543% 1/17/2031 (d)	6,166,000	6,252,641
Ally Financial Inc 5.737% 5/15/2029 (d)	7,489,000	7,622,327
Ally Financial Inc 5.75% 11/20/2025	16,947,000	16,985,526
Ally Financial Inc 6.184% 7/26/2035 (d)	20,218,000	20,621,922
Ally Financial Inc 6.7% 2/14/2033	29,782,000	31,030,896
Ally Financial Inc 7.1% 11/15/2027	37,620,000	39,642,157
Ally Financial Inc 8% 11/1/2031	11,577,000	13,181,805
Capital One Financial Corp 3.273% 3/1/2030 (d)	32,130,000	30,732,627
Capital One Financial Corp 3.65% 5/11/2027	57,194,000	56,582,684
Capital One Financial Corp 3.8% 1/31/2028	29,870,000	29,475,806
Capital One Financial Corp 4.1% 2/9/2027	5,722,000	5,695,204
Capital One Financial Corp 4.5% 1/30/2026	23,106,000	23,094,843
Capital One Financial Corp 4.985% 7/24/2026 (d)	31,384,000	31,382,587
Capital One Financial Corp 5.247% 7/26/2030 (d)	40,470,000	41,371,435
Capital One Financial Corp 5.468% 2/1/2029 (d)	26,778,000	27,420,104
Capital One Financial Corp 5.817% 2/1/2034 (d)	46,541,000	48,012,622
Synchrony Financial 3.95% 12/1/2027	37,530,000	36,904,173
Toyota Motor Credit Corp 3.375% 4/1/2030	9,583,000	9,160,402
		535,492,110
Financial Services - 0.8%
Corebridge Financial Inc 3.65% 4/5/2027	33,012,000	32,575,289
Corebridge Financial Inc 3.85% 4/5/2029	13,061,000	12,797,194
Corebridge Financial Inc 3.9% 4/5/2032	31,447,000	29,516,493
Corebridge Financial Inc 4.35% 4/5/2042	3,537,000	2,968,804
Corebridge Financial Inc 4.4% 4/5/2052	10,459,000	8,356,132
Equitable Holdings Inc 4.572% 2/15/2029 (b)	7,172,000	7,155,551
Jackson Financial Inc 3.125% 11/23/2031	5,636,000	4,989,496
Jackson Financial Inc 5.17% 6/8/2027	14,655,000	14,849,443
Jackson Financial Inc 5.67% 6/8/2032	27,163,000	27,708,166
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 2.5% 1/15/2027	38,495,000	37,444,779
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032	43,240,000	37,854,982
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3.625% 1/15/2032	18,075,000	16,527,594
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.125% 2/1/2028	15,645,000	15,964,158
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.5% 1/15/2030	1,680,000	1,718,492
Mastercard Inc 3.3% 3/26/2027	3,028,000	2,995,787
Mastercard Inc 3.35% 3/26/2030	4,213,000	4,063,612
Pine Street Trust II 5.568% 2/15/2049 (b)	29,500,000	26,934,026
Sixth Street Lending Partners 6.125% 7/15/2030 (b)	26,655,000	27,141,994
		311,561,992
Insurance - 0.9%
AFLAC Inc 3.6% 4/1/2030	9,937,000	9,650,945
Five Corners Funding Trust II 2.85% 5/15/2030 (b)	48,444,000	44,969,923
Hartford Insurance Group Inc/The 2.8% 8/19/2029	7,704,000	7,246,802
Liberty Mutual Group Inc 3.951% 10/15/2050 (b)	4,626,000	3,382,190
Liberty Mutual Group Inc 4.569% 2/1/2029 (b)	19,896,000	19,908,890
Lincoln National Corp 3.4% 1/15/2031	34,132,000	31,748,356
Marsh & McLennan Cos Inc 4.375% 3/15/2029	19,688,000	19,763,558
Marsh & McLennan Cos Inc 4.75% 3/15/2039	9,035,000	8,584,430
Massachusetts Mutual Life Insurance Co 3.729% 10/15/2070 (b)	20,812,000	13,768,297
New York Life Insurance Co 3.75% 5/15/2050 (b)	7,429,000	5,488,162
Northwestern Mutual Life Insurance Co/The 6.063% 3/30/2040 (b)	2,000	2,103
Pacific LifeCorp 5.125% 1/30/2043 (b)	15,610,000	14,446,439
Progressive Corp/The 3.2% 3/26/2030	3,815,000	3,639,789
Prudential Financial Inc 6% 9/1/2052 (d)	55,017,000	55,483,599
Teachers Insurance & Annuity Association of America 3.3% 5/15/2050 (b)	16,941,000	11,347,784
Teachers Insurance & Annuity Association of America 4.9% 9/15/2044 (b)	29,277,000	26,318,507
Unum Group 3.875% 11/5/2025	16,863,000	16,800,533
Unum Group 4% 6/15/2029	21,076,000	20,687,652
Unum Group 4.046% 8/15/2041 (b)	1,392,000	1,112,105
Unum Group 5.75% 8/15/2042	27,888,000	26,884,957
Western-Southern Global Funding 4.9% 5/1/2030 (b)	11,759,000	11,869,621
		353,104,642
TOTAL FINANCIALS		4,042,143,585

Health Care - 1.5%
Biotechnology - 0.3%
AbbVie Inc 3.2% 11/21/2029	17,500,000	16,738,792
Amgen Inc 1.65% 8/15/2028	65,000,000	60,082,553
Amgen Inc 5.15% 3/2/2028	20,069,000	20,505,736
Amgen Inc 5.25% 3/2/2030	18,321,000	18,877,626
Amgen Inc 5.25% 3/2/2033	20,683,000	21,179,861
		137,384,568
Health Care Providers & Services - 1.2%
Centene Corp 2.45% 7/15/2028	32,380,000	30,069,209
Centene Corp 2.625% 8/1/2031	15,205,000	13,027,694
Centene Corp 3.375% 2/15/2030	17,480,000	16,099,666
Centene Corp 4.25% 12/15/2027	19,645,000	19,347,327
Centene Corp 4.625% 12/15/2029	30,530,000	29,694,467
Cigna Group/The 3.05% 10/15/2027	67,800,000	66,068,147
Cigna Group/The 4.375% 10/15/2028	29,050,000	29,084,928
Cigna Group/The 4.8% 8/15/2038	18,087,000	17,004,170
Cigna Group/The 4.9% 12/15/2048	18,071,000	15,776,675
Cigna Group/The 5.4% 3/15/2033	30,000,000	31,004,400
CVS Health Corp 3% 8/15/2026	2,965,000	2,918,076
CVS Health Corp 3.625% 4/1/2027	7,479,000	7,384,928
CVS Health Corp 3.875% 7/20/2025	20,803,000	20,787,101
CVS Health Corp 5% 1/30/2029	15,279,000	15,511,416
CVS Health Corp 5.25% 1/30/2031	6,265,000	6,405,311
HCA Inc 3.5% 9/1/2030	18,350,000	17,352,365
HCA Inc 3.625% 3/15/2032	4,185,000	3,860,184
HCA Inc 5.625% 9/1/2028	19,094,000	19,648,183
HCA Inc 5.875% 2/1/2029	21,003,000	21,798,202
Humana Inc 3.7% 3/23/2029	12,046,000	11,673,876
Humana Inc 5.375% 4/15/2031	25,106,000	25,681,606
Sabra Health Care LP 3.2% 12/1/2031	39,949,000	35,599,469
Sabra Health Care LP 3.9% 10/15/2029	10,094,000	9,603,694
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028	9,969,000	9,937,831
		475,338,925
Pharmaceuticals - 0.0%
Elanco Animal Health Inc 6.65% 8/28/2028 (d)	6,362,000	6,617,867
Mylan Inc 4.55% 4/15/2028	6,911,000	6,853,505
Utah Acquisition Sub Inc 3.95% 6/15/2026	7,459,000	7,388,538
		20,859,910
TOTAL HEALTH CARE		633,583,403

Industrials - 0.4%
Aerospace & Defense - 0.3%
Boeing Co 3.55% 3/1/2038	3,337,000	2,677,262
Boeing Co 5.15% 5/1/2030	6,621,000	6,740,837
Boeing Co 5.805% 5/1/2050	34,788,000	33,361,720
Boeing Co 5.93% 5/1/2060	12,640,000	12,015,103
Boeing Co 6.259% 5/1/2027	7,761,000	7,984,636
Boeing Co 6.298% 5/1/2029	11,086,000	11,719,582
Boeing Co 6.388% 5/1/2031	8,397,000	9,024,208
Boeing Co 6.528% 5/1/2034	8,987,000	9,764,631
Boeing Co 6.858% 5/1/2054	13,529,000	14,810,411
Boeing Co 7.008% 5/1/2064	12,768,000	14,023,695
		122,122,085
Building Products - 0.0%
Carrier Global Corp 5.9% 3/15/2034	3,574,000	3,805,068
Carrier Global Corp 6.2% 3/15/2054	2,214,000	2,372,310
		6,177,378
Ground Transportation - 0.0%
CSX Corp 3.8% 4/15/2050	5,875,000	4,447,502
Industrial Conglomerates - 0.0%
3M Co 3.05% 4/15/2030	1,519,000	1,426,662
Machinery - 0.0%
Deere & Co 3.1% 4/15/2030	9,897,000	9,413,636
Professional Services - 0.0%
Paychex Inc 5.1% 4/15/2030	3,641,000	3,729,039
Paychex Inc 5.35% 4/15/2032	5,068,000	5,204,055
Paychex Inc 5.6% 4/15/2035	3,958,000	4,091,233
		13,024,327
Trading Companies & Distributors - 0.1%
Air Lease Corp 3.375% 7/1/2025	28,656,000	28,656,000
TOTAL INDUSTRIALS		185,267,590

Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.2%
Dell International LLC / EMC Corp 5.25% 2/1/2028	28,212,000	28,883,296
Dell International LLC / EMC Corp 5.3% 10/1/2029	11,000,000	11,320,738
Dell International LLC / EMC Corp 6.02% 6/15/2026	5,507,000	5,559,049
Dell International LLC / EMC Corp 6.1% 7/15/2027	9,944,000	10,277,195
Dell International LLC / EMC Corp 6.2% 7/15/2030	8,607,000	9,210,351
		65,250,629
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom Inc 1.95% 2/15/2028 (b)	7,184,000	6,775,508
Broadcom Inc 2.45% 2/15/2031 (b)	61,131,000	54,663,023
Broadcom Inc 2.6% 2/15/2033 (b)	61,131,000	52,287,431
Broadcom Inc 3.419% 4/15/2033 (b)	5,516,000	5,002,618
Broadcom Inc 3.5% 2/15/2041 (b)	43,849,000	34,752,438
Broadcom Inc 3.75% 2/15/2051 (b)	23,167,000	17,329,046
		170,810,064
Software - 0.2%
Oracle Corp 2.8% 4/1/2027	24,552,000	23,932,677
Oracle Corp 3.6% 4/1/2040	24,550,000	19,649,256
Oracle Corp 3.6% 4/1/2050	24,550,000	17,168,863
Oracle Corp 3.85% 4/1/2060	24,600,000	16,952,414
		77,703,210
TOTAL INFORMATION TECHNOLOGY		313,763,903

Materials - 0.3%
Chemicals - 0.2%
Celanese US Holdings LLC 6.85% 11/15/2028 (d)	18,666,000	19,613,785
Celanese US Holdings LLC 7.05% 11/15/2030 (d)	18,931,000	19,924,050
Celanese US Holdings LLC 7.2% 11/15/2033 (d)	11,063,000	11,744,038
Dow Chemical Co/The 4.55% 11/30/2025	13,459,000	13,413,278
		64,695,151
Construction Materials - 0.1%
Amrize Finance US LLC 4.6% 4/7/2027 (b)	36,803,000	36,952,008
Amrize Finance US LLC 4.7% 4/7/2028 (b)	26,383,000	26,622,665
		63,574,673
TOTAL MATERIALS		128,269,824

Real Estate - 2.7%
Diversified REITs - 0.3%
Piedmont Operating Partnership LP 2.75% 4/1/2032	6,300,000	5,246,444
Store Capital LLC 2.75% 11/18/2030	8,515,000	7,503,862
Store Capital LLC 4.625% 3/15/2029	8,847,000	8,700,211
VICI Properties LP 4.75% 2/15/2028	29,291,000	29,451,645
VICI Properties LP 4.75% 4/1/2028	6,730,000	6,785,049
VICI Properties LP 4.95% 2/15/2030	38,231,000	38,454,656
VICI Properties LP 5.125% 5/15/2032	10,549,000	10,510,167
VICI Properties LP 5.75% 4/1/2034	5,034,000	5,146,013
Vornado Realty LP 2.15% 6/1/2026	7,918,000	7,691,317
WP Carey Inc 3.85% 7/15/2029	6,097,000	5,933,027
		125,422,391
Health Care REITs - 1.0%
Alexandria Real Estate Equities Inc 2% 5/18/2032	19,486,000	16,178,238
Alexandria Real Estate Equities Inc 4.9% 12/15/2030	17,745,000	17,871,708
Healthcare Realty Holdings LP 3.1% 2/15/2030	6,066,000	5,625,925
Healthcare Realty Holdings LP 3.5% 8/1/2026	6,318,000	6,238,830
Healthpeak OP LLC 3.25% 7/15/2026	2,733,000	2,700,202
Healthpeak OP LLC 3.5% 7/15/2029	3,125,000	3,016,832
Omega Healthcare Investors Inc 3.25% 4/15/2033	25,245,000	21,792,921
Omega Healthcare Investors Inc 3.375% 2/1/2031	11,416,000	10,446,479
Omega Healthcare Investors Inc 3.625% 10/1/2029	26,970,000	25,673,181
Omega Healthcare Investors Inc 4.5% 4/1/2027	86,567,000	86,739,440
Omega Healthcare Investors Inc 4.75% 1/15/2028	28,933,000	29,056,752
Omega Healthcare Investors Inc 5.25% 1/15/2026	28,200,000	28,213,919
Ventas Realty LP 2.5% 9/1/2031	53,031,000	46,679,916
Ventas Realty LP 3% 1/15/2030	35,454,000	33,271,835
Ventas Realty LP 4% 3/1/2028	10,351,000	10,254,805
Ventas Realty LP 4.125% 1/15/2026	7,649,000	7,617,790
Ventas Realty LP 4.375% 2/1/2045	3,802,000	3,104,769
Ventas Realty LP 4.75% 11/15/2030	41,973,000	42,134,583
		396,618,125
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030	7,890,000	7,070,534
Prologis LP 3.25% 6/30/2026	2,124,000	2,101,963
		9,172,497
Office REITs - 0.3%
Boston Properties LP 3.25% 1/30/2031	16,564,000	15,178,669
Boston Properties LP 4.5% 12/1/2028	18,628,000	18,480,988
Boston Properties LP 6.75% 12/1/2027	24,397,000	25,619,104
COPT Defense Properties LP 2% 1/15/2029	2,896,000	2,638,459
COPT Defense Properties LP 2.25% 3/15/2026	7,272,000	7,133,321
COPT Defense Properties LP 2.75% 4/15/2031	7,105,000	6,284,318
Hudson Pacific Properties LP 4.65% 4/1/2029	37,205,000	33,427,323
		108,762,182
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP 3.95% 11/15/2027	20,195,000	19,658,621
Brandywine Operating Partnership LP 4.55% 10/1/2029	27,295,000	25,708,213
Brandywine Operating Partnership LP 8.3% 3/15/2028	33,242,000	35,641,175
CBRE Services Inc 2.5% 4/1/2031	23,518,000	20,784,585
Mid-America Apartments LP 4% 11/15/2025	3,541,000	3,532,927
Tanger Properties LP 2.75% 9/1/2031	18,732,000	16,426,224
Tanger Properties LP 3.125% 9/1/2026	16,602,000	16,301,163
Tanger Properties LP 3.875% 7/15/2027	28,881,000	28,506,393
		166,559,301
Residential REITs - 0.2%
American Homes 4 Rent LP 2.375% 7/15/2031	3,169,000	2,759,466
American Homes 4 Rent LP 3.625% 4/15/2032	14,296,000	13,190,901
American Homes 4 Rent LP 4.3% 4/15/2052	9,909,000	7,709,780
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	21,143,000	20,014,012
Sun Communities Operating LP 2.3% 11/1/2028	7,110,000	6,646,184
Sun Communities Operating LP 2.7% 7/15/2031	18,176,000	16,108,079
		66,428,422
Retail REITs - 0.5%
Brixmor Operating Partnership LP 4.05% 7/1/2030	22,047,000	21,388,140
Brixmor Operating Partnership LP 4.125% 5/15/2029	24,028,000	23,626,731
Brixmor Operating Partnership LP 4.125% 6/15/2026	26,610,000	26,508,658
Kite Realty Group LP 5.5% 3/1/2034	6,294,000	6,416,411
Kite Realty Group Trust 4.75% 9/15/2030	42,235,000	42,158,251
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	6,358,000	6,539,613
Realty Income Corp 2.2% 6/15/2028	3,445,000	3,252,408
Realty Income Corp 2.85% 12/15/2032	4,238,000	3,709,072
Realty Income Corp 3.25% 1/15/2031	4,502,000	4,219,853
Realty Income Corp 3.4% 1/15/2028	7,083,000	6,945,701
Regency Centers LP 3.7% 6/15/2030	25,000,000	24,167,832
Simon Property Group LP 2.65% 2/1/2032	30,000,000	26,427,127
		195,359,797
TOTAL REAL ESTATE		1,068,322,715

Utilities - 1.1%
Electric Utilities - 0.6%
Alabama Power Co 3.05% 3/15/2032	29,471,000	26,876,325
Cleco Corporate Holdings LLC 3.375% 9/15/2029	15,724,000	14,620,220
Cleco Corporate Holdings LLC 3.743% 5/1/2026	60,730,000	60,300,323
Cleveland Electric Illuminating Co/The 5.95% 12/15/2036	1,128,000	1,175,244
Consolidated Edison Co of New York Inc 3.35% 4/1/2030	3,290,000	3,161,898
Duquesne Light Holdings Inc 2.532% 10/1/2030 (b)	10,574,000	9,347,144
Duquesne Light Holdings Inc 2.775% 1/7/2032 (b)	19,219,000	16,572,173
Exelon Corp 2.75% 3/15/2027	6,523,000	6,364,448
Exelon Corp 3.35% 3/15/2032	7,920,000	7,305,864
Exelon Corp 4.05% 4/15/2030	7,291,000	7,172,478
Exelon Corp 4.1% 3/15/2052	5,867,000	4,497,998
Exelon Corp 4.7% 4/15/2050	3,246,000	2,736,442
IPALCO Enterprises Inc 5.75% 4/1/2034	43,698,000	43,897,968
Southern Co/The 5.7% 3/15/2034	27,735,000	28,982,325
		233,010,850
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The 1.375% 1/15/2026	30,500,000	29,920,279
AES Corp/The 2.45% 1/15/2031	28,885,000	25,252,514
AES Corp/The 3.95% 7/15/2030 (b)	42,717,000	40,612,196
		95,784,989
Multi-Utilities - 0.3%
Berkshire Hathaway Energy Co 3.7% 7/15/2030	4,149,000	4,025,564
NiSource Inc 2.95% 9/1/2029	40,740,000	38,434,391
NiSource Inc 3.6% 5/1/2030	22,835,000	21,902,784
Puget Energy Inc 4.1% 6/15/2030	25,767,000	24,888,869
Puget Energy Inc 4.224% 3/15/2032	27,319,000	25,710,282
Sempra 6% 10/15/2039	5,386,000	5,460,785
		120,422,675
TOTAL UTILITIES		449,218,514

TOTAL UNITED STATES		8,925,361,268
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $10,988,320,710)		10,524,351,104

U.S. Government Agency - Mortgage Securities - 21.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 21.2%
Fannie Mae 2.5% 1/1/2052	2,925,265	2,445,537
Fannie Mae 3.5% 12/1/2036	227,271	220,879
Fannie Mae 3.5% 5/1/2036	175,336	170,603
Fannie Mae 6.5% 7/1/2054	3,259,913	3,408,709
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.398%, 6.196% 5/1/2033 (c)(d)	1,142	1,160
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.445%, 6.32% 4/1/2037 (c)(d)	14,610	15,029
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 6.71% 1/1/2035 (c)(d)	3,755	3,857
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 7.48% 7/1/2034 (c)(d)	1,901	1,940
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.534%, 6.409% 3/1/2036 (c)(d)	22,078	22,661
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 7.428% 6/1/2036 (c)(d)	13,222	13,565
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.44% 3/1/2037 (c)(d)	15,945	16,459
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 7.065% 9/1/2036 (c)(d)	3,515	3,612
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 7.353% 5/1/2035 (c)(d)	25,536	26,164
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.636%, 7.269% 7/1/2035 (c)(d)	47,115	48,451
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.643%, 6.905% 11/1/2036 (c)(d)	61,980	63,714
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.645%, 6.395% 5/1/2036 (c)(d)	44,547	45,851
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.673%, 6.709% 3/1/2033 (c)(d)	8,036	8,248
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.683%, 6.511% 5/1/2036 (c)(d)	10,940	11,273
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.696%, 6.761% 7/1/2043 (c)(d)	202,838	210,696
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 6.564% 6/1/2042 (c)(d)	21,872	22,734
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.73%, 6.752% 3/1/2040 (c)(d)	28,436	29,480
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.814% 7/1/2035 (c)(d)	12,346	12,699
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.5% 8/1/2041 (c)(d)	49,021	50,882
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.635% 1/1/2042 (c)(d)	62,514	65,106
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 7.622% 7/1/2041 (c)(d)	5,360	5,584
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.807%, 7.093% 12/1/2040 (c)(d)	636,428	662,848
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.81%, 6.685% 12/1/2039 (c)(d)	10,020	10,396
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.713% 2/1/2042 (c)(d)	27,722	28,917
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 7.318% 9/1/2041 (c)(d)	9,927	10,339
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 7.569% 7/1/2041 (c)(d)	11,914	12,424
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.825%, 6.725% 2/1/2035 (c)(d)	38,895	40,150
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 7.33% 10/1/2041 (c)(d)	3,168	3,263
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.955%, 6.738% 7/1/2037 (c)(d)	63,631	66,104
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.458% 3/1/2035 (c)(d)	12,917	13,221
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.224%, 6.508% 8/1/2036 (c)(d)	78,893	80,772
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.913% 6/1/2036 (c)(d)	21,211	21,684
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.277%, 7.24% 10/1/2033 (c)(d)	17,792	18,152
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 7.23% 7/1/2034 (c)(d)	16,098	16,465
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.464%, 6.711% 5/1/2035 (c)(d)	9,061	9,284
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	13,601,976	12,143,243
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	1,653,789	1,376,347
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	18,564,240	16,648,750
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	17,565,316	15,681,538
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	7,660,319	6,869,914
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	4,171,144	3,723,813
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	36,750	32,958
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	1,620,149	1,350,527
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	17,617,745	14,533,632
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	7,934,179	7,083,285
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	25,662	22,910
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	1,651,086	1,375,186
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	3,939,854	3,517,328
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	1,683,268	1,399,734
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	26,128,554	19,666,908
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	24,739	22,086
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	1,718,378	1,427,926
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	1,754,222	1,336,297
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2035	7,160,879	6,422,008
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	26,530,282	19,952,706
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	7,205,276	6,642,486
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	5,364,142	4,281,781
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	927,528	736,896
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	455,753	363,650
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	70,578	56,072
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	49,722	39,503
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2040	682,282	589,612
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	5,243,884	4,480,571
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	17,901	15,318
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	9,267,353	7,495,879
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	30,086,125	24,165,865
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	22,383,946	18,063,238
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	9,145,236	7,365,668
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2052	66,680	52,859
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	6,693,915	5,727,866
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	5,366,037	4,590,905
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	5,006,009	4,281,210
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	5,164,228	4,138,343
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	28,469,019	22,929,244
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	18,052,004	14,488,501
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,499,259	1,196,275
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	203,585	161,743
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	1,908,478	1,651,325
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	15,092	13,017
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	15,286,643	12,249,919
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	10,643,444	8,542,406
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	5,951,936	4,797,471
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	5,593,390	5,459,781
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	16,065	13,837
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	57,626	46,070
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	13,637	10,894
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	436,321	346,645
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	71,369	57,281
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	16,451	14,160
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2042	11,300,980	9,639,351
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	16,380,214	13,059,705
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	97,186	77,637
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,251,740	1,008,555
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	810,755	701,416
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	12,163,809	9,698,028
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	9,256,278	7,371,218
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2035	20,917,516	19,303,301
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	10,658,165	8,487,607
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	595,001	514,334
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	17,625	15,135
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	3,593,858	3,308,657
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	6,321,747	5,421,836
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	6,262,802	5,396,283
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	1,665,905	1,425,993
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	37,851,790	30,273,309
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	4,014,267	3,229,369
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	1,996,652	1,595,646
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	234,327	187,118
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	67,358	53,787
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	6,165,661	5,676,366
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	2,552,712	2,187,870
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	2,229,731	2,144,775
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2037	12,334,081	11,570,295
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2029	309,487	301,064
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2029	29,080	28,288
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	2,282,726	2,196,641
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	245,991	236,904
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	65,012	62,585
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	35,465	34,142
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	6,742	6,493
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2032	35,657	34,176
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	3,305,559	2,770,695
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	387,615	377,538
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	1,436,416	1,382,784
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	75,163	72,357
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	71,218	68,505
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	560,985	537,696
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	7,630	7,361
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	9,838,713	8,696,733
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	6,417,301	5,675,412
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	4,124,102	3,661,427
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	1,362,727	1,209,121
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	1,354,191	1,202,923
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	1,230,943	1,093,248
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	10,838,577	9,074,654
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	8,357,667	6,997,500
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	3,999,069	3,845,181
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	108,589	104,005
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	24,832	23,802
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	10,622,619	10,205,091
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	15,262,344	12,821,401
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	80,531	67,576
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	1,222,086	1,176,447
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	3,893,855	3,464,648
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2042	3,140,309	2,790,376
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2033	24,248	23,250
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	1,204,032	1,077,419
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	1,130,566	1,011,266
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	4,957,820	4,160,256
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	6,033,874	5,066,976
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	2,206,801	2,123,506
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	8,295,968	7,609,489
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	3,655,667	3,251,627
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2042	1,296,583	1,147,471
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	25,595,937	21,694,287
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	6,388,834	5,355,074
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	249,798	241,053
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	882,543	789,636
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	1,276,534	1,139,030
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	1,002,836	894,769
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	206,501	182,822
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	82,105	72,729
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	259,555	220,072
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	29,204,740	24,579,589
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	14,734,948	12,447,423
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	7,468,722	6,257,893
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	6,940,663	5,815,443
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	30,403,663	25,655,146
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	2,519,297	2,235,575
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	1,033,328	920,330
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	1,574,650	1,517,706
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	339,912	327,739
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	13,681,114	12,932,247
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	29,930,456	25,078,133
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	23,995,564	20,105,406
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	23,322,596	19,541,539
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	21,362	20,775
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	607,163	584,495
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2035	5,327,265	5,009,029
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	8,290,663	7,344,133
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	114,804	111,332
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	1,753,028	1,602,580
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	365,031	333,230
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	242,021	222,202
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	207,252	189,198
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	190,624	174,389
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	179,852	164,326
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	156,791	142,947
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	152,947	140,021
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	130,403	118,895
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	99,302	91,306
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	72,088	66,363
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	44,550	40,925
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	34,990	31,870
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	34,739	31,765
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	33,683	30,707
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	31,542	28,715
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	31,166	28,684
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	31,300	28,550
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	27,992	25,541
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	26,313	24,017
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	25,889	23,720
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	24,145	22,064
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	24,067	21,993
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	11,341	10,265
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	138,149	126,959
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	7,546,672	6,599,288
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	1,251,346	1,093,083
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	431,904	376,740
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	18,435	16,081
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	156,353	142,698
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	3,482	3,207
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	2,843,248	2,544,069
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2050	50,116	44,201
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	6,120,185	5,349,964
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	778,215	759,296
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	862,323	789,003
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	127,108	116,096
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	90,984	83,342
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	65,222	59,383
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	28,474	26,074
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	25,706	23,496
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	25,381	23,352
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	24,256	22,486
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	21,875	19,794
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	9,907	9,070
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	3,642,723	3,259,420
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	3,509,632	3,140,333
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	1,458,075	1,275,033
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	19,126,786	16,725,672
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	10,328,519	9,057,732
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	247,075	215,363
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	108,504	95,391
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	78,533	69,042
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2028	11,660	11,439
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	4,716,138	4,589,480
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	2,044,212	1,989,529
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	472,675	432,992
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	202,064	184,575
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	116,135	106,181
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	83,688	76,194
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	80,045	72,528
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	78,563	71,731
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	78,094	71,393
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	73,477	67,175
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	67,258	61,523
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	32,327	29,815
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	24,842	22,703
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	21,684	19,815
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	16,403	14,989
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	15,768	14,263
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	15,428	14,202
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	9,872	9,103
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	6,893	6,292
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	5,838	5,336
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2044	20,689	18,540
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	21,319	18,690
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	13,620,866	11,910,948
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	6,803,767	5,947,518
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	4,519,783	3,960,859
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	2,164,669	1,892,923
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	1,337,271	1,307,858
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	72,610	71,157
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	79,199	76,806
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	530,616	517,866
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	1,261,237	1,150,723
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	964,837	880,665
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	729,991	667,249
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	580,293	530,088
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	467,173	426,402
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	285,056	260,839
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	242,733	221,501
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	220,484	200,728
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	138,253	126,760
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	115,547	105,651
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	95,293	86,272
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	65,637	59,752
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	17,702	16,093
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	17,019	15,575
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	8,932	8,152
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	7,329	6,867
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	8,268,073	7,284,386
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	23,648,452	20,657,533
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	6,026,826	5,264,588
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	3,569,756	3,109,350
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	397,195	346,960
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	172,150	167,355
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	398,586	364,436
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	104,706	95,646
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	68,994	62,957
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	31,445	28,667
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	23,646	21,591
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	17,099	15,610
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	14,514	13,283
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2044	100,284	90,379
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	271,947	246,111
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	107,998	96,749
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	1,301,840	1,164,855
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	11,053,180	9,641,421
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	10,490,961	9,216,580
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	9,099,668	7,937,420
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	315,863	285,741
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	256,948	234,691
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	58,454	53,376
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	53,986	49,230
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	50,883	46,455
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	45,146	41,154
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	18,244	16,646
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	17,680	16,117
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	10,315	9,410
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	1,175,857	1,054,333
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2049	44,710	39,334
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	41,386,094	36,462,217
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	8,993,989	7,915,505
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	1,287,995	1,174,101
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	1,059,294	967,108
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	150,655	137,457
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	97,242	88,706
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	72,759	66,316
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	65,972	60,131
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	35,361	32,274
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	19,382	17,689
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	15,674	14,170
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	3,300	2,987
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	1,529,811	1,375,502
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	108,786	98,513
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	75,259	69,151
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	1,177,439	1,054,279
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2051	1,212,860	1,057,948
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	21,350	19,264
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	15,496	14,040
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	15,390	13,995
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	11,078	10,011
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2044	1,010,860	922,443
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	105,215	94,275
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	12,576,581	11,009,549
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	276,331	241,037
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	1,555,142	1,519,138
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2036	14,846	14,133
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	240,480	220,347
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	56,732	51,802
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	4,376,420	3,980,906
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	25,024	22,840
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	18,192	16,674
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	603,860	541,074
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	538,293	482,324
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	10,381,938	9,292,751
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	4,380,910	3,852,849
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	223,076	194,584
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	51,076	50,024
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	682,468	621,322
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	300,900	273,722
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	38,643	35,006
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	3,348,694	2,999,469
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	302,385	270,850
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	110,830	99,272
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	15,495,289	13,608,169
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	268,062	233,154
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	86,838	76,072
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	6,200,792	5,441,743
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	43,446	37,979
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	3,294,851	3,206,697
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	818,400	747,354
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	120,349	109,565
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	105,559	95,937
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	43,859	39,930
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	5,350	4,871
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2050	105,218	92,173
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2050	23,043	19,992
Fannie Mae Mortgage pass-thru certificates 3.25% 12/1/2041	14,946	14,064
Fannie Mae Mortgage pass-thru certificates 3.4% 7/1/2042	34,371	31,998
Fannie Mae Mortgage pass-thru certificates 3.4% 8/1/2042	173,211	161,085
Fannie Mae Mortgage pass-thru certificates 3.4% 9/1/2042	113,653	105,985
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2038	31,796	30,463
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2041	18,388	17,361
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	849,448	796,186
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	140,350	131,762
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	7,894,115	7,277,115
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	141,329	130,283
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	46,708	43,058
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	10,965	10,111
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	476	440
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	3,678,554	3,395,639
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	2,275,106	2,067,602
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2033	3,940	3,870
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2035	130,406	125,756
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2040	26,962	25,447
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	1,665,441	1,561,592
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	594,053	560,277
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	554,302	519,560
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	148,669	139,403
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	89,279	83,761
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	42,145	39,704
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	24,739	23,148
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	4,661	4,375
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	406,776	376,000
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	247,858	228,563
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	3,457,414	3,195,828
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2049	7,713	7,095
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2051	2,462,819	2,230,498
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2041	4,002	3,766
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	282,933	264,300
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	177,444	166,146
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	86,265	80,726
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	73,743	68,692
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	46,425	43,491
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	23,904	22,349
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	88,768	82,523
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	26,663	24,646
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	5,655	5,227
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	265,021	240,021
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	111,521	101,211
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	87,975	79,841
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	12,963	12,240
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	195,517	183,609
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	129,595	121,644
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	75,464	70,637
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2044	21,137	19,685
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	60,737	56,312
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	1,797,913	1,657,389
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	479,464	441,989
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	855,795	786,767
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	324,503	303,116
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	109,547	102,679
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	60,730	56,478
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	19,779	18,233
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2051	45,798	41,617
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	4,494,925	4,079,340
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	340,539	317,982
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	305,513	286,006
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	7,579,280	6,873,198
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	1,298,061	1,169,934
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2039	198,314	190,002
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	371,921	349,048
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	258,858	242,858
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	18,183	17,039
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	4,555	4,282
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	1,417,640	1,325,359
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	795,077	742,567
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	142,718	133,548
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	104,304	97,523
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	33,990	31,818
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	2,381,011	2,199,377
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	640,041	591,216
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2049	5,393	4,917
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2051	496,473	450,687
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2038	117,638	112,708
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	740,539	696,294
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	97,821	91,439
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	5,334	5,014
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	3,958	3,722
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	1,180,870	1,103,260
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	651,609	608,964
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	20,283	18,855
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2044	10,216	9,601
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	1,163,728	1,074,953
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	1,033,225	938,019
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	31,001	28,106
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2038	130,861	125,377
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	801,299	751,945
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	33,596	31,538
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	20,284	19,017
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	1,062,695	993,254
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	16,799	15,744
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2051	637,443	578,707
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	48,155	45,126
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	4,152	3,898
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	104,211	97,062
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	2,881,015	2,657,637
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	1,801,490	1,661,812
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	190,378	175,617
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	9,530,734	8,935,852
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2051	3,562,595	3,233,210
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	4,567,127	4,159,139
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	915,243	859,001
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	222,107	208,840
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	131,195	122,780
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	1,026,734	964,141
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	130,067	121,848
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	24,547	22,948
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	4,117	3,852
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2044	41,884	38,887
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	510,767	471,165
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	18,947	17,484
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	10,622,488	9,759,045
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2051	587,085	529,540
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2051	295,865	268,510
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2052	3,282,643	2,963,498
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2037	8,375	8,029
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	391,198	366,582
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	344,446	323,130
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	195,093	182,994
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	117,719	110,325
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	109,541	102,997
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	79,726	74,977
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	62,045	58,122
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	35,304	33,101
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	30,616	28,811
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	842,820	779,053
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	25,115	23,215
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	6,197,599	5,719,008
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	10,270	9,477
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	2,212,542	2,045,142
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	57,142	52,497
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	2,015,427	1,825,309
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	392,757	356,444
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	31,645	28,719
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	22,182	20,132
Fannie Mae Mortgage pass-thru certificates 3.65% 5/1/2042	19,749	18,571
Fannie Mae Mortgage pass-thru certificates 3.65% 8/1/2042	52,236	49,220
Fannie Mae Mortgage pass-thru certificates 3.9% 4/1/2042	25,600	24,516
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	2,923,077	2,828,400
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	381,982	369,088
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	122,694	118,559
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	113,400	109,685
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	76,055	73,640
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	47,284	45,716
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	30,138	29,129
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	24,111	23,300
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	14,088	13,676
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	13,171	12,738
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	11,630	11,275
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	9,704	9,410
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	9,542	9,233
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	9,051	8,753
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	1,936,203	1,872,798
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	131,870	127,232
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	86,276	82,990
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	6,503	6,413
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	269,276	259,716
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2044	135,500	129,993
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	1,009,563	964,281
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	271,710	258,911
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	56,073	52,977
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049	254,533	240,077
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2039	400,763	388,220
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2039	86,360	83,546
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	317,307	307,400
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	158,934	153,243
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	106,770	103,623
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	57,492	55,658
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	35,238	34,141
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	22,231	21,554
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	18,830	18,273
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	1,166	1,126
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	1,652,670	1,596,656
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	1,025,469	990,375
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	60,499	58,287
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	28,607	27,674
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	18,152	17,544
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	5,728	5,602
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	535,402	516,451
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	174,668	166,603
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	53,868	51,212
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	2,861,145	2,728,157
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2050	11,568,717	10,926,154
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2038	254,752	246,860
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	2,696,094	2,609,159
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	343,892	333,334
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	235,835	228,777
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	209,955	202,871
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	197,626	190,633
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	186,179	179,995
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	180,224	174,444
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	179,731	174,123
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	162,289	156,977
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	151,780	146,328
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	142,167	137,475
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	130,685	126,076
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	121,668	117,726
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	94,702	91,500
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	88,130	84,948
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	79,476	77,107
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	78,827	76,201
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	69,740	67,218
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	62,048	59,815
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	54,006	52,588
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	39,090	37,616
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	34,523	33,416
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	32,078	31,027
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	24,193	23,518
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	23,264	22,545
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	13,682	13,241
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	3,126	3,014
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	876	849
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	1,979,447	1,912,805
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	512,099	494,753
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	435,394	419,971
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	19,911	19,154
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2042	37,480	36,203
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	649,465	617,451
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2038	491,494	476,352
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2039	247,127	239,018
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	477,686	461,760
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	100,866	97,554
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	87,162	84,386
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	44,473	42,956
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	16,402	15,944
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	14,593	14,142
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	12,535	12,176
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	12,256	11,849
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	10,845	10,409
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	7,589	7,353
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,860	4,689
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,165	4,039
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	3,607	3,495
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	3,376	3,267
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	1,496	1,448
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	707	682
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	408,354	393,817
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	222,987	215,515
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	39,208	37,822
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	26,605	25,704
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2042	83,671	80,843
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2043	66,299	63,512
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	637,487	610,208
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	93,521	89,502
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	519,747	495,589
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	237,730	225,863
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	13,221	12,561
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	468,160	443,912
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	2,420,426	2,342,358
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	146,093	141,311
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	44,273	42,823
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	34,720	33,444
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	25,273	24,410
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	13,282	12,862
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	11,537	11,157
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	10,258	9,916
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	8,351	8,078
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	1,883	1,822
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	1,401,505	1,351,220
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	247,316	238,038
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	118,478	114,573
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	78,333	76,003
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	42,281	40,888
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	37,804	36,420
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	10,901	10,499
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	4,885	4,707
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	13,324	12,696
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	322,558	307,061
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	583,852	551,605
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	20,202	19,156
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	2,234,941	2,108,012
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2036	33,403	32,625
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	995,433	965,923
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	357,153	346,410
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	111,605	108,187
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	140,158	136,057
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	62,840	60,783
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	57,281	55,195
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	32,684	31,601
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	23,668	22,893
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	22,630	21,912
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	20,848	20,094
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	7,551	7,309
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	7,475	7,232
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	3,397	3,281
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	2,117	2,047
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	1,126,198	1,084,950
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	140,619	135,852
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	129,776	125,038
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	106,880	103,028
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	92,409	89,080
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	55,119	53,190
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	40,974	39,381
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	2,551,583	2,444,193
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	918,576	877,971
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	153,303	146,396
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	1,986,511	1,894,177
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	124,126	118,279
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	637,226	602,032
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	957,413	923,625
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	330,771	319,090
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	311,849	300,874
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	184,673	177,924
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	137,680	132,596
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	60,457	58,190
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	59,607	57,329
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	49,945	48,127
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	34,771	33,725
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	20,218	19,483
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	429,370	412,414
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	143,837	137,409
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	110,997	105,352
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	2,606,735	2,477,426
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	615,466	583,589
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	599,009	567,985
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	151,980	143,253
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	2,804,309	2,635,404
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2039	229,467	222,151
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	2,729,647	2,594,242
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	1,094,741	1,038,041
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	595,110	576,829
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	462,563	448,754
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	1,729	1,679
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	274,614	265,752
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2044	229,199	219,520
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2044	20,725	19,856
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2045	327,076	312,612
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	2,041,386	1,943,950
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	4,953,407	4,642,677
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	4,784,266	4,484,146
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	59,219	57,642
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	4,701	4,571
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	1,069	1,037
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2042	45,864	44,157
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2043	30,366	29,118
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	3,288,764	3,140,011
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	1,732,039	1,646,120
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	1,474,679	1,401,527
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	116,587	112,820
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	12,103	11,736
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	10,772	10,461
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	101,082	96,997
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	29,630	28,416
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	24,558	23,544
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	337,195	320,995
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	312,762	297,736
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	203,867	194,073
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2038	340,920	331,751
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	632,774	612,063
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	56,374	54,529
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	55,949	54,057
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	26,656	25,757
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	66,900	64,551
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	28,442	27,376
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	24,155	23,274
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	17,423	16,901
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	6,765	6,536
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2043	14,250	13,658
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	3,901,337	3,722,438
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2047	29,457	28,051
Fannie Mae Mortgage pass-thru certificates 4.25% 11/1/2041	47,902	46,839
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2034	4,125	4,106
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	20,959	20,687
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	508,194	494,396
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	70,783	68,795
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	43,630	42,473
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	34,841	33,786
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	28,307	28,026
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2043	3,135	3,088
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	1,486,711	1,460,283
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	212,424	206,789
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	10,804	10,524
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	3,370	3,352
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	485,957	481,599
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	29,396	29,104
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	17,880	17,711
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	150,871	149,407
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	8,264	8,210
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	3,935,208	3,896,047
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	120,891	119,531
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	192,478	189,056
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	31,870	31,303
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045	363,039	359,310
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	65,301	63,630
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	21,400	20,832
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	58,800	58,539
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	18,974	18,892
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	298,798	296,176
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	58,729	58,197
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	58,050	57,451
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	12,195	12,081
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	9,214	9,124
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2041	327,055	323,505
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	12,014	11,848
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	23,279	22,894
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	6,104	6,011
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	242,139	236,321
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2047	32,952	32,088
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	950,511	927,377
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2052	5,143,274	4,968,268
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2033	15,353	15,287
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	738,604	731,451
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	21,277	21,056
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	12,883	12,755
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	1,267	1,257
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	520,080	511,810
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	955,663	945,978
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	259,133	251,855
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	189,143	183,830
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	92,606	89,803
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	2,916,778	2,898,654
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	112,785	112,252
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	2,091	2,081
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	24,086	23,837
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2045	193,614	189,930
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	153,752	150,298
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	152,573	148,669
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	37,430	36,472
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	28,015	27,403
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	294,623	286,347
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	57,957	56,329
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	2,058,957	2,048,987
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	606,118	603,285
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	355,142	353,540
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	9,611	9,527
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	708	702
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	70,313	69,501
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	19,030	18,832
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	5,476	5,420
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	2,051	2,030
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	121,374	119,444
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	56,190	55,297
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	92,765	91,000
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	202,637	197,452
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	154,161	150,079
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	96,690	94,216
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	79,962	77,916
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	41,082	40,031
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	34,449	33,567
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	203,100	197,268
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	382	381
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	5,222,645	5,204,882
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	4,056	4,021
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2040	12,875	12,752
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2041	124,653	123,368
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2041	10,696	10,580
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	132,833	129,434
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	52,770	51,618
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	24,080	23,554
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	1,577,676	1,567,873
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	1,871	1,855
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	1,830,319	1,811,388
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	550,416	547,595
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	507,224	499,159
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2045	157,258	154,069
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046	81,834	79,868
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	2,733,906	2,667,367
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	74,818	72,997
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	42,734	41,640
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	24,944	24,399
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2026	3,591	3,582
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	5,568	5,547
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	2,651	2,641
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	398,711	395,241
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	62,944	62,404
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	14,560	14,433
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	9,090	9,010
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	2,642	2,618
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	11,099	10,978
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	16,370	16,187
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2045	78,488	76,995
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	2,160,399	2,107,818
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	337,915	329,268
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	80,421	80,080
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	39,240	39,068
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	36,067	35,914
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	27,737	27,612
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	25,902	25,778
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	16,133	16,064
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	11,689	11,638
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	6,462	6,438
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	6,054	6,028
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	3,904	3,889
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2037	11,018	10,976
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	4,103,801	4,083,431
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	333,055	329,821
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	3,851	3,817
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	3,540	3,509
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	2,198	2,177
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	1,506	1,494
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	37,166	36,808
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	14,284	14,138
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	9,647	9,509
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2047	18,248	17,764
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	88,747	88,362
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	42,370	42,184
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	40,578	40,400
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	33,325	33,181
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	18,184	18,107
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	14,557	14,491
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	200,546	199,476
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	102,377	101,890
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	5,347	5,319
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	20,342	20,173
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	5,160	5,103
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2041	45,580	45,081
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	841,204	832,989
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	50,187	49,810
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	359,903	350,356
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	76,425	74,398
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2029	4,518	4,553
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2035	8,837	8,937
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	696,207	704,322
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	18,116,695	17,969,384
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	11,830,796	11,734,598
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	2,616,787	2,643,746
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	9,668,678	9,590,060
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	6,145,194	6,095,226
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	5,616,912	5,587,037
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2043	7,634	7,721
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	6,516,803	6,461,777
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	1,857,812	1,876,969
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	647,496	653,193
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	313,069	316,443
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	28,401	28,712
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2045	5,612	5,663
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	123,360	124,799
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	33,085	33,470
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	31,533	31,878
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2052	2,664,992	2,654,357
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	4,510,898	4,557,087
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	656,609	663,334
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	59,555	60,249
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	49,521	50,098
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	35,566	35,961
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2044	22,583	22,830
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2052	982,085	977,859
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	88,546	89,404
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	1,111,821	1,123,913
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	18,631	18,843
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2039	10,712	10,833
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	46,266	46,805
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	13,108	13,261
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	24,169	24,412
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	20,582	20,822
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	48,044	48,569
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	22,552	22,798
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	10,723	10,848
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	69,437	70,196
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	18,630	18,833
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2025	4	4
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2040	14,045	14,202
Fannie Mae Mortgage pass-thru certificates 5.311% 8/1/2041 (d)	501,029	505,754
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2048	1,113,064	1,142,623
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2048	430,664	440,889
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	9,216,569	9,233,790
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2048	1,819,748	1,862,955
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	13,046,345	13,074,798
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	2,828,655	2,848,083
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2049	985,687	1,009,091
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2049	369,372	376,988
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2049	88,423	90,246
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2049	65,974	67,334
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2048	441,420	452,591
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2049	366,174	373,724
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	6,542,068	6,601,313
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	6,191,000	6,270,281
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	5,663,327	5,721,693
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	22,878,302	22,935,347
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	9,140,466	9,217,529
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2048	260,410	266,634
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	21,017,897	21,287,050
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	32,492,509	32,553,218
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	8,256,210	8,379,999
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	9,419,885	9,437,485
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.313%, 5.938% 5/1/2034 (c)(d)	25,343	25,596
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.42%, 5.998% 9/1/2033 (c)(d)	64,452	65,013
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.505%, 6.38% 1/1/2035 (c)(d)	4,482	4,550
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.51%, 6.316% 2/1/2033 (c)(d)	162	164
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.369% 12/1/2034 (c)(d)	11,600	11,790
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.41% 3/1/2035 (c)(d)	9,755	9,923
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 6.195% 10/1/2033 (c)(d)	1,518	1,541
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.369% 7/1/2035 (c)(d)	2,143	2,182
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.96%, 6.585% 9/1/2035 (c)(d)	3,960	4,071
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 2.5%, 7.25% 3/1/2036 (c)(d)	41,296	42,820
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	8,094	8,486
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	1,417	1,484
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2037	1,175,637	1,234,629
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	386,508	406,843
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	373,976	394,216
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	32,288	34,058
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	201,410	210,265
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	59,774	62,453
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	19,995	20,710
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	8,786	9,225
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	7,943	8,337
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	5,593	5,877
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	1,802	1,885
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	1,389	1,450
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	1,039	1,091
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	881	925
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	673	705
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	379,103	398,461
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	105,276	110,865
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	12,976,415	13,372,792
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	582,880	608,134
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	50,392	52,709
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	46,989	48,690
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	20,285	21,176
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	3,846	4,042
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	1,881	1,977
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	813	853
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	707	743
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2037	23,162	24,402
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2038	1,216	1,281
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2038	1,022	1,079
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	8,212,224	8,457,942
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	3,072,391	3,166,240
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	1,170,487	1,207,704
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	59,211	62,417
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2038	1,105	1,165
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2038	718	756
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	12,291,139	12,647,379
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	1,916,743	1,983,078
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2035	656	683
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2036	165,603	172,623
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2037	51,086	53,598
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	134,858	142,183
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	37,106	38,812
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039	4,167	4,395
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	8,165,563	8,318,022
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	15,683,581	16,162,652
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2040	50,686	53,400
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2032	2,519	2,620
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	2,999	3,144
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	742	781
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2037	9,325	9,798
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	504,612	531,534
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	22,875,253	23,302,357
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	9,507,549	9,786,824
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	52,846	55,170
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	6,291	6,605
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	3,616	3,783
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	181	190
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	100	103
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	170,855	179,215
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	13,266,817	13,634,752
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	9,755,864	10,011,185
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	25,271,200	25,743,039
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	5,440,817	5,614,238
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	60,906	63,833
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	11,995	12,549
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	8,823	9,240
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	1,198	1,254
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	851	890
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	522	546
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2036	318	323
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	62,068	65,456
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	347,994	366,753
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	2,267,064	2,329,937
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	17,772,287	18,298,498
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	12,882,114	13,122,636
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	15,737	16,451
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	6,143	6,427
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	4,308	4,509
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	3,776	3,958
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	321	337
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	184	193
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	835,715	870,550
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2038	186	196
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	28,189,994	28,716,330
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2029	8,349	8,555
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	86,725	90,854
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	10,071	10,523
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	2,917	3,065
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	1,563	1,640
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	1,278	1,336
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	172	179
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	35,107	36,965
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2038	38,177	40,236
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	31,604,128	32,194,208
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	624	661
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	569	601
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2054	13,599,581	14,171,237
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	2,862,717	3,004,968
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2035	10,933	11,597
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	11,469,146	11,951,249
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	3,597	3,751
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	35,727	37,358
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2036	1,589	1,688
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	2,560,142	2,679,878
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	591	625
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	3,384	3,592
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	4,929,255	5,102,182
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	5,109,891	5,359,016
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2037	1,160	1,237
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2035	1,896	1,988
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	11,889,665	12,438,675
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	8,175,142	8,458,108
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	5,313,457	5,563,790
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	10,627	11,081
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	2,513	2,620
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	4,174	4,372
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	769	815
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	27,884,854	29,198,590
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	8,961,717	9,271,908
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	3,575,405	3,725,697
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	6,366	6,752
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	1,372	1,455
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	31,786	33,222
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	24,997	26,114
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	5,642	5,902
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	4,761,713	4,984,415
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2035	580	615
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	8,301,756	8,674,716
Fannie Mae Mortgage pass-thru certificates 6.768% 2/1/2039 (d)	176,254	182,680
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2026	79	79
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2026	13	13
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	1,224	1,232
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	239	252
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	39	41
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	169	178
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	1,796	1,889
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	290	307
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	181	190
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2025	56	56
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2025	8	8
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2025	7	7
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	968	974
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	2	1
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2027	21	22
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	13,562	14,263
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	5,750	6,047
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	947	996
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	142	142
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	74	78
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	49	52
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	7,155	7,525
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	760	800
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	273	287
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	215	226
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2031	265	280
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	481	511
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	406	427
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	35	35
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	24	24
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	9	9
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	6	6
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2026	105	105
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	829	872
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	356	374
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	230	242
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	215	226
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	149	157
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	130	136
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2029	1,651	1,736
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2031	9,861	10,380
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2025	3	3
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	572	576
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	86	86
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	1,840	1,935
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	681	717
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2032	311	329
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2026	101	101
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2026	41	41
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2027	40	42
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	4,923	5,178
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	757	796
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	316	333
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	6,343	6,672
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	747	785
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	50	52
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2031	1,106	1,111
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2032	379	399
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2033	2,298	2,443
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	1,178	1,180
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	45	45
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	7	7
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	3	3
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2027	76	80
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2028	41	43
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2028	11	11
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2029	234	246
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	10,427	10,991
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	576	609
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	286	301
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	109	115
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	379	379
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	15	15
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	10	10
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2028	97	102
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2031	279	294
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	753	798
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	512	543
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	46	48
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	210	210
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	111	111
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	109	109
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	43	43
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2027	26	28
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	6,466	6,800
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	212	223
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	14,993	15,769
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	823	867
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	382	405
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	84	89
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	2,800	2,945
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	15	16
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2029	1,841	1,936
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	8,553	9,067
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	3,941	4,145
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	1,801	1,894
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	1,434	1,523
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	424	450
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2026	111	111
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2026	61	61
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2027	11	11
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	2,925	3,076
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	51	54
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	1,320	1,389
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	220	232
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	38	40
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	20	21
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	489	514
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	194	204
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	1,169	1,234
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	1,110	1,178
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	274	289
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	123	130
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2037	4,100	4,414
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	15	15
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	12	12
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	1,426	1,433
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	238	239
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	1,654	1,739
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2028	444	444
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2028	307	323
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	697	733
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	324	341
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	111	116
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	33	33
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	941	989
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	111	117
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	14,366	15,239
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	3,623	3,841
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2025	9	9
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2025	2	1
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	1,729	1,740
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	78	79
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	740	778
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	22	23
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	4	4
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	865	910
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	631	663
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	501	527
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2029	3,343	3,516
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2029	127	134
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2030	2,447	2,574
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	4,061	4,271
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	346	364
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	287	302
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	162	171
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2032	2,929	3,110
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2026	31	32
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	1,063	1,075
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	18	18
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	1,289	1,314
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	1,175	1,202
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	1,061	1,083
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	429	439
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	406	416
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	203	208
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	119	122
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	109	111
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	49	50
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	46	46
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	33	34
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2030	596	623
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	37	37
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	18	18
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	378	388
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	85	88
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	83	85
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	11	11
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2028	48	50
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	11,099	11,483
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	2,891	3,033
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	388	405
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2026	12	12
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	1,257	1,282
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	673	690
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	522	532
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	353	356
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	321	327
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	59	61
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	58	59
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	54	56
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	356	362
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	189	197
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	65	67
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	24,261	25,547
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	1,061	1,089
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	351	360
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	267	273
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	45	46
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	705	722
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	261	271
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2030	1,309	1,388
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	449	455
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	345	351
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	180	186
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	67	68
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	27	27
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	2,829	2,966
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	1,253	1,306
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	64	67
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2031	821	869
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2026	289	288
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	1,612	1,641
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	289	297
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	223	224
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	504	514
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2026	64	64
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2028	482	494
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	27	28
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	1,281	1,305
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	110	111
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	100	102
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	61	62
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	891	911
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	112	115
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	671	698
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	392	395
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	43	43
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	543	552
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	79	80
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	2,033	2,095
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2029	3,204	3,343
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2025	3	3
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2026	7	7
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	262	266
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	222	225
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	58	59
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2028	4,793	4,873
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	1,932	2,004
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	223	229
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	174	177
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	42	43
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	27	28
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	14	15
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	8	8
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	150	155
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	17	18
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	6,125	6,392
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	3,811	3,980
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	2,791	2,923
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	2,629	2,738
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	1,920	2,009
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	1,533	1,600
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	1,350	1,414
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	913	950
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	395	404
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	251	253
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	195	201
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	72	74
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	40	42
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	15,691	16,091
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	324	342
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2026	187	189
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	798	818
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	228	231
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	96	97
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	87	89
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	32	33
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	25	25
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	11	11
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	6	6
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	1,119	1,166
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	788	826
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	547	569
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	90	94
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	67	70
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	37	38
Fannie Mae Mortgage pass-thru certificates 8% 3/1/2037	8,135	8,677
Freddie Mac Gold Pool 1.5% 1/1/2036	7,888,139	7,042,182
Freddie Mac Gold Pool 1.5% 1/1/2051	1,229,081	931,656
Freddie Mac Gold Pool 1.5% 10/1/2035	10,683,600	9,581,248
Freddie Mac Gold Pool 1.5% 11/1/2035	9,292,519	8,333,701
Freddie Mac Gold Pool 1.5% 11/1/2035	8,875,681	7,959,874
Freddie Mac Gold Pool 1.5% 11/1/2035	90,195	80,889
Freddie Mac Gold Pool 1.5% 11/1/2050	789,999	601,049
Freddie Mac Gold Pool 1.5% 12/1/2035	17,221,544	15,374,633
Freddie Mac Gold Pool 1.5% 12/1/2040	984,982	820,369
Freddie Mac Gold Pool 1.5% 12/1/2050	562,659	428,083
Freddie Mac Gold Pool 1.5% 12/1/2050	147,449	112,321
Freddie Mac Gold Pool 1.5% 2/1/2036	20,926,815	18,682,536
Freddie Mac Gold Pool 1.5% 2/1/2041	1,699,675	1,413,244
Freddie Mac Gold Pool 1.5% 2/1/2051	32,555,713	24,504,616
Freddie Mac Gold Pool 1.5% 3/1/2036	42,677	38,101
Freddie Mac Gold Pool 1.5% 3/1/2041	1,724,386	1,432,650
Freddie Mac Gold Pool 1.5% 3/1/2051	9,504,998	7,154,392
Freddie Mac Gold Pool 1.5% 3/1/2051	207,040	157,715
Freddie Mac Gold Pool 1.5% 4/1/2041	1,760,984	1,461,961
Freddie Mac Gold Pool 1.5% 5/1/2036	74,879	66,732
Freddie Mac Gold Pool 1.5% 6/1/2051	470,039	358,057
Freddie Mac Gold Pool 1.5% 7/1/2035	11,006,782	9,871,084
Freddie Mac Gold Pool 1.5% 8/1/2035	7,511,778	6,736,700
Freddie Mac Gold Pool 2% 1/1/2052	1,093,526	868,777
Freddie Mac Gold Pool 2% 10/1/2041	9,348,671	7,999,495
Freddie Mac Gold Pool 2% 10/1/2051	29,430,155	23,602,187
Freddie Mac Gold Pool 2% 10/1/2051	4,107,808	3,308,471
Freddie Mac Gold Pool 2% 10/1/2051	1,417,304	1,137,525
Freddie Mac Gold Pool 2% 11/1/2041	5,776,831	4,940,864
Freddie Mac Gold Pool 2% 11/1/2050	18,471,051	14,744,016
Freddie Mac Gold Pool 2% 11/1/2050	18,728	14,972
Freddie Mac Gold Pool 2% 11/1/2051	25,804,702	20,678,544
Freddie Mac Gold Pool 2% 11/1/2051	16,362,321	13,086,346
Freddie Mac Gold Pool 2% 11/1/2051	2,659,328	2,121,906
Freddie Mac Gold Pool 2% 11/1/2051	1,929,360	1,548,501
Freddie Mac Gold Pool 2% 11/1/2051	1,216,999	976,761
Freddie Mac Gold Pool 2% 11/1/2051	698,039	554,573
Freddie Mac Gold Pool 2% 11/1/2051	472,314	375,240
Freddie Mac Gold Pool 2% 12/1/2051	3,684,044	2,956,806
Freddie Mac Gold Pool 2% 12/1/2051	832,984	661,784
Freddie Mac Gold Pool 2% 12/1/2051	365,617	291,729
Freddie Mac Gold Pool 2% 12/1/2051	191,863	152,430
Freddie Mac Gold Pool 2% 2/1/2041	3,045,457	2,621,213
Freddie Mac Gold Pool 2% 2/1/2042	1,084,404	925,100
Freddie Mac Gold Pool 2% 2/1/2051	3,795,516	3,026,109
Freddie Mac Gold Pool 2% 2/1/2052	38,837,471	31,146,600
Freddie Mac Gold Pool 2% 3/1/2041	1,921,987	1,663,218
Freddie Mac Gold Pool 2% 3/1/2051	6,338,183	5,053,341
Freddie Mac Gold Pool 2% 3/1/2051	380,091	303,753
Freddie Mac Gold Pool 2% 4/1/2042	18,298,375	15,759,667
Freddie Mac Gold Pool 2% 4/1/2052	6,604,812	5,296,880
Freddie Mac Gold Pool 2% 5/1/2041	2,859,439	2,455,277
Freddie Mac Gold Pool 2% 5/1/2051	83,799,492	67,571,544
Freddie Mac Gold Pool 2% 5/1/2051	6,361,364	5,065,859
Freddie Mac Gold Pool 2% 5/1/2051	1,345,999	1,074,828
Freddie Mac Gold Pool 2% 5/1/2051	564,176	450,515
Freddie Mac Gold Pool 2% 6/1/2035	37,130,357	34,264,989
Freddie Mac Gold Pool 2% 6/1/2041	4,775,594	4,100,209
Freddie Mac Gold Pool 2% 6/1/2050	94,525,908	75,600,441
Freddie Mac Gold Pool 2% 6/1/2050	20,565,854	16,544,672
Freddie Mac Gold Pool 2% 7/1/2035	5,006,436	4,609,135
Freddie Mac Gold Pool 2% 7/1/2041	22,864,329	19,719,967
Freddie Mac Gold Pool 2% 7/1/2041	17,547	15,043
Freddie Mac Gold Pool 2% 8/1/2051	1,281,512	1,024,134
Freddie Mac Gold Pool 2% 9/1/2050	52,059,130	41,603,595
Freddie Mac Gold Pool 2% 9/1/2051	7,652,414	6,165,725
Freddie Mac Gold Pool 2.5% 1/1/2031	59,571	57,536
Freddie Mac Gold Pool 2.5% 1/1/2033	53,637	51,405
Freddie Mac Gold Pool 2.5% 1/1/2042	9,594,407	8,474,008
Freddie Mac Gold Pool 2.5% 1/1/2052	5,641,447	4,739,197
Freddie Mac Gold Pool 2.5% 10/1/2029	425,522	413,934
Freddie Mac Gold Pool 2.5% 10/1/2031	331,664	319,883
Freddie Mac Gold Pool 2.5% 10/1/2041	4,712,220	4,169,953
Freddie Mac Gold Pool 2.5% 10/1/2050	38,299,958	32,401,960
Freddie Mac Gold Pool 2.5% 10/1/2051	5,362,306	4,489,618
Freddie Mac Gold Pool 2.5% 11/1/2031	1,874,618	1,803,853
Freddie Mac Gold Pool 2.5% 11/1/2031	314,840	302,950
Freddie Mac Gold Pool 2.5% 11/1/2032	64,780	62,065
Freddie Mac Gold Pool 2.5% 11/1/2041	6,482,599	5,760,424
Freddie Mac Gold Pool 2.5% 11/1/2041	1,865,284	1,654,997
Freddie Mac Gold Pool 2.5% 11/1/2041	860,617	765,004
Freddie Mac Gold Pool 2.5% 11/1/2050	80,526,208	67,823,609
Freddie Mac Gold Pool 2.5% 12/1/2031	2,067,224	1,990,039
Freddie Mac Gold Pool 2.5% 12/1/2031	37,451	36,023
Freddie Mac Gold Pool 2.5% 12/1/2032	23,833	22,826
Freddie Mac Gold Pool 2.5% 12/1/2051	13,297,892	11,133,728
Freddie Mac Gold Pool 2.5% 2/1/2032	30,081	28,935
Freddie Mac Gold Pool 2.5% 2/1/2033	26,250	25,130
Freddie Mac Gold Pool 2.5% 2/1/2042	1,235,231	1,096,967
Freddie Mac Gold Pool 2.5% 2/1/2051	27,031,876	22,843,763
Freddie Mac Gold Pool 2.5% 2/1/2051	5,696,703	4,773,154
Freddie Mac Gold Pool 2.5% 3/1/2033	1,206,492	1,155,816
Freddie Mac Gold Pool 2.5% 3/1/2050	2,894,934	2,429,226
Freddie Mac Gold Pool 2.5% 3/1/2051	5,338,559	4,473,072
Freddie Mac Gold Pool 2.5% 4/1/2033	520,021	497,734
Freddie Mac Gold Pool 2.5% 4/1/2033	411,880	394,471
Freddie Mac Gold Pool 2.5% 4/1/2033	191,496	183,079
Freddie Mac Gold Pool 2.5% 4/1/2042	1,206,477	1,067,721
Freddie Mac Gold Pool 2.5% 5/1/2030	26,635	25,842
Freddie Mac Gold Pool 2.5% 5/1/2033	138,888	132,923
Freddie Mac Gold Pool 2.5% 5/1/2034	349,540	332,373
Freddie Mac Gold Pool 2.5% 5/1/2035	6,437,489	6,071,037
Freddie Mac Gold Pool 2.5% 5/1/2041	3,660,663	3,265,259
Freddie Mac Gold Pool 2.5% 5/1/2041	2,633,100	2,354,224
Freddie Mac Gold Pool 2.5% 5/1/2051	23,123,788	19,533,938
Freddie Mac Gold Pool 2.5% 5/1/2051	12,159,216	10,157,567
Freddie Mac Gold Pool 2.5% 6/1/2030	29,340	28,442
Freddie Mac Gold Pool 2.5% 6/1/2031	515,130	497,028
Freddie Mac Gold Pool 2.5% 6/1/2031	215,134	207,838
Freddie Mac Gold Pool 2.5% 6/1/2041	1,411,084	1,255,880
Freddie Mac Gold Pool 2.5% 7/1/2031	895,289	864,201
Freddie Mac Gold Pool 2.5% 7/1/2032	2,410,400	2,314,430
Freddie Mac Gold Pool 2.5% 7/1/2033	688,118	657,869
Freddie Mac Gold Pool 2.5% 7/1/2036	3,526,286	3,311,227
Freddie Mac Gold Pool 2.5% 8/1/2031	1,504,170	1,450,728
Freddie Mac Gold Pool 2.5% 8/1/2041	7,560,169	6,693,782
Freddie Mac Gold Pool 2.5% 8/1/2041	705,820	628,543
Freddie Mac Gold Pool 2.5% 8/1/2050	7,219,421	6,105,411
Freddie Mac Gold Pool 2.5% 9/1/2032	337,500	323,838
Freddie Mac Gold Pool 2.5% 9/1/2032	235,614	228,103
Freddie Mac Gold Pool 2.5% 9/1/2041	1,548,483	1,377,502
Freddie Mac Gold Pool 3% 1/1/2033	606,860	587,615
Freddie Mac Gold Pool 3% 1/1/2034	149,960	145,407
Freddie Mac Gold Pool 3% 1/1/2043	148,028	134,110
Freddie Mac Gold Pool 3% 1/1/2043	126,795	115,987
Freddie Mac Gold Pool 3% 1/1/2052	4,802,019	4,194,688
Freddie Mac Gold Pool 3% 1/1/2052	4,396,664	3,832,355
Freddie Mac Gold Pool 3% 1/1/2052	1,561,360	1,363,888
Freddie Mac Gold Pool 3% 1/1/2052	243,219	212,458
Freddie Mac Gold Pool 3% 10/1/2042	50,244	45,789
Freddie Mac Gold Pool 3% 10/1/2045	12,241	11,001
Freddie Mac Gold Pool 3% 10/1/2049	4,500,295	3,948,000
Freddie Mac Gold Pool 3% 10/1/2049	126,044	110,576
Freddie Mac Gold Pool 3% 10/1/2051	14,374,706	12,579,137
Freddie Mac Gold Pool 3% 11/1/2042	125,042	114,354
Freddie Mac Gold Pool 3% 11/1/2042	50,422	46,302
Freddie Mac Gold Pool 3% 11/1/2045	740,047	662,332
Freddie Mac Gold Pool 3% 11/1/2045	339,762	303,445
Freddie Mac Gold Pool 3% 11/1/2049	9,133,732	8,072,742
Freddie Mac Gold Pool 3% 11/1/2049	267,960	234,908
Freddie Mac Gold Pool 3% 11/1/2050	981,711	858,470
Freddie Mac Gold Pool 3% 11/1/2051	6,115,552	5,322,981
Freddie Mac Gold Pool 3% 11/1/2051	2,307,459	2,015,625
Freddie Mac Gold Pool 3% 12/1/2030	395,626	385,815
Freddie Mac Gold Pool 3% 12/1/2032	529,630	515,461
Freddie Mac Gold Pool 3% 12/1/2032	96,703	93,898
Freddie Mac Gold Pool 3% 12/1/2042	2,254,928	2,064,835
Freddie Mac Gold Pool 3% 12/1/2042	197,243	180,574
Freddie Mac Gold Pool 3% 12/1/2042	72,557	66,487
Freddie Mac Gold Pool 3% 12/1/2045	531,459	474,486
Freddie Mac Gold Pool 3% 12/1/2046	4,902,837	4,381,841
Freddie Mac Gold Pool 3% 12/1/2049	466,319	408,799
Freddie Mac Gold Pool 3% 12/1/2049	6,124	5,369
Freddie Mac Gold Pool 3% 12/1/2050	7,964,788	6,964,915
Freddie Mac Gold Pool 3% 12/1/2051	25,007	21,845
Freddie Mac Gold Pool 3% 2/1/2033	385,700	376,545
Freddie Mac Gold Pool 3% 2/1/2034	19,509	18,893
Freddie Mac Gold Pool 3% 2/1/2037	651,894	618,663
Freddie Mac Gold Pool 3% 2/1/2037	34,567	32,804
Freddie Mac Gold Pool 3% 2/1/2043	706,204	647,473
Freddie Mac Gold Pool 3% 2/1/2043	155,577	143,039
Freddie Mac Gold Pool 3% 2/1/2043	116,084	105,930
Freddie Mac Gold Pool 3% 2/1/2043	109,274	99,866
Freddie Mac Gold Pool 3% 2/1/2043	85,989	78,054
Freddie Mac Gold Pool 3% 2/1/2043	73,055	66,892
Freddie Mac Gold Pool 3% 2/1/2050	10,098,960	8,897,444
Freddie Mac Gold Pool 3% 2/1/2052	774,199	674,105
Freddie Mac Gold Pool 3% 3/1/2033	120,285	116,679
Freddie Mac Gold Pool 3% 3/1/2043	79,070	72,359
Freddie Mac Gold Pool 3% 3/1/2045	27,544	24,694
Freddie Mac Gold Pool 3% 3/1/2050	8,174,857	7,166,495
Freddie Mac Gold Pool 3% 3/1/2051	37,469	32,800
Freddie Mac Gold Pool 3% 3/1/2052	4,557,242	3,980,869
Freddie Mac Gold Pool 3% 3/1/2052	2,440,723	2,128,984
Freddie Mac Gold Pool 3% 4/1/2032	57,409	55,943
Freddie Mac Gold Pool 3% 4/1/2032	20,605	20,091
Freddie Mac Gold Pool 3% 4/1/2034	1,214,407	1,176,022
Freddie Mac Gold Pool 3% 4/1/2043	32,763	29,999
Freddie Mac Gold Pool 3% 4/1/2045	184,704	166,660
Freddie Mac Gold Pool 3% 4/1/2045	14,354	12,835
Freddie Mac Gold Pool 3% 4/1/2046	296,151	265,421
Freddie Mac Gold Pool 3% 4/1/2046	245,471	220,000
Freddie Mac Gold Pool 3% 4/1/2050	14,578,416	12,834,849
Freddie Mac Gold Pool 3% 4/1/2050	8,191,558	7,181,135
Freddie Mac Gold Pool 3% 4/1/2050	9,149	8,015
Freddie Mac Gold Pool 3% 5/1/2045	101,700	91,443
Freddie Mac Gold Pool 3% 5/1/2045	100,493	90,248
Freddie Mac Gold Pool 3% 5/1/2045	57,894	52,047
Freddie Mac Gold Pool 3% 5/1/2045	41,929	37,641
Freddie Mac Gold Pool 3% 5/1/2046	4,512,441	4,044,211
Freddie Mac Gold Pool 3% 5/1/2046	710,462	636,741
Freddie Mac Gold Pool 3% 5/1/2051	2,129,703	1,862,347
Freddie Mac Gold Pool 3% 5/1/2052	12,593,014	10,996,388
Freddie Mac Gold Pool 3% 6/1/2031	471,487	459,698
Freddie Mac Gold Pool 3% 6/1/2031	170,628	166,408
Freddie Mac Gold Pool 3% 6/1/2031	100,374	97,785
Freddie Mac Gold Pool 3% 6/1/2031	57,572	56,211
Freddie Mac Gold Pool 3% 6/1/2031	51,303	49,979
Freddie Mac Gold Pool 3% 6/1/2031	40,044	39,108
Freddie Mac Gold Pool 3% 6/1/2031	39,490	38,462
Freddie Mac Gold Pool 3% 6/1/2045	703,922	634,158
Freddie Mac Gold Pool 3% 6/1/2045	258,727	233,420
Freddie Mac Gold Pool 3% 6/1/2045	96,706	86,852
Freddie Mac Gold Pool 3% 6/1/2045	39,165	35,199
Freddie Mac Gold Pool 3% 6/1/2046	4,473,542	4,009,349
Freddie Mac Gold Pool 3% 6/1/2050	15,141,593	13,354,329
Freddie Mac Gold Pool 3% 6/1/2050	30,677	26,845
Freddie Mac Gold Pool 3% 6/1/2052	8,000,719	6,978,834
Freddie Mac Gold Pool 3% 7/1/2032	110,509	107,464
Freddie Mac Gold Pool 3% 7/1/2043	3,295,053	3,010,535
Freddie Mac Gold Pool 3% 7/1/2043	814,275	743,249
Freddie Mac Gold Pool 3% 7/1/2045	231,475	207,673
Freddie Mac Gold Pool 3% 7/1/2045	187,873	168,496
Freddie Mac Gold Pool 3% 7/1/2045	76,553	69,160
Freddie Mac Gold Pool 3% 7/1/2045	75,056	67,339
Freddie Mac Gold Pool 3% 7/1/2045	30,706	27,549
Freddie Mac Gold Pool 3% 7/1/2051	658,560	574,446
Freddie Mac Gold Pool 3% 8/1/2032	126,730	123,272
Freddie Mac Gold Pool 3% 8/1/2032	86,580	84,173
Freddie Mac Gold Pool 3% 8/1/2042	28,216	25,870
Freddie Mac Gold Pool 3% 8/1/2042	21,597	19,728
Freddie Mac Gold Pool 3% 8/1/2045	199,819	179,459
Freddie Mac Gold Pool 3% 8/1/2045	128,418	115,333
Freddie Mac Gold Pool 3% 8/1/2045	110,516	99,152
Freddie Mac Gold Pool 3% 8/1/2045	95,233	85,529
Freddie Mac Gold Pool 3% 8/1/2045	46,305	41,616
Freddie Mac Gold Pool 3% 9/1/2049	66,129	58,530
Freddie Mac Gold Pool 3% 9/1/2051	6,531,604	5,709,607
Freddie Mac Gold Pool 3% 9/1/2051	2,037,219	1,780,836
Freddie Mac Gold Pool 3.5% 1/1/2043	18,139	16,904
Freddie Mac Gold Pool 3.5% 1/1/2044	3,673,869	3,449,364
Freddie Mac Gold Pool 3.5% 1/1/2044	1,860,518	1,745,679
Freddie Mac Gold Pool 3.5% 1/1/2045	237,524	222,942
Freddie Mac Gold Pool 3.5% 1/1/2046	562,547	520,127
Freddie Mac Gold Pool 3.5% 1/1/2046	148,265	137,223
Freddie Mac Gold Pool 3.5% 1/1/2048	24,781	22,875
Freddie Mac Gold Pool 3.5% 1/1/2052	422,216	383,179
Freddie Mac Gold Pool 3.5% 10/1/2034	2,638,628	2,569,817
Freddie Mac Gold Pool 3.5% 10/1/2040	207,587	193,425
Freddie Mac Gold Pool 3.5% 10/1/2042	417,778	392,144
Freddie Mac Gold Pool 3.5% 10/1/2042	55,999	52,491
Freddie Mac Gold Pool 3.5% 10/1/2047	111,533	103,095
Freddie Mac Gold Pool 3.5% 10/1/2050	367,179	333,431
Freddie Mac Gold Pool 3.5% 10/1/2051	8,799,046	7,969,020
Freddie Mac Gold Pool 3.5% 10/1/2051	3,012,757	2,742,682
Freddie Mac Gold Pool 3.5% 10/1/2051	1,129,202	1,018,449
Freddie Mac Gold Pool 3.5% 11/1/2033	5,425,337	5,312,106
Freddie Mac Gold Pool 3.5% 11/1/2040	434,211	404,589
Freddie Mac Gold Pool 3.5% 11/1/2045	55,761	51,608
Freddie Mac Gold Pool 3.5% 11/1/2047	759,820	702,332
Freddie Mac Gold Pool 3.5% 11/1/2047	663,702	612,825
Freddie Mac Gold Pool 3.5% 11/1/2047	220,481	202,821
Freddie Mac Gold Pool 3.5% 12/1/2029	13,735	13,588
Freddie Mac Gold Pool 3.5% 12/1/2033	643,802	629,329
Freddie Mac Gold Pool 3.5% 12/1/2040	422,261	393,059
Freddie Mac Gold Pool 3.5% 12/1/2046	475,768	439,148
Freddie Mac Gold Pool 3.5% 12/1/2047	169,815	156,754
Freddie Mac Gold Pool 3.5% 12/1/2051	1,431,191	1,298,868
Freddie Mac Gold Pool 3.5% 2/1/2030	37,179	36,767
Freddie Mac Gold Pool 3.5% 2/1/2034	7,664,602	7,494,544
Freddie Mac Gold Pool 3.5% 2/1/2034	4,119,386	4,012,492
Freddie Mac Gold Pool 3.5% 2/1/2043	4,929,193	4,624,301
Freddie Mac Gold Pool 3.5% 2/1/2043	717,033	674,360
Freddie Mac Gold Pool 3.5% 2/1/2043	290,925	275,138
Freddie Mac Gold Pool 3.5% 2/1/2045	46,055	43,070
Freddie Mac Gold Pool 3.5% 2/1/2046	7,369	6,814
Freddie Mac Gold Pool 3.5% 2/1/2051	520,979	472,770
Freddie Mac Gold Pool 3.5% 2/1/2052	3,640,671	3,308,619
Freddie Mac Gold Pool 3.5% 3/1/2032	4,054,703	3,978,410
Freddie Mac Gold Pool 3.5% 3/1/2045	1,322,985	1,229,423
Freddie Mac Gold Pool 3.5% 3/1/2045	325,552	303,185
Freddie Mac Gold Pool 3.5% 3/1/2045	259,200	241,342
Freddie Mac Gold Pool 3.5% 3/1/2045	114,197	106,559
Freddie Mac Gold Pool 3.5% 3/1/2046	2,616,202	2,423,009
Freddie Mac Gold Pool 3.5% 3/1/2046	21,801	20,164
Freddie Mac Gold Pool 3.5% 3/1/2050	9,042	8,197
Freddie Mac Gold Pool 3.5% 3/1/2052	16,020,525	14,553,093
Freddie Mac Gold Pool 3.5% 3/1/2052	8,733,396	7,933,989
Freddie Mac Gold Pool 3.5% 3/1/2052	8,340,882	7,566,456
Freddie Mac Gold Pool 3.5% 4/1/2040	514,653	486,111
Freddie Mac Gold Pool 3.5% 4/1/2042	6,114,998	5,763,272
Freddie Mac Gold Pool 3.5% 4/1/2042	156,385	147,198
Freddie Mac Gold Pool 3.5% 4/1/2043	973,975	912,694
Freddie Mac Gold Pool 3.5% 4/1/2043	422,613	396,176
Freddie Mac Gold Pool 3.5% 4/1/2043	333,255	312,952
Freddie Mac Gold Pool 3.5% 4/1/2043	28,775	26,879
Freddie Mac Gold Pool 3.5% 4/1/2046	1,637,572	1,514,599
Freddie Mac Gold Pool 3.5% 4/1/2046	1,629,912	1,507,005
Freddie Mac Gold Pool 3.5% 4/1/2046	76,313	70,582
Freddie Mac Gold Pool 3.5% 4/1/2047	5,234,471	4,753,373
Freddie Mac Gold Pool 3.5% 4/1/2050	18,839	17,137
Freddie Mac Gold Pool 3.5% 4/1/2052	5,557,944	5,084,024
Freddie Mac Gold Pool 3.5% 5/1/2030	64,440	63,671
Freddie Mac Gold Pool 3.5% 5/1/2030	29,881	29,526
Freddie Mac Gold Pool 3.5% 5/1/2030	15,134	14,955
Freddie Mac Gold Pool 3.5% 5/1/2034	749,440	730,739
Freddie Mac Gold Pool 3.5% 5/1/2038	534,739	512,328
Freddie Mac Gold Pool 3.5% 5/1/2040	1,014,350	958,809
Freddie Mac Gold Pool 3.5% 5/1/2040	142,604	134,660
Freddie Mac Gold Pool 3.5% 5/1/2045	3,585,020	3,326,752
Freddie Mac Gold Pool 3.5% 5/1/2045	153,727	142,646
Freddie Mac Gold Pool 3.5% 5/1/2045	78,446	72,828
Freddie Mac Gold Pool 3.5% 5/1/2045	35,355	33,211
Freddie Mac Gold Pool 3.5% 5/1/2045	32,212	29,781
Freddie Mac Gold Pool 3.5% 5/1/2046	12,899,834	11,947,248
Freddie Mac Gold Pool 3.5% 5/1/2046	27,938	25,840
Freddie Mac Gold Pool 3.5% 5/1/2046	7,747	7,166
Freddie Mac Gold Pool 3.5% 5/1/2047	3,547,718	3,216,105
Freddie Mac Gold Pool 3.5% 6/1/2030	35,222	34,802
Freddie Mac Gold Pool 3.5% 6/1/2030	17,255	17,046
Freddie Mac Gold Pool 3.5% 6/1/2032	6,763,710	6,632,989
Freddie Mac Gold Pool 3.5% 6/1/2040	920,586	871,314
Freddie Mac Gold Pool 3.5% 6/1/2045	4,743,600	4,410,728
Freddie Mac Gold Pool 3.5% 6/1/2045	4,339,471	4,031,399
Freddie Mac Gold Pool 3.5% 6/1/2045	693,596	646,117
Freddie Mac Gold Pool 3.5% 6/1/2045	264,278	246,135
Freddie Mac Gold Pool 3.5% 6/1/2045	54,470	50,663
Freddie Mac Gold Pool 3.5% 6/1/2050	7,343,547	6,675,489
Freddie Mac Gold Pool 3.5% 6/1/2051	608,569	552,303
Freddie Mac Gold Pool 3.5% 6/1/2052	219,771	198,198
Freddie Mac Gold Pool 3.5% 7/1/2032	866,890	850,147
Freddie Mac Gold Pool 3.5% 7/1/2040	132,455	123,419
Freddie Mac Gold Pool 3.5% 7/1/2042	3,039,004	2,851,378
Freddie Mac Gold Pool 3.5% 7/1/2046	148,492	137,156
Freddie Mac Gold Pool 3.5% 7/1/2046	38,335	35,421
Freddie Mac Gold Pool 3.5% 7/1/2047	1,841,151	1,704,152
Freddie Mac Gold Pool 3.5% 7/1/2051	22,537,331	20,453,610
Freddie Mac Gold Pool 3.5% 8/1/2034	1,267,348	1,235,181
Freddie Mac Gold Pool 3.5% 8/1/2040	601,093	560,086
Freddie Mac Gold Pool 3.5% 8/1/2042	196,947	184,906
Freddie Mac Gold Pool 3.5% 8/1/2045	4,831	4,471
Freddie Mac Gold Pool 3.5% 8/1/2046	14,494	13,478
Freddie Mac Gold Pool 3.5% 8/1/2047	2,844,436	2,629,228
Freddie Mac Gold Pool 3.5% 8/1/2047	327,920	303,109
Freddie Mac Gold Pool 3.5% 8/1/2047	224,606	207,612
Freddie Mac Gold Pool 3.5% 8/1/2051	3,943,070	3,590,830
Freddie Mac Gold Pool 3.5% 8/1/2051	728,632	661,265
Freddie Mac Gold Pool 3.5% 9/1/2040	453,120	419,376
Freddie Mac Gold Pool 3.5% 9/1/2042	7,011,815	6,574,729
Freddie Mac Gold Pool 3.5% 9/1/2042	3,870,110	3,626,880
Freddie Mac Gold Pool 3.5% 9/1/2042	22,229	20,833
Freddie Mac Gold Pool 3.5% 9/1/2046	10,865,959	10,056,773
Freddie Mac Gold Pool 3.5% 9/1/2046	1,274,420	1,177,125
Freddie Mac Gold Pool 3.5% 9/1/2047	64,013	59,169
Freddie Mac Gold Pool 3.5% 9/1/2047	52,419	48,453
Freddie Mac Gold Pool 3.5% 9/1/2051	2,898,861	2,630,842
Freddie Mac Gold Pool 4% 1/1/2036	4,256,381	4,184,543
Freddie Mac Gold Pool 4% 1/1/2039	121,374	117,543
Freddie Mac Gold Pool 4% 1/1/2041	1,469,801	1,424,202
Freddie Mac Gold Pool 4% 1/1/2041	69,551	67,552
Freddie Mac Gold Pool 4% 1/1/2041	17,094	16,520
Freddie Mac Gold Pool 4% 1/1/2042	512,182	494,578
Freddie Mac Gold Pool 4% 1/1/2043	36,340	34,910
Freddie Mac Gold Pool 4% 1/1/2044	109,613	105,041
Freddie Mac Gold Pool 4% 1/1/2044	84,065	80,712
Freddie Mac Gold Pool 4% 1/1/2049	2,533,306	2,389,432
Freddie Mac Gold Pool 4% 10/1/2040	22,343	21,639
Freddie Mac Gold Pool 4% 10/1/2041	1,687,525	1,632,099
Freddie Mac Gold Pool 4% 10/1/2041	164,821	159,514
Freddie Mac Gold Pool 4% 10/1/2041	141,611	136,999
Freddie Mac Gold Pool 4% 10/1/2042	56,662	54,644
Freddie Mac Gold Pool 4% 10/1/2042	27,865	27,124
Freddie Mac Gold Pool 4% 10/1/2042	19,122	18,372
Freddie Mac Gold Pool 4% 10/1/2043	289,915	278,429
Freddie Mac Gold Pool 4% 10/1/2043	109,748	105,175
Freddie Mac Gold Pool 4% 10/1/2043	38,888	37,274
Freddie Mac Gold Pool 4% 10/1/2043	37,005	35,636
Freddie Mac Gold Pool 4% 10/1/2044	192,020	183,693
Freddie Mac Gold Pool 4% 10/1/2045	72,778	69,279
Freddie Mac Gold Pool 4% 10/1/2052	2,924,436	2,754,692
Freddie Mac Gold Pool 4% 11/1/2041	670,123	646,915
Freddie Mac Gold Pool 4% 11/1/2041	39,036	37,893
Freddie Mac Gold Pool 4% 11/1/2041	8,069	7,806
Freddie Mac Gold Pool 4% 11/1/2042	3,193,843	3,090,281
Freddie Mac Gold Pool 4% 11/1/2042	2,210,609	2,134,755
Freddie Mac Gold Pool 4% 11/1/2042	242,825	234,200
Freddie Mac Gold Pool 4% 11/1/2042	208,642	200,880
Freddie Mac Gold Pool 4% 11/1/2042	130,561	125,899
Freddie Mac Gold Pool 4% 11/1/2042	71,779	68,978
Freddie Mac Gold Pool 4% 11/1/2042	7,140	6,998
Freddie Mac Gold Pool 4% 11/1/2043	6,069	5,840
Freddie Mac Gold Pool 4% 11/1/2047	1,473,917	1,395,681
Freddie Mac Gold Pool 4% 12/1/2040	73,151	70,905
Freddie Mac Gold Pool 4% 12/1/2040	35,836	34,785
Freddie Mac Gold Pool 4% 12/1/2040	14,190	13,756
Freddie Mac Gold Pool 4% 12/1/2040	5,582	5,413
Freddie Mac Gold Pool 4% 12/1/2042	109,959	105,868
Freddie Mac Gold Pool 4% 12/1/2042	59,596	57,701
Freddie Mac Gold Pool 4% 12/1/2045	19,065	18,173
Freddie Mac Gold Pool 4% 12/1/2047	2,402,749	2,275,210
Freddie Mac Gold Pool 4% 2/1/2041	1,413,063	1,368,408
Freddie Mac Gold Pool 4% 2/1/2041	1,296,193	1,256,318
Freddie Mac Gold Pool 4% 2/1/2041	377,445	365,063
Freddie Mac Gold Pool 4% 2/1/2042	541,394	522,362
Freddie Mac Gold Pool 4% 2/1/2042	201,442	195,000
Freddie Mac Gold Pool 4% 2/1/2043	195,865	188,537
Freddie Mac Gold Pool 4% 2/1/2043	149,417	143,565
Freddie Mac Gold Pool 4% 2/1/2043	125,673	120,775
Freddie Mac Gold Pool 4% 2/1/2043	64,209	61,642
Freddie Mac Gold Pool 4% 2/1/2044	117,606	112,894
Freddie Mac Gold Pool 4% 2/1/2044	60,319	58,065
Freddie Mac Gold Pool 4% 2/1/2044	58,275	55,794
Freddie Mac Gold Pool 4% 2/1/2045	2,465,744	2,364,960
Freddie Mac Gold Pool 4% 2/1/2046	610,550	585,515
Freddie Mac Gold Pool 4% 2/1/2046	23,395	22,256
Freddie Mac Gold Pool 4% 2/1/2046	13,283	12,674
Freddie Mac Gold Pool 4% 2/1/2048	1,552,327	1,470,899
Freddie Mac Gold Pool 4% 2/1/2048	163,767	155,483
Freddie Mac Gold Pool 4% 3/1/2042	245,782	237,872
Freddie Mac Gold Pool 4% 3/1/2042	215,783	208,209
Freddie Mac Gold Pool 4% 3/1/2042	20,127	19,369
Freddie Mac Gold Pool 4% 3/1/2043	64,347	62,242
Freddie Mac Gold Pool 4% 3/1/2043	39,285	37,726
Freddie Mac Gold Pool 4% 3/1/2044	129,020	123,657
Freddie Mac Gold Pool 4% 4/1/2040	2,546	2,490
Freddie Mac Gold Pool 4% 4/1/2042	1,343,527	1,296,089
Freddie Mac Gold Pool 4% 4/1/2042	1,040,942	1,005,512
Freddie Mac Gold Pool 4% 4/1/2042	75,930	73,160
Freddie Mac Gold Pool 4% 4/1/2042	37,365	35,961
Freddie Mac Gold Pool 4% 4/1/2042	34,408	33,395
Freddie Mac Gold Pool 4% 4/1/2042	27,230	26,409
Freddie Mac Gold Pool 4% 4/1/2043	3,399,928	3,278,147
Freddie Mac Gold Pool 4% 4/1/2043	104,043	100,284
Freddie Mac Gold Pool 4% 4/1/2043	36,958	35,963
Freddie Mac Gold Pool 4% 4/1/2046	818,931	780,836
Freddie Mac Gold Pool 4% 4/1/2046	166,966	158,834
Freddie Mac Gold Pool 4% 4/1/2048	542,635	514,171
Freddie Mac Gold Pool 4% 4/1/2048	454,045	430,228
Freddie Mac Gold Pool 4% 4/1/2048	245,172	232,312
Freddie Mac Gold Pool 4% 4/1/2048	97,792	92,663
Freddie Mac Gold Pool 4% 4/1/2048	26,862	25,453
Freddie Mac Gold Pool 4% 5/1/2042	173,818	168,261
Freddie Mac Gold Pool 4% 5/1/2043	127,432	122,378
Freddie Mac Gold Pool 4% 5/1/2043	43,955	42,159
Freddie Mac Gold Pool 4% 5/1/2043	43,155	41,398
Freddie Mac Gold Pool 4% 5/1/2043	39,780	38,165
Freddie Mac Gold Pool 4% 5/1/2043	13,072	12,558
Freddie Mac Gold Pool 4% 5/1/2045	804,832	778,574
Freddie Mac Gold Pool 4% 5/1/2045	202,426	193,342
Freddie Mac Gold Pool 4% 6/1/2038	61,819	60,060
Freddie Mac Gold Pool 4% 6/1/2038	46,106	44,795
Freddie Mac Gold Pool 4% 6/1/2041	51,020	49,252
Freddie Mac Gold Pool 4% 6/1/2041	8,437	8,301
Freddie Mac Gold Pool 4% 6/1/2043	118,127	114,301
Freddie Mac Gold Pool 4% 6/1/2043	66,006	63,349
Freddie Mac Gold Pool 4% 6/1/2044	46,283	44,552
Freddie Mac Gold Pool 4% 6/1/2045	134,027	128,264
Freddie Mac Gold Pool 4% 7/1/2041	213,620	206,183
Freddie Mac Gold Pool 4% 7/1/2042	2,088,058	2,011,739
Freddie Mac Gold Pool 4% 7/1/2043	267,674	257,037
Freddie Mac Gold Pool 4% 7/1/2043	242,184	233,337
Freddie Mac Gold Pool 4% 7/1/2043	115,083	110,856
Freddie Mac Gold Pool 4% 7/1/2043	86,655	83,118
Freddie Mac Gold Pool 4% 7/1/2043	71,986	69,060
Freddie Mac Gold Pool 4% 7/1/2043	66,269	63,553
Freddie Mac Gold Pool 4% 7/1/2043	23,827	22,857
Freddie Mac Gold Pool 4% 7/1/2044	162,725	157,541
Freddie Mac Gold Pool 4% 7/1/2044	98,256	94,166
Freddie Mac Gold Pool 4% 7/1/2044	97,098	92,942
Freddie Mac Gold Pool 4% 7/1/2044	24,877	23,806
Freddie Mac Gold Pool 4% 7/1/2045	428,128	408,881
Freddie Mac Gold Pool 4% 8/1/2038	350,964	340,983
Freddie Mac Gold Pool 4% 8/1/2038	248,482	241,415
Freddie Mac Gold Pool 4% 8/1/2043	127,426	122,336
Freddie Mac Gold Pool 4% 8/1/2043	99,560	96,308
Freddie Mac Gold Pool 4% 8/1/2043	86,394	83,570
Freddie Mac Gold Pool 4% 8/1/2043	35,744	34,430
Freddie Mac Gold Pool 4% 8/1/2043	21,696	20,808
Freddie Mac Gold Pool 4% 8/1/2044	31,192	30,081
Freddie Mac Gold Pool 4% 8/1/2044	28,935	27,733
Freddie Mac Gold Pool 4% 9/1/2040	35,355	34,258
Freddie Mac Gold Pool 4% 9/1/2041	285,355	276,115
Freddie Mac Gold Pool 4% 9/1/2041	277,497	268,454
Freddie Mac Gold Pool 4% 9/1/2041	155,404	150,751
Freddie Mac Gold Pool 4% 9/1/2041	48,518	46,834
Freddie Mac Gold Pool 4% 9/1/2042	844,546	814,907
Freddie Mac Gold Pool 4% 9/1/2042	153,663	148,947
Freddie Mac Gold Pool 4% 9/1/2043	202,897	195,244
Freddie Mac Gold Pool 4% 9/1/2043	182,305	175,138
Freddie Mac Gold Pool 4% 9/1/2043	176,141	169,569
Freddie Mac Gold Pool 4% 9/1/2043	152,934	146,767
Freddie Mac Gold Pool 4% 9/1/2043	149,504	143,368
Freddie Mac Gold Pool 4% 9/1/2043	105,234	101,256
Freddie Mac Gold Pool 4% 9/1/2043	52,564	50,373
Freddie Mac Gold Pool 4% 9/1/2043	22,858	22,067
Freddie Mac Gold Pool 4% 9/1/2044	134,805	129,311
Freddie Mac Gold Pool 4.5% 1/1/2040	50,509	50,132
Freddie Mac Gold Pool 4.5% 1/1/2041	687,891	682,199
Freddie Mac Gold Pool 4.5% 1/1/2041	76,396	75,855
Freddie Mac Gold Pool 4.5% 1/1/2041	42,961	42,612
Freddie Mac Gold Pool 4.5% 1/1/2042	1,493,036	1,480,275
Freddie Mac Gold Pool 4.5% 1/1/2045	52,954	52,013
Freddie Mac Gold Pool 4.5% 1/1/2047	119,787	117,059
Freddie Mac Gold Pool 4.5% 10/1/2039	296,175	293,930
Freddie Mac Gold Pool 4.5% 10/1/2039	67,786	67,240
Freddie Mac Gold Pool 4.5% 10/1/2039	27,694	27,487
Freddie Mac Gold Pool 4.5% 10/1/2040	149,542	148,137
Freddie Mac Gold Pool 4.5% 10/1/2040	137,800	136,622
Freddie Mac Gold Pool 4.5% 10/1/2041	661,369	655,437
Freddie Mac Gold Pool 4.5% 10/1/2043	77,300	76,257
Freddie Mac Gold Pool 4.5% 10/1/2048	1,181,519	1,156,085
Freddie Mac Gold Pool 4.5% 10/1/2048	420,836	408,884
Freddie Mac Gold Pool 4.5% 11/1/2031	10,394	10,357
Freddie Mac Gold Pool 4.5% 11/1/2039	2,189	2,173
Freddie Mac Gold Pool 4.5% 11/1/2040	33,582	33,298
Freddie Mac Gold Pool 4.5% 11/1/2040	6,727	6,671
Freddie Mac Gold Pool 4.5% 11/1/2044	404,272	397,591
Freddie Mac Gold Pool 4.5% 11/1/2044	15,153	14,922
Freddie Mac Gold Pool 4.5% 12/1/2039	1,119	1,110
Freddie Mac Gold Pool 4.5% 12/1/2040	50,273	49,798
Freddie Mac Gold Pool 4.5% 12/1/2040	43,429	43,016
Freddie Mac Gold Pool 4.5% 12/1/2040	2,757	2,732
Freddie Mac Gold Pool 4.5% 12/1/2044	91,787	90,271
Freddie Mac Gold Pool 4.5% 12/1/2044	15,363	15,129
Freddie Mac Gold Pool 4.5% 12/1/2045	406,116	403,139
Freddie Mac Gold Pool 4.5% 12/1/2046	162,528	158,827
Freddie Mac Gold Pool 4.5% 12/1/2048	2,558,402	2,488,139
Freddie Mac Gold Pool 4.5% 2/1/2037	3,297	3,282
Freddie Mac Gold Pool 4.5% 2/1/2040	9,200	9,131
Freddie Mac Gold Pool 4.5% 2/1/2041	220,951	219,125
Freddie Mac Gold Pool 4.5% 2/1/2041	143,532	142,283
Freddie Mac Gold Pool 4.5% 2/1/2041	134,146	133,011
Freddie Mac Gold Pool 4.5% 2/1/2041	104,661	103,821
Freddie Mac Gold Pool 4.5% 2/1/2041	97,809	96,832
Freddie Mac Gold Pool 4.5% 2/1/2041	88,362	87,700
Freddie Mac Gold Pool 4.5% 2/1/2041	61,064	60,479
Freddie Mac Gold Pool 4.5% 2/1/2041	56,996	56,440
Freddie Mac Gold Pool 4.5% 2/1/2041	25,521	25,311
Freddie Mac Gold Pool 4.5% 2/1/2044	37,620	37,155
Freddie Mac Gold Pool 4.5% 2/1/2047	590,583	577,132
Freddie Mac Gold Pool 4.5% 3/1/2041	812,395	805,378
Freddie Mac Gold Pool 4.5% 3/1/2041	594,401	589,365
Freddie Mac Gold Pool 4.5% 3/1/2041	137,634	136,467
Freddie Mac Gold Pool 4.5% 3/1/2041	97,767	96,890
Freddie Mac Gold Pool 4.5% 3/1/2041	56,531	56,068
Freddie Mac Gold Pool 4.5% 3/1/2041	15,522	15,390
Freddie Mac Gold Pool 4.5% 3/1/2042	5,730	5,683
Freddie Mac Gold Pool 4.5% 3/1/2044	29,029	28,604
Freddie Mac Gold Pool 4.5% 3/1/2053	8,847,056	8,518,378
Freddie Mac Gold Pool 4.5% 4/1/2041	1,419,976	1,407,539
Freddie Mac Gold Pool 4.5% 4/1/2041	1,103,909	1,094,240
Freddie Mac Gold Pool 4.5% 4/1/2041	133,001	131,661
Freddie Mac Gold Pool 4.5% 4/1/2041	130,325	129,117
Freddie Mac Gold Pool 4.5% 4/1/2041	8,129	8,047
Freddie Mac Gold Pool 4.5% 4/1/2041	2,943	2,918
Freddie Mac Gold Pool 4.5% 4/1/2048	332,665	323,320
Freddie Mac Gold Pool 4.5% 4/1/2053	11,225,847	10,808,795
Freddie Mac Gold Pool 4.5% 5/1/2035	23,901	23,800
Freddie Mac Gold Pool 4.5% 5/1/2039	355,199	352,736
Freddie Mac Gold Pool 4.5% 5/1/2040	7,243	7,186
Freddie Mac Gold Pool 4.5% 5/1/2040	4,319	4,292
Freddie Mac Gold Pool 4.5% 5/1/2041	141,714	140,370
Freddie Mac Gold Pool 4.5% 5/1/2041	138,937	137,530
Freddie Mac Gold Pool 4.5% 5/1/2041	30,854	30,585
Freddie Mac Gold Pool 4.5% 5/1/2045	454,690	446,608
Freddie Mac Gold Pool 4.5% 5/1/2047	1,481,932	1,447,716
Freddie Mac Gold Pool 4.5% 5/1/2047	1,113,142	1,087,441
Freddie Mac Gold Pool 4.5% 5/1/2047	482,548	471,406
Freddie Mac Gold Pool 4.5% 6/1/2038	29,794	29,667
Freddie Mac Gold Pool 4.5% 6/1/2039	9,860	9,784
Freddie Mac Gold Pool 4.5% 6/1/2040	15,155	15,035
Freddie Mac Gold Pool 4.5% 6/1/2041	148,896	147,741
Freddie Mac Gold Pool 4.5% 6/1/2041	99,084	98,120
Freddie Mac Gold Pool 4.5% 6/1/2041	62,896	62,289
Freddie Mac Gold Pool 4.5% 6/1/2041	53,758	53,346
Freddie Mac Gold Pool 4.5% 6/1/2041	44,135	43,861
Freddie Mac Gold Pool 4.5% 6/1/2041	23,659	23,440
Freddie Mac Gold Pool 4.5% 6/1/2041	6,069	6,012
Freddie Mac Gold Pool 4.5% 6/1/2047	2,131,900	2,082,677
Freddie Mac Gold Pool 4.5% 6/1/2047	299,415	293,251
Freddie Mac Gold Pool 4.5% 7/1/2025	92	92
Freddie Mac Gold Pool 4.5% 7/1/2040	104,427	103,627
Freddie Mac Gold Pool 4.5% 7/1/2040	45,734	45,317
Freddie Mac Gold Pool 4.5% 7/1/2040	41,005	40,665
Freddie Mac Gold Pool 4.5% 7/1/2040	1,717	1,702
Freddie Mac Gold Pool 4.5% 7/1/2041	28,069	27,823
Freddie Mac Gold Pool 4.5% 7/1/2044	8,838	8,709
Freddie Mac Gold Pool 4.5% 7/1/2047	895,059	874,393
Freddie Mac Gold Pool 4.5% 7/1/2047	543,821	532,795
Freddie Mac Gold Pool 4.5% 7/1/2047	236,761	231,887
Freddie Mac Gold Pool 4.5% 8/1/2033	11,918	11,881
Freddie Mac Gold Pool 4.5% 8/1/2035	3,042	3,030
Freddie Mac Gold Pool 4.5% 8/1/2035	369	367
Freddie Mac Gold Pool 4.5% 8/1/2039	1,709	1,695
Freddie Mac Gold Pool 4.5% 8/1/2040	36,432	36,132
Freddie Mac Gold Pool 4.5% 8/1/2040	21,199	21,018
Freddie Mac Gold Pool 4.5% 8/1/2040	5,456	5,410
Freddie Mac Gold Pool 4.5% 8/1/2040	3,519	3,491
Freddie Mac Gold Pool 4.5% 8/1/2041	505,878	501,426
Freddie Mac Gold Pool 4.5% 8/1/2041	40,297	39,955
Freddie Mac Gold Pool 4.5% 8/1/2041	38,829	38,511
Freddie Mac Gold Pool 4.5% 8/1/2041	36,584	36,225
Freddie Mac Gold Pool 4.5% 9/1/2039	164,936	163,971
Freddie Mac Gold Pool 4.5% 9/1/2039	2,160	2,144
Freddie Mac Gold Pool 4.5% 9/1/2039	471	468
Freddie Mac Gold Pool 4.5% 9/1/2040	69,107	68,533
Freddie Mac Gold Pool 4.5% 9/1/2041	843,960	836,422
Freddie Mac Gold Pool 4.5% 9/1/2041	703,283	697,214
Freddie Mac Gold Pool 4.5% 9/1/2041	638,552	633,556
Freddie Mac Gold Pool 4.5% 9/1/2041	49,403	48,987
Freddie Mac Gold Pool 4.5% 9/1/2041	31,799	31,527
Freddie Mac Gold Pool 5% 1/1/2035	278,187	281,417
Freddie Mac Gold Pool 5% 1/1/2037	12,655	12,815
Freddie Mac Gold Pool 5% 1/1/2040	184,355	186,728
Freddie Mac Gold Pool 5% 1/1/2041	21,982	22,269
Freddie Mac Gold Pool 5% 1/1/2053	7,898,727	7,822,159
Freddie Mac Gold Pool 5% 10/1/2033	31,602	31,973
Freddie Mac Gold Pool 5% 10/1/2033	22,308	22,562
Freddie Mac Gold Pool 5% 10/1/2033	1,047	1,059
Freddie Mac Gold Pool 5% 10/1/2033	310	314
Freddie Mac Gold Pool 5% 10/1/2052	15,545,468	15,419,065
Freddie Mac Gold Pool 5% 11/1/2034	130	130
Freddie Mac Gold Pool 5% 11/1/2035	17,973	18,200
Freddie Mac Gold Pool 5% 11/1/2037	1,452	1,471
Freddie Mac Gold Pool 5% 11/1/2040	15,947	16,151
Freddie Mac Gold Pool 5% 11/1/2052	17,518,029	17,375,586
Freddie Mac Gold Pool 5% 11/1/2052	3,426,705	3,408,479
Freddie Mac Gold Pool 5% 12/1/2033	19,717	19,952
Freddie Mac Gold Pool 5% 12/1/2033	12,259	12,403
Freddie Mac Gold Pool 5% 12/1/2033	3,785	3,827
Freddie Mac Gold Pool 5% 12/1/2034	1,749	1,771
Freddie Mac Gold Pool 5% 12/1/2035	48,940	49,567
Freddie Mac Gold Pool 5% 12/1/2039	3,919	3,970
Freddie Mac Gold Pool 5% 12/1/2052 (j)	8,027,171	7,961,900
Freddie Mac Gold Pool 5% 12/1/2052	2,316,288	2,296,730
Freddie Mac Gold Pool 5% 12/1/2052	2,062,196	2,044,783
Freddie Mac Gold Pool 5% 12/1/2052	1,920,017	1,903,805
Freddie Mac Gold Pool 5% 2/1/2035	29,129	29,439
Freddie Mac Gold Pool 5% 2/1/2040	25,751	26,087
Freddie Mac Gold Pool 5% 2/1/2041	49,376	50,012
Freddie Mac Gold Pool 5% 2/1/2041	18,157	18,393
Freddie Mac Gold Pool 5% 3/1/2038	2,044,601	2,066,106
Freddie Mac Gold Pool 5% 3/1/2041	102,337	103,658
Freddie Mac Gold Pool 5% 3/1/2041	101,694	103,018
Freddie Mac Gold Pool 5% 3/1/2041	14,563	14,617
Freddie Mac Gold Pool 5% 4/1/2034	10,246	10,368
Freddie Mac Gold Pool 5% 4/1/2035	72,732	73,586
Freddie Mac Gold Pool 5% 4/1/2035	25,791	26,115
Freddie Mac Gold Pool 5% 4/1/2035	18,828	19,063
Freddie Mac Gold Pool 5% 4/1/2036	184,400	186,735
Freddie Mac Gold Pool 5% 4/1/2038	185,627	187,978
Freddie Mac Gold Pool 5% 4/1/2040	256,014	259,345
Freddie Mac Gold Pool 5% 4/1/2041	34,692	35,136
Freddie Mac Gold Pool 5% 5/1/2034	12,425	12,571
Freddie Mac Gold Pool 5% 5/1/2034	8,188	8,282
Freddie Mac Gold Pool 5% 5/1/2034	6,241	6,315
Freddie Mac Gold Pool 5% 5/1/2034	948	959
Freddie Mac Gold Pool 5% 5/1/2035	71,181	72,067
Freddie Mac Gold Pool 5% 5/1/2035	2,534	2,563
Freddie Mac Gold Pool 5% 5/1/2040	38,309	38,802
Freddie Mac Gold Pool 5% 5/1/2041	89,041	90,186
Freddie Mac Gold Pool 5% 5/1/2052	379,830	378,195
Freddie Mac Gold Pool 5% 6/1/2035	13,252	13,412
Freddie Mac Gold Pool 5% 6/1/2035	5,882	5,956
Freddie Mac Gold Pool 5% 6/1/2038	4,768	4,829
Freddie Mac Gold Pool 5% 6/1/2038	3,545	3,591
Freddie Mac Gold Pool 5% 6/1/2040	143,000	144,857
Freddie Mac Gold Pool 5% 6/1/2040	103,534	104,877
Freddie Mac Gold Pool 5% 6/1/2041	4,320,041	4,376,361
Freddie Mac Gold Pool 5% 6/1/2041	110,782	112,052
Freddie Mac Gold Pool 5% 6/1/2052	7,727,215	7,689,135
Freddie Mac Gold Pool 5% 6/1/2052	1,210,279	1,205,071
Freddie Mac Gold Pool 5% 7/1/2034	155	157
Freddie Mac Gold Pool 5% 7/1/2035	463,428	469,058
Freddie Mac Gold Pool 5% 7/1/2035	64,826	65,645
Freddie Mac Gold Pool 5% 7/1/2035	3,217	3,258
Freddie Mac Gold Pool 5% 7/1/2035	2,126	2,152
Freddie Mac Gold Pool 5% 7/1/2035	1,009	1,022
Freddie Mac Gold Pool 5% 7/1/2035	1,000	1,012
Freddie Mac Gold Pool 5% 7/1/2035	654	662
Freddie Mac Gold Pool 5% 7/1/2035	358	363
Freddie Mac Gold Pool 5% 7/1/2040	19,344	19,591
Freddie Mac Gold Pool 5% 7/1/2040	1,115	1,130
Freddie Mac Gold Pool 5% 7/1/2041	100,598	101,889
Freddie Mac Gold Pool 5% 7/1/2041	74,609	75,560
Freddie Mac Gold Pool 5% 7/1/2041	69,917	70,817
Freddie Mac Gold Pool 5% 7/1/2041	68,588	69,376
Freddie Mac Gold Pool 5% 7/1/2041	49,697	50,210
Freddie Mac Gold Pool 5% 7/1/2041	46,078	46,679
Freddie Mac Gold Pool 5% 7/1/2041	29,304	29,668
Freddie Mac Gold Pool 5% 8/1/2033	8,419	8,517
Freddie Mac Gold Pool 5% 8/1/2033	2,529	2,558
Freddie Mac Gold Pool 5% 8/1/2034	112,598	113,934
Freddie Mac Gold Pool 5% 8/1/2035	9,236	9,345
Freddie Mac Gold Pool 5% 8/1/2035	1,191	1,206
Freddie Mac Gold Pool 5% 8/1/2036	2,434	2,465
Freddie Mac Gold Pool 5% 8/1/2040	220,576	223,405
Freddie Mac Gold Pool 5% 8/1/2040	4,347	4,402
Freddie Mac Gold Pool 5% 9/1/2033	26,715	27,020
Freddie Mac Gold Pool 5% 9/1/2035	59,454	60,217
Freddie Mac Gold Pool 5% 9/1/2035	2,507	2,538
Freddie Mac Gold Pool 5% 9/1/2035	271	274
Freddie Mac Gold Pool 5% 9/1/2052	1,575,710	1,553,788
Freddie Mac Gold Pool 5.5% 1/1/2055	9,632,265	9,776,686
Freddie Mac Gold Pool 5.5% 2/1/2054	2,066,364	2,072,808
Freddie Mac Gold Pool 5.5% 2/1/2055	92,636,940	92,636,329
Freddie Mac Gold Pool 5.5% 3/1/2053 (k)(l)	34,120,024	34,620,937
Freddie Mac Gold Pool 5.5% 5/1/2053	5,990,454	6,044,703
Freddie Mac Gold Pool 6% 1/1/2029	350	358
Freddie Mac Gold Pool 6% 1/1/2029	90	92
Freddie Mac Gold Pool 6% 1/1/2032	6,380	6,608
Freddie Mac Gold Pool 6% 1/1/2032	4,013	4,156
Freddie Mac Gold Pool 6% 10/1/2032	3,261	3,386
Freddie Mac Gold Pool 6% 11/1/2029	298	304
Freddie Mac Gold Pool 6% 11/1/2031	4,316	4,472
Freddie Mac Gold Pool 6% 11/1/2032	35,271	36,561
Freddie Mac Gold Pool 6% 12/1/2032	1,774	1,841
Freddie Mac Gold Pool 6% 12/1/2037	93,565	98,640
Freddie Mac Gold Pool 6% 12/1/2037	24,206	25,516
Freddie Mac Gold Pool 6% 12/1/2052	1,518,653	1,560,296
Freddie Mac Gold Pool 6% 2/1/2029	202	206
Freddie Mac Gold Pool 6% 2/1/2029	155	158
Freddie Mac Gold Pool 6% 2/1/2029	96	98
Freddie Mac Gold Pool 6% 2/1/2029	8	7
Freddie Mac Gold Pool 6% 2/1/2055	4,272,925	4,402,111
Freddie Mac Gold Pool 6% 3/1/2029	431	441
Freddie Mac Gold Pool 6% 3/1/2029	280	286
Freddie Mac Gold Pool 6% 3/1/2029	78	79
Freddie Mac Gold Pool 6% 3/1/2029	64	65
Freddie Mac Gold Pool 6% 4/1/2029	97	98
Freddie Mac Gold Pool 6% 4/1/2029	37	38
Freddie Mac Gold Pool 6% 4/1/2031	3,294	3,402
Freddie Mac Gold Pool 6% 4/1/2033	11,544	11,981
Freddie Mac Gold Pool 6% 4/1/2054	13,117,030	13,505,405
Freddie Mac Gold Pool 6% 5/1/2029	684	695
Freddie Mac Gold Pool 6% 5/1/2029	130	133
Freddie Mac Gold Pool 6% 5/1/2033	82,330	85,049
Freddie Mac Gold Pool 6% 5/1/2054	19,414,807	20,001,785
Freddie Mac Gold Pool 6% 6/1/2029	1,489	1,515
Freddie Mac Gold Pool 6% 6/1/2029	277	282
Freddie Mac Gold Pool 6% 6/1/2029	93	95
Freddie Mac Gold Pool 6% 6/1/2031	1,108	1,147
Freddie Mac Gold Pool 6% 7/1/2028	33	34
Freddie Mac Gold Pool 6% 7/1/2029	496	506
Freddie Mac Gold Pool 6% 7/1/2029	281	286
Freddie Mac Gold Pool 6% 7/1/2029	247	251
Freddie Mac Gold Pool 6% 7/1/2029	242	247
Freddie Mac Gold Pool 6% 7/1/2029	200	205
Freddie Mac Gold Pool 6% 7/1/2029	151	154
Freddie Mac Gold Pool 6% 7/1/2029	51	52
Freddie Mac Gold Pool 6% 7/1/2029	41	41
Freddie Mac Gold Pool 6% 7/1/2032	8,461	8,752
Freddie Mac Gold Pool 6% 7/1/2033	11,057	11,509
Freddie Mac Gold Pool 6% 7/1/2037	13,687	14,429
Freddie Mac Gold Pool 6% 7/1/2039	30,188,586	31,048,281
Freddie Mac Gold Pool 6% 8/1/2037	206,883	217,673
Freddie Mac Gold Pool 6% 9/1/2033	64,083	66,624
Freddie Mac Gold Pool 6.5% 1/1/2032	34,401	35,898
Freddie Mac Gold Pool 6.5% 1/1/2054	17,632,484	18,423,253
Freddie Mac Gold Pool 6.5% 1/1/2054	6,294,669	6,581,985
Freddie Mac Gold Pool 6.5% 10/1/2032	24,225	25,361
Freddie Mac Gold Pool 6.5% 10/1/2053	4,846,147	5,050,233
Freddie Mac Gold Pool 6.5% 10/1/2053	4,728,460	4,940,888
Freddie Mac Gold Pool 6.5% 12/1/2053	2,405,737	2,518,251
Freddie Mac Gold Pool 6.5% 2/1/2037	2,556	2,702
Freddie Mac Gold Pool 6.5% 3/1/2032	56	58
Freddie Mac Gold Pool 6.5% 3/1/2036	254,420	265,618
Freddie Mac Gold Pool 6.5% 3/1/2037	2,247	2,397
Freddie Mac Gold Pool 6.5% 4/1/2032	2,475	2,584
Freddie Mac Gold Pool 6.5% 6/1/2054	14,636,571	15,326,143
Freddie Mac Gold Pool 6.5% 7/1/2032	638	667
Freddie Mac Gold Pool 6.5% 8/1/2032	9,758	10,187
Freddie Mac Gold Pool 6.5% 8/1/2032	6,573	6,877
Freddie Mac Gold Pool 6.5% 8/1/2032	6,219	6,505
Freddie Mac Gold Pool 6.5% 9/1/2039	504,887	538,892
Freddie Mac Gold Pool 6.5% 9/1/2053	549,234	574,938
Freddie Mac Gold Pool 6.5% 9/1/2053	530,857	553,213
Freddie Mac Gold Pool 7% 1/1/2036	12,866	13,590
Freddie Mac Gold Pool 7% 11/1/2026	481	486
Freddie Mac Gold Pool 7% 11/1/2034	20,892	22,061
Freddie Mac Gold Pool 7% 11/1/2034	18,743	19,895
Freddie Mac Gold Pool 7% 12/1/2026	1,909	1,926
Freddie Mac Gold Pool 7% 2/1/2027	175	176
Freddie Mac Gold Pool 7% 3/1/2026	640	641
Freddie Mac Gold Pool 7% 4/1/2032	8,150	8,571
Freddie Mac Gold Pool 7% 4/1/2032	3,607	3,818
Freddie Mac Gold Pool 7% 7/1/2026	272	272
Freddie Mac Gold Pool 7% 7/1/2029	34,423	36,203
Freddie Mac Gold Pool 7% 8/1/2026	2,762	2,778
Freddie Mac Gold Pool 7% 9/1/2026	3,374	3,396
Freddie Mac Gold Pool 7% 9/1/2035	54,079	57,270
Freddie Mac Gold Pool 7.5% 1/1/2027	3,483	3,519
Freddie Mac Gold Pool 7.5% 10/1/2027	84	86
Freddie Mac Gold Pool 7.5% 10/1/2030	85	90
Freddie Mac Gold Pool 7.5% 11/1/2029	7,145	7,471
Freddie Mac Gold Pool 7.5% 11/1/2030	8,899	9,271
Freddie Mac Gold Pool 7.5% 11/1/2030	295	313
Freddie Mac Gold Pool 7.5% 11/1/2030	14	14
Freddie Mac Gold Pool 7.5% 11/1/2031	406	435
Freddie Mac Gold Pool 7.5% 12/1/2029	2,071	2,162
Freddie Mac Gold Pool 7.5% 2/1/2027	9	8
Freddie Mac Gold Pool 7.5% 3/1/2027	14	15
Freddie Mac Gold Pool 7.5% 4/1/2028	181	184
Freddie Mac Gold Pool 7.5% 5/1/2031	340	358
Freddie Mac Gold Pool 7.5% 6/1/2027	155	158
Freddie Mac Gold Pool 7.5% 6/1/2032	4,927	5,265
Freddie Mac Gold Pool 7.5% 7/1/2026	81	82
Freddie Mac Gold Pool 7.5% 8/1/2026	79	79
Freddie Mac Gold Pool 7.5% 9/1/2030	346	364
Freddie Mac Gold Pool 7.5% 9/1/2030	45	48
Freddie Mac Gold Pool 7.5% 9/1/2031	6,811	7,219
Freddie Mac Gold Pool 8% 11/1/2031	926	964
Freddie Mac Gold Pool 8% 12/1/2026	74	75
Freddie Mac Gold Pool 8% 2/1/2030	89	92
Freddie Mac Gold Pool 8% 4/1/2027	887	894
Freddie Mac Gold Pool 8% 4/1/2032	128	133
Freddie Mac Gold Pool 8% 7/1/2030	910	949
Freddie Mac Gold Pool 8% 8/1/2030	2,112	2,185
Freddie Mac Gold Pool 8% 8/1/2030	69	72
Freddie Mac Gold Pool 8% 8/1/2030	29	30
Freddie Mac Gold Pool 8% 9/1/2030	58	61
Freddie Mac Gold Pool 8.5% 1/1/2028	13	13
Freddie Mac Gold Pool 8.5% 12/1/2027	23	23
Freddie Mac Gold Pool 8.5% 5/1/2027	34	34
Freddie Mac Gold Pool 8.5% 5/1/2027	12	11
Freddie Mac Gold Pool 8.5% 8/1/2026	59	60
Freddie Mac Gold Pool 8.5% 8/1/2027	903	921
Freddie Mac Gold Pool 8.5% 8/1/2027	351	359
Freddie Mac Gold Pool 8.5% 8/1/2027	52	52
Freddie Mac Gold Pool 8.5% 9/1/2026	27	28
Freddie Mac Manufactured Housing participation certificates 5.5% 4/1/2055	13,769,669	13,795,397
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	5,574,574	5,736,144
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	2,858,957	2,998,341
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	2,634,447	2,768,648
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	826,248	872,211
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.325%, 6.133% 1/1/2036 (c)(d)	10,912	11,088
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 6.382% 3/1/2036 (c)(d)	44,729	45,522
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.5%, 6.5% 3/1/2036 (c)(d)	33,852	34,728
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.61% 12/1/2040 (c)(d)	321,917	333,704
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.316% 9/1/2041 (c)(d)	79,479	82,368
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.567% 7/1/2041 (c)(d)	80,433	83,256
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.591% 5/1/2035 (c)(d)	67,860	69,838
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.864%, 6.864% 4/1/2036 (c)(d)	23,524	24,332
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.88% 4/1/2041 (c)(d)	1,905	1,986
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 7.601% 9/1/2041 (c)(d)	14,558	15,124
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.777% 5/1/2041 (c)(d)	18,390	19,175
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.838% 5/1/2041 (c)(d)	27,022	28,183
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.919% 6/1/2041 (c)(d)	25,996	27,095
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.785% 6/1/2041 (c)(d)	7,527	7,819
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.927%, 7.279% 10/1/2042 (c)(d)	41,534	43,061
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.01%, 7.009% 4/1/2038 (c)(d)	19,156	19,982
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 7.658% 3/1/2033 (c)(d)	351	358
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 7.791% 7/1/2036 (c)(d)	16,085	16,616
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.2%, 6.825% 12/1/2036 (c)(d)	28,166	29,361
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 6.196% 6/1/2033 (c)(d)	34,991	35,520
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.247%, 6.496% 1/1/2035 (c)(d)	2,052	2,094
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.251%, 6.333% 6/1/2033 (c)(d)	52,802	53,686
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.375%, 7.168% 3/1/2035 (c)(d)	106,835	108,923
Freddie Mac Non Gold Pool 3.5% 5/1/2049	1,122,313	1,028,213
Freddie Mac Non Gold Pool 4% 9/1/2040	12,447	12,075
Freddie Mac Non Gold Pool 5% 8/1/2053	5,664,290	5,586,371
Freddie Mac Non Gold Pool 5.5% 11/1/2054	11,904,984	11,927,228
Freddie Mac Non Gold Pool 5.5% 8/1/2053	13,095,837	13,255,357
Freddie Mac Non Gold Pool 5.5% 8/1/2053	4,170,555	4,221,356
Freddie Mac Non Gold Pool 5.5% 8/1/2053	4,105,708	4,146,738
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.125%, 6% 8/1/2037 (c)(d)	12,987	13,032
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.655%, 6.303% 4/1/2035 (c)(d)	41,620	42,335
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.29% 10/1/2036 (c)(d)	23,323	23,727
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.995%, 6.662% 10/1/2035 (c)(d)	26,794	27,395
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.02%, 6.635% 6/1/2037 (c)(d)	12,300	12,643
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 3.645%, 8.27% 10/1/2035 (c)(d)	2,278	2,376
Freddie Mac Non Gold Pool 6% 6/1/2053	5,951,287	6,105,179
Freddie Mac Non Gold Pool 6% 6/1/2053	5,899,648	6,063,266
Freddie Mac Non Gold Pool 6% 6/1/2053	5,018,871	5,150,220
Freddie Mac Non Gold Pool 6% 7/1/2053	6,426,105	6,604,324
Freddie Mac Non Gold Pool 6% 7/1/2053	5,644,049	5,791,759
Freddie Mac Non Gold Pool 6.5% 1/1/2055	4,988,975	5,206,870
Ginnie Mae I Pool 2% 11/20/2052	1,079,659	881,875
Ginnie Mae I Pool 2.5% 1/20/2052	8,696,634	7,329,887
Ginnie Mae I Pool 2.5% 12/20/2051	13,424,672	11,314,876
Ginnie Mae I Pool 2.5% 12/20/2051	8,965,349	7,556,372
Ginnie Mae I Pool 2.5% 12/20/2051	7,033,566	5,928,184
Ginnie Mae I Pool 2.5% 12/20/2052	20,162	17,203
Ginnie Mae I Pool 2.5% 8/20/2051	49,891,061	42,050,277
Ginnie Mae I Pool 2.5% 8/20/2051	12,979,907	10,940,010
Ginnie Mae I Pool 2.5% 8/20/2051	7,547,552	6,361,393
Ginnie Mae I Pool 2.5% 9/20/2051	22,111,471	18,636,474
Ginnie Mae I Pool 2.5% 9/20/2051	12,868,128	10,845,798
Ginnie Mae I Pool 3% 1/20/2050	140,241	123,906
Ginnie Mae I Pool 3% 1/20/2050	75,806	67,000
Ginnie Mae I Pool 3% 12/15/2042	526,164	476,468
Ginnie Mae I Pool 3% 12/20/2042	649,881	594,446
Ginnie Mae I Pool 3% 2/15/2045	309,316	277,727
Ginnie Mae I Pool 3% 2/15/2045	222,056	199,007
Ginnie Mae I Pool 3% 2/20/2050	8,378,568	7,405,235
Ginnie Mae I Pool 3% 2/20/2050	877,685	775,177
Ginnie Mae I Pool 3% 3/15/2045	441,590	395,902
Ginnie Mae I Pool 3% 3/20/2043	428,264	391,786
Ginnie Mae I Pool 3% 3/20/2043	178,049	163,008
Ginnie Mae I Pool 3% 4/15/2043	57,440	51,830
Ginnie Mae I Pool 3% 4/15/2043	52,734	47,811
Ginnie Mae I Pool 3% 4/15/2043	5,750	5,220
Ginnie Mae I Pool 3% 4/15/2043	5,266	4,837
Ginnie Mae I Pool 3% 4/15/2045	170,314	152,580
Ginnie Mae I Pool 3% 5/15/2042	76,174	69,316
Ginnie Mae I Pool 3% 5/15/2043	55,704	49,823
Ginnie Mae I Pool 3% 5/15/2043	43,806	39,652
Ginnie Mae I Pool 3% 5/15/2043	43,024	39,055
Ginnie Mae I Pool 3% 5/15/2043	16,198	14,610
Ginnie Mae I Pool 3% 5/15/2045	2,722	2,433
Ginnie Mae I Pool 3% 6/15/2043	70,733	64,286
Ginnie Mae I Pool 3% 6/15/2043	55,754	50,270
Ginnie Mae I Pool 3% 6/15/2043	33,332	30,458
Ginnie Mae I Pool 3.5% 1/15/2041	76,150	71,672
Ginnie Mae I Pool 3.5% 1/15/2041	16,624	15,619
Ginnie Mae I Pool 3.5% 1/15/2042	228,181	212,790
Ginnie Mae I Pool 3.5% 1/15/2042	169,804	158,604
Ginnie Mae I Pool 3.5% 1/15/2042	46,172	43,221
Ginnie Mae I Pool 3.5% 1/15/2042	4,990	4,675
Ginnie Mae I Pool 3.5% 1/15/2042	2,338	2,188
Ginnie Mae I Pool 3.5% 1/15/2043	254,044	237,160
Ginnie Mae I Pool 3.5% 1/15/2043	7,789	7,281
Ginnie Mae I Pool 3.5% 1/20/2050	86,682	79,077
Ginnie Mae I Pool 3.5% 1/20/2050	44,238	40,467
Ginnie Mae I Pool 3.5% 1/20/2050	43,145	39,467
Ginnie Mae I Pool 3.5% 1/20/2050	24,532	22,434
Ginnie Mae I Pool 3.5% 10/20/2052	5,779,902	5,271,469
Ginnie Mae I Pool 3.5% 11/15/2040	31,712	29,786
Ginnie Mae I Pool 3.5% 11/15/2041	294,449	276,728
Ginnie Mae I Pool 3.5% 11/15/2041	109,674	102,580
Ginnie Mae I Pool 3.5% 11/15/2041	2,937	2,747
Ginnie Mae I Pool 3.5% 11/15/2042	593,162	554,039
Ginnie Mae I Pool 3.5% 11/20/2049	285,012	260,809
Ginnie Mae I Pool 3.5% 11/20/2049	169,483	154,720
Ginnie Mae I Pool 3.5% 12/15/2040	6,166	5,795
Ginnie Mae I Pool 3.5% 12/15/2041	225,019	210,348
Ginnie Mae I Pool 3.5% 12/15/2041	203,433	189,964
Ginnie Mae I Pool 3.5% 12/15/2041	126,672	118,843
Ginnie Mae I Pool 3.5% 12/15/2041	20,624	19,339
Ginnie Mae I Pool 3.5% 2/15/2042	443,321	414,873
Ginnie Mae I Pool 3.5% 2/15/2042	309,062	289,150
Ginnie Mae I Pool 3.5% 2/15/2042	247,547	232,050
Ginnie Mae I Pool 3.5% 2/15/2042	244,401	228,909
Ginnie Mae I Pool 3.5% 2/15/2042	198,956	185,684
Ginnie Mae I Pool 3.5% 2/15/2042	148,024	138,112
Ginnie Mae I Pool 3.5% 2/15/2042	132,526	124,022
Ginnie Mae I Pool 3.5% 2/15/2042	86,063	80,608
Ginnie Mae I Pool 3.5% 2/15/2042	10,182	9,531
Ginnie Mae I Pool 3.5% 2/15/2043	1,126,457	1,054,463
Ginnie Mae I Pool 3.5% 2/15/2043	43,598	40,733
Ginnie Mae I Pool 3.5% 2/15/2044	168,219	155,999
Ginnie Mae I Pool 3.5% 2/20/2043	817,974	765,389
Ginnie Mae I Pool 3.5% 2/20/2050	567,794	517,981
Ginnie Mae I Pool 3.5% 3/15/2042	221,657	207,840
Ginnie Mae I Pool 3.5% 3/15/2042	125,137	117,504
Ginnie Mae I Pool 3.5% 3/15/2042	33,394	31,217
Ginnie Mae I Pool 3.5% 3/15/2042	19,722	18,461
Ginnie Mae I Pool 3.5% 3/15/2042	19,341	18,080
Ginnie Mae I Pool 3.5% 3/15/2043	7,866	7,341
Ginnie Mae I Pool 3.5% 3/20/2043	374,401	350,239
Ginnie Mae I Pool 3.5% 3/20/2043	294,856	275,690
Ginnie Mae I Pool 3.5% 4/15/2043	972,723	911,061
Ginnie Mae I Pool 3.5% 4/15/2043	179,595	167,090
Ginnie Mae I Pool 3.5% 4/20/2043	313,450	292,683
Ginnie Mae I Pool 3.5% 4/20/2043	120,962	113,035
Ginnie Mae I Pool 3.5% 5/15/2042	353,511	331,101
Ginnie Mae I Pool 3.5% 5/15/2042	249,068	233,214
Ginnie Mae I Pool 3.5% 5/15/2043	39,639	36,917
Ginnie Mae I Pool 3.5% 5/15/2043	35,021	32,856
Ginnie Mae I Pool 3.5% 5/15/2043	30,852	28,794
Ginnie Mae I Pool 3.5% 5/15/2043	13,417	12,539
Ginnie Mae I Pool 3.5% 5/20/2046	219,162	201,852
Ginnie Mae I Pool 3.5% 5/20/2046	150,366	138,490
Ginnie Mae I Pool 3.5% 5/20/2046	116,812	107,586
Ginnie Mae I Pool 3.5% 5/20/2046	113,851	104,859
Ginnie Mae I Pool 3.5% 5/20/2046	111,508	102,701
Ginnie Mae I Pool 3.5% 5/20/2046	58,405	53,717
Ginnie Mae I Pool 3.5% 6/15/2042	7,735	7,221
Ginnie Mae I Pool 3.5% 6/15/2043	73,991	68,875
Ginnie Mae I Pool 3.5% 6/15/2043	64,447	59,899
Ginnie Mae I Pool 3.5% 6/15/2043	50,942	47,595
Ginnie Mae I Pool 3.5% 6/15/2043	33,498	31,538
Ginnie Mae I Pool 3.5% 6/15/2043	24,879	23,183
Ginnie Mae I Pool 3.5% 6/15/2043	7,419	6,904
Ginnie Mae I Pool 3.5% 6/20/2046	561,448	517,104
Ginnie Mae I Pool 3.5% 6/20/2046	168,082	154,807
Ginnie Mae I Pool 3.5% 6/20/2046	145,130	133,668
Ginnie Mae I Pool 3.5% 6/20/2046	138,206	127,290
Ginnie Mae I Pool 3.5% 6/20/2046	114,618	105,566
Ginnie Mae I Pool 3.5% 6/20/2046	74,331	68,461
Ginnie Mae I Pool 3.5% 6/20/2046	50,165	46,203
Ginnie Mae I Pool 3.5% 7/15/2042	169,463	158,328
Ginnie Mae I Pool 3.5% 7/15/2042	57,612	53,841
Ginnie Mae I Pool 3.5% 7/15/2042	13,541	12,645
Ginnie Mae I Pool 3.5% 7/15/2043	28,208	26,278
Ginnie Mae I Pool 3.5% 7/20/2043	316,890	295,035
Ginnie Mae I Pool 3.5% 7/20/2046	6,524,699	6,007,331
Ginnie Mae I Pool 3.5% 7/20/2052	30,989,787	28,283,121
Ginnie Mae I Pool 3.5% 8/15/2042	13,571	12,666
Ginnie Mae I Pool 3.5% 8/15/2043	19,515	18,151
Ginnie Mae I Pool 3.5% 8/20/2052	18,398,791	16,780,330
Ginnie Mae I Pool 3.5% 9/15/2041	1,995	1,873
Ginnie Mae I Pool 3.5% 9/15/2042	39,862	37,164
Ginnie Mae I Pool 3.5% 9/15/2042	18,883	17,623
Ginnie Mae I Pool 3.5% 9/15/2042	17,936	16,886
Ginnie Mae I Pool 3.5% 9/15/2042	16,629	15,508
Ginnie Mae I Pool 3.5% 9/15/2042	2,387	2,229
Ginnie Mae I Pool 3.5% 9/15/2043	14,371	13,388
Ginnie Mae I Pool 3.5% 9/20/2052	26,710,449	24,360,849
Ginnie Mae I Pool 4% 1/15/2040	39,549	38,346
Ginnie Mae I Pool 4% 1/15/2040	38,670	37,401
Ginnie Mae I Pool 4% 1/15/2041	222,378	214,787
Ginnie Mae I Pool 4% 1/15/2041	29,571	28,557
Ginnie Mae I Pool 4% 1/15/2041	8,422	8,137
Ginnie Mae I Pool 4% 1/15/2041	3,872	3,739
Ginnie Mae I Pool 4% 1/15/2042	27,438	26,473
Ginnie Mae I Pool 4% 1/15/2043	97,501	93,815
Ginnie Mae I Pool 4% 1/15/2047	462,671	435,411
Ginnie Mae I Pool 4% 1/15/2047	401,674	378,007
Ginnie Mae I Pool 4% 1/15/2047	297,692	280,152
Ginnie Mae I Pool 4% 1/15/2047	141,720	133,370
Ginnie Mae I Pool 4% 10/15/2039	47,364	45,923
Ginnie Mae I Pool 4% 10/15/2040	236,797	228,864
Ginnie Mae I Pool 4% 10/15/2040	224,901	217,493
Ginnie Mae I Pool 4% 10/15/2040	206,101	199,196
Ginnie Mae I Pool 4% 10/15/2040	26,495	25,615
Ginnie Mae I Pool 4% 10/15/2040	21,001	20,309
Ginnie Mae I Pool 4% 10/15/2040	14,215	13,755
Ginnie Mae I Pool 4% 10/15/2040	9,688	9,373
Ginnie Mae I Pool 4% 10/15/2041	1,100,248	1,060,636
Ginnie Mae I Pool 4% 10/15/2041	419,632	405,019
Ginnie Mae I Pool 4% 10/15/2041	264,974	255,883
Ginnie Mae I Pool 4% 10/15/2041	229,496	221,622
Ginnie Mae I Pool 4% 10/15/2041	140,127	135,059
Ginnie Mae I Pool 4% 10/15/2041	114,757	110,961
Ginnie Mae I Pool 4% 10/15/2041	86,543	83,328
Ginnie Mae I Pool 4% 10/15/2041	69,019	66,581
Ginnie Mae I Pool 4% 10/15/2041	52,417	50,619
Ginnie Mae I Pool 4% 10/15/2041	40,756	39,390
Ginnie Mae I Pool 4% 10/15/2041	31,009	29,918
Ginnie Mae I Pool 4% 10/15/2041	14,829	14,326
Ginnie Mae I Pool 4% 10/20/2042	747,390	719,608
Ginnie Mae I Pool 4% 11/15/2039	35,436	34,396
Ginnie Mae I Pool 4% 11/15/2040	58,738	56,733
Ginnie Mae I Pool 4% 11/15/2040	13,199	12,776
Ginnie Mae I Pool 4% 11/15/2040	7,200	6,980
Ginnie Mae I Pool 4% 11/15/2041	690,110	665,961
Ginnie Mae I Pool 4% 11/15/2041	64,164	61,770
Ginnie Mae I Pool 4% 11/15/2041	7,427	7,160
Ginnie Mae I Pool 4% 11/15/2041	3,616	3,494
Ginnie Mae I Pool 4% 11/15/2042	32,666	31,442
Ginnie Mae I Pool 4% 12/15/2039	120,520	116,585
Ginnie Mae I Pool 4% 12/15/2039	25,990	25,145
Ginnie Mae I Pool 4% 12/15/2040	1,349,522	1,303,219
Ginnie Mae I Pool 4% 12/15/2040	27,801	26,955
Ginnie Mae I Pool 4% 12/15/2040	19,235	18,591
Ginnie Mae I Pool 4% 12/15/2040	13,405	12,929
Ginnie Mae I Pool 4% 12/15/2040	9,108	8,786
Ginnie Mae I Pool 4% 12/15/2041	314,290	303,453
Ginnie Mae I Pool 4% 12/15/2041	214,503	206,745
Ginnie Mae I Pool 4% 12/15/2041	148,093	142,786
Ginnie Mae I Pool 4% 12/15/2041	81,069	78,164
Ginnie Mae I Pool 4% 12/15/2041	19,350	18,724
Ginnie Mae I Pool 4% 12/15/2041	11,253	10,853
Ginnie Mae I Pool 4% 12/15/2041	10,471	10,087
Ginnie Mae I Pool 4% 12/15/2042	25,099	24,187
Ginnie Mae I Pool 4% 12/15/2046	75,191	70,855
Ginnie Mae I Pool 4% 2/15/2040	178,847	172,906
Ginnie Mae I Pool 4% 2/15/2040	104,099	100,626
Ginnie Mae I Pool 4% 2/15/2040	98,176	95,056
Ginnie Mae I Pool 4% 2/15/2040	21,027	20,341
Ginnie Mae I Pool 4% 2/15/2041	91,763	88,701
Ginnie Mae I Pool 4% 2/15/2041	29,261	28,213
Ginnie Mae I Pool 4% 2/15/2041	6,388	6,176
Ginnie Mae I Pool 4% 2/15/2042	105,274	101,519
Ginnie Mae I Pool 4% 2/15/2045	190,715	182,828
Ginnie Mae I Pool 4% 3/15/2040	898,694	869,222
Ginnie Mae I Pool 4% 3/15/2041	448,054	433,170
Ginnie Mae I Pool 4% 3/15/2041	33,626	32,505
Ginnie Mae I Pool 4% 3/15/2041	14,356	13,834
Ginnie Mae I Pool 4% 3/15/2042	346,836	334,234
Ginnie Mae I Pool 4% 3/15/2042	52,983	50,997
Ginnie Mae I Pool 4% 3/15/2042	23,907	23,046
Ginnie Mae I Pool 4% 3/15/2042	5,745	5,533
Ginnie Mae I Pool 4% 3/20/2047	2,072,354	1,959,300
Ginnie Mae I Pool 4% 4/15/2040	66,981	64,717
Ginnie Mae I Pool 4% 4/15/2040	29,971	29,023
Ginnie Mae I Pool 4% 4/15/2041	94,007	90,830
Ginnie Mae I Pool 4% 4/15/2042	65,182	62,781
Ginnie Mae I Pool 4% 4/15/2043	184,377	177,319
Ginnie Mae I Pool 4% 4/15/2043	18,436	17,797
Ginnie Mae I Pool 4% 4/15/2046	3,130,029	2,998,301
Ginnie Mae I Pool 4% 4/20/2048	1,024,703	963,999
Ginnie Mae I Pool 4% 4/20/2048	972,851	915,218
Ginnie Mae I Pool 4% 5/15/2040	58,043	56,072
Ginnie Mae I Pool 4% 5/15/2041	6,614	6,428
Ginnie Mae I Pool 4% 5/15/2041	1,581	1,526
Ginnie Mae I Pool 4% 5/15/2042	14,603	14,286
Ginnie Mae I Pool 4% 5/15/2043	25,969	24,931
Ginnie Mae I Pool 4% 5/15/2045	177,337	169,746
Ginnie Mae I Pool 4% 5/20/2041	23,161	22,332
Ginnie Mae I Pool 4% 5/20/2049	187,339	175,128
Ginnie Mae I Pool 4% 6/15/2041	56,283	54,323
Ginnie Mae I Pool 4% 6/15/2041	31,306	30,373
Ginnie Mae I Pool 4% 6/15/2041	28,502	27,461
Ginnie Mae I Pool 4% 6/15/2042	35,680	34,308
Ginnie Mae I Pool 4% 6/15/2042	1,674	1,611
Ginnie Mae I Pool 4% 6/15/2043	175,528	168,726
Ginnie Mae I Pool 4% 6/15/2043	6,734	6,490
Ginnie Mae I Pool 4% 6/15/2045	47,689	45,745
Ginnie Mae I Pool 4% 7/15/2039	43,816	42,411
Ginnie Mae I Pool 4% 7/15/2041	39,607	38,221
Ginnie Mae I Pool 4% 7/15/2041	34,658	33,536
Ginnie Mae I Pool 4% 7/15/2041	20,727	19,960
Ginnie Mae I Pool 4% 7/15/2041	19,846	19,115
Ginnie Mae I Pool 4% 7/15/2041	10,909	10,517
Ginnie Mae I Pool 4% 7/15/2041	6,867	6,626
Ginnie Mae I Pool 4% 7/15/2041	1,607	1,596
Ginnie Mae I Pool 4% 7/15/2042	95,909	92,177
Ginnie Mae I Pool 4% 7/15/2045	129,569	123,985
Ginnie Mae I Pool 4% 7/15/2046	338,094	318,596
Ginnie Mae I Pool 4% 7/15/2046	217,166	204,642
Ginnie Mae I Pool 4% 8/15/2039	33,302	32,274
Ginnie Mae I Pool 4% 8/15/2039	20,860	20,178
Ginnie Mae I Pool 4% 8/15/2039	13,776	13,318
Ginnie Mae I Pool 4% 8/15/2040	9,726	9,408
Ginnie Mae I Pool 4% 8/15/2041	59,143	57,084
Ginnie Mae I Pool 4% 8/15/2041	39,674	38,361
Ginnie Mae I Pool 4% 8/15/2041	8,476	8,214
Ginnie Mae I Pool 4% 8/15/2042	93,982	90,369
Ginnie Mae I Pool 4% 8/15/2042	14,464	13,968
Ginnie Mae I Pool 4% 8/15/2042	3,997	3,866
Ginnie Mae I Pool 4% 8/15/2043	36,695	35,200
Ginnie Mae I Pool 4% 8/15/2043	25,780	24,725
Ginnie Mae I Pool 4% 8/15/2043	10,690	10,288
Ginnie Mae I Pool 4% 9/15/2039	28,896	28,048
Ginnie Mae I Pool 4% 9/15/2040	14,942	14,454
Ginnie Mae I Pool 4% 9/15/2041	318,272	307,081
Ginnie Mae I Pool 4% 9/15/2041	55,417	53,497
Ginnie Mae I Pool 4% 9/15/2041	48,959	47,326
Ginnie Mae I Pool 4% 9/15/2041	21,244	20,451
Ginnie Mae I Pool 4% 9/15/2041	13,736	13,241
Ginnie Mae I Pool 4% 9/15/2041	5,830	5,650
Ginnie Mae I Pool 4.5% 10/15/2039	22,522	22,241
Ginnie Mae I Pool 4.5% 10/15/2039	17,090	16,912
Ginnie Mae I Pool 4.5% 10/15/2039	4,165	4,123
Ginnie Mae I Pool 4.5% 10/15/2039	3,963	3,921
Ginnie Mae I Pool 4.5% 10/15/2040	3,589	3,548
Ginnie Mae I Pool 4.5% 11/15/2039	135,006	133,317
Ginnie Mae I Pool 4.5% 11/15/2039	51,945	51,341
Ginnie Mae I Pool 4.5% 11/15/2039	42,404	41,931
Ginnie Mae I Pool 4.5% 11/15/2039	37,988	37,567
Ginnie Mae I Pool 4.5% 11/15/2039	34,136	33,819
Ginnie Mae I Pool 4.5% 11/15/2039	30,868	30,528
Ginnie Mae I Pool 4.5% 11/15/2039	19,256	19,045
Ginnie Mae I Pool 4.5% 11/15/2039	15,663	15,493
Ginnie Mae I Pool 4.5% 11/15/2039	4,521	4,474
Ginnie Mae I Pool 4.5% 11/15/2039	4,243	4,199
Ginnie Mae I Pool 4.5% 11/15/2039	3,166	3,132
Ginnie Mae I Pool 4.5% 11/15/2039	2,210	2,185
Ginnie Mae I Pool 4.5% 11/15/2039	1,958	1,937
Ginnie Mae I Pool 4.5% 12/15/2039	39,269	38,901
Ginnie Mae I Pool 4.5% 2/15/2040	114,036	112,787
Ginnie Mae I Pool 4.5% 2/15/2040	106,850	105,429
Ginnie Mae I Pool 4.5% 2/15/2040	78,437	77,631
Ginnie Mae I Pool 4.5% 2/15/2040	78,466	77,606
Ginnie Mae I Pool 4.5% 2/15/2040	54,006	53,428
Ginnie Mae I Pool 4.5% 2/15/2040	39,602	39,216
Ginnie Mae I Pool 4.5% 2/15/2040	36,340	35,944
Ginnie Mae I Pool 4.5% 2/15/2040	30,566	30,225
Ginnie Mae I Pool 4.5% 2/15/2040	21,339	21,128
Ginnie Mae I Pool 4.5% 2/15/2040	6,109	6,043
Ginnie Mae I Pool 4.5% 2/15/2040	5,761	5,698
Ginnie Mae I Pool 4.5% 2/15/2040	1,092	1,081
Ginnie Mae I Pool 4.5% 2/15/2041	24,169	23,862
Ginnie Mae I Pool 4.5% 3/15/2040	272,891	269,952
Ginnie Mae I Pool 4.5% 3/15/2040	28,970	28,640
Ginnie Mae I Pool 4.5% 3/15/2040	17,523	17,332
Ginnie Mae I Pool 4.5% 3/15/2040	13,342	13,199
Ginnie Mae I Pool 4.5% 3/15/2041	1,689,526	1,668,602
Ginnie Mae I Pool 4.5% 3/15/2041	836,139	826,824
Ginnie Mae I Pool 4.5% 3/15/2041	227,382	224,877
Ginnie Mae I Pool 4.5% 3/15/2041	26,712	26,414
Ginnie Mae I Pool 4.5% 3/15/2041	3,481	3,440
Ginnie Mae I Pool 4.5% 3/15/2041	1,039	1,027
Ginnie Mae I Pool 4.5% 4/15/2040	114,642	113,443
Ginnie Mae I Pool 4.5% 4/15/2040	76,723	75,897
Ginnie Mae I Pool 4.5% 4/15/2040	54,813	54,111
Ginnie Mae I Pool 4.5% 4/15/2040	41,983	41,464
Ginnie Mae I Pool 4.5% 4/15/2040	24,707	24,411
Ginnie Mae I Pool 4.5% 4/15/2040	9,739	9,607
Ginnie Mae I Pool 4.5% 4/15/2040	9,542	9,413
Ginnie Mae I Pool 4.5% 4/15/2040	6,620	6,548
Ginnie Mae I Pool 4.5% 4/15/2041	67,849	67,049
Ginnie Mae I Pool 4.5% 5/15/2039	38,482	38,089
Ginnie Mae I Pool 4.5% 5/15/2040	140,242	138,705
Ginnie Mae I Pool 4.5% 5/15/2040	12,985	12,827
Ginnie Mae I Pool 4.5% 5/15/2041	180	179
Ginnie Mae I Pool 4.5% 6/15/2039	75,008	74,295
Ginnie Mae I Pool 4.5% 6/15/2039	67,002	66,301
Ginnie Mae I Pool 4.5% 6/15/2039	12,303	12,176
Ginnie Mae I Pool 4.5% 6/15/2039	10,141	10,037
Ginnie Mae I Pool 4.5% 6/15/2039	8,850	8,760
Ginnie Mae I Pool 4.5% 6/15/2040	520,859	514,181
Ginnie Mae I Pool 4.5% 6/15/2040	306,293	302,956
Ginnie Mae I Pool 4.5% 6/15/2040	162,804	161,010
Ginnie Mae I Pool 4.5% 6/15/2040	148,178	146,518
Ginnie Mae I Pool 4.5% 6/15/2040	77,043	76,209
Ginnie Mae I Pool 4.5% 6/15/2040	74,912	74,095
Ginnie Mae I Pool 4.5% 6/15/2040	64,959	64,232
Ginnie Mae I Pool 4.5% 6/15/2040	61,140	60,463
Ginnie Mae I Pool 4.5% 6/15/2040	8,735	8,639
Ginnie Mae I Pool 4.5% 6/15/2040	5,778	5,711
Ginnie Mae I Pool 4.5% 6/15/2041	970,626	959,174
Ginnie Mae I Pool 4.5% 7/15/2039	65,471	64,807
Ginnie Mae I Pool 4.5% 7/15/2039	21,828	21,599
Ginnie Mae I Pool 4.5% 7/15/2039	2,078	2,054
Ginnie Mae I Pool 4.5% 7/15/2040	237,688	235,068
Ginnie Mae I Pool 4.5% 7/15/2040	198,785	196,607
Ginnie Mae I Pool 4.5% 7/15/2040	152,566	150,931
Ginnie Mae I Pool 4.5% 7/15/2040	121,674	120,333
Ginnie Mae I Pool 4.5% 7/15/2040	108,177	106,999
Ginnie Mae I Pool 4.5% 7/15/2040	97,589	96,484
Ginnie Mae I Pool 4.5% 7/15/2040	15,658	15,482
Ginnie Mae I Pool 4.5% 7/15/2040	9,121	9,016
Ginnie Mae I Pool 4.5% 7/15/2040	3,955	3,911
Ginnie Mae I Pool 4.5% 7/15/2040	681	674
Ginnie Mae I Pool 4.5% 8/15/2039	624,753	618,296
Ginnie Mae I Pool 4.5% 8/15/2039	375,756	371,896
Ginnie Mae I Pool 4.5% 8/15/2039	322,084	318,796
Ginnie Mae I Pool 4.5% 8/15/2039	132,231	130,823
Ginnie Mae I Pool 4.5% 8/15/2039	57,649	57,064
Ginnie Mae I Pool 4.5% 8/15/2039	10,399	10,289
Ginnie Mae I Pool 4.5% 8/15/2040	70,446	69,666
Ginnie Mae I Pool 4.5% 8/15/2040	14,986	14,743
Ginnie Mae I Pool 4.5% 8/15/2040	6,683	6,606
Ginnie Mae I Pool 4.5% 8/15/2040	6,102	6,027
Ginnie Mae I Pool 4.5% 8/15/2040	4,661	4,610
Ginnie Mae I Pool 4.5% 8/15/2040	1,682	1,663
Ginnie Mae I Pool 4.5% 8/15/2041	13,034	12,894
Ginnie Mae I Pool 4.5% 9/15/2039	116,550	115,317
Ginnie Mae I Pool 4.5% 9/15/2039	54,366	53,808
Ginnie Mae I Pool 4.5% 9/15/2039	21,203	20,989
Ginnie Mae I Pool 4.5% 9/15/2039	20,092	19,878
Ginnie Mae I Pool 4.5% 9/15/2040	17,841	17,649
Ginnie Mae I Pool 4.5% 9/15/2040	8,621	8,521
Ginnie Mae I Pool 5% 1/15/2034	4,055	4,094
Ginnie Mae I Pool 5% 1/15/2040	1,876	1,897
Ginnie Mae I Pool 5% 1/15/2040	1,786	1,802
Ginnie Mae I Pool 5% 10/15/2033	2,342	2,364
Ginnie Mae I Pool 5% 10/15/2034	3,468	3,500
Ginnie Mae I Pool 5% 10/15/2039	88,031	88,991
Ginnie Mae I Pool 5% 10/15/2039	44,044	44,522
Ginnie Mae I Pool 5% 10/15/2039	26,560	26,851
Ginnie Mae I Pool 5% 10/15/2039	13,916	14,068
Ginnie Mae I Pool 5% 10/15/2039	8,383	8,474
Ginnie Mae I Pool 5% 11/15/2033	1,424	1,438
Ginnie Mae I Pool 5% 11/15/2039	40,776	41,222
Ginnie Mae I Pool 5% 11/15/2039	27,108	27,401
Ginnie Mae I Pool 5% 11/15/2039	16,618	16,799
Ginnie Mae I Pool 5% 11/15/2039	15,210	15,376
Ginnie Mae I Pool 5% 11/15/2039	4,110	4,154
Ginnie Mae I Pool 5% 11/15/2039	3,103	3,137
Ginnie Mae I Pool 5% 11/15/2040	49,500	50,040
Ginnie Mae I Pool 5% 11/15/2040	17,875	18,071
Ginnie Mae I Pool 5% 12/15/2032	560	564
Ginnie Mae I Pool 5% 12/15/2037	13,260	13,405
Ginnie Mae I Pool 5% 12/15/2039	40,193	40,632
Ginnie Mae I Pool 5% 12/15/2039	19,469	19,681
Ginnie Mae I Pool 5% 12/15/2039	16,438	16,618
Ginnie Mae I Pool 5% 2/15/2039	7,715	7,799
Ginnie Mae I Pool 5% 2/15/2040	3,198	3,233
Ginnie Mae I Pool 5% 3/15/2039	33,834	34,199
Ginnie Mae I Pool 5% 3/15/2040	6,137	6,204
Ginnie Mae I Pool 5% 3/15/2041	32,066	32,417
Ginnie Mae I Pool 5% 3/15/2041	18,692	18,897
Ginnie Mae I Pool 5% 3/15/2041	2,539	2,567
Ginnie Mae I Pool 5% 4/15/2033	4,072	4,109
Ginnie Mae I Pool 5% 4/15/2039	6,680	6,752
Ginnie Mae I Pool 5% 4/15/2040	387,004	391,229
Ginnie Mae I Pool 5% 4/15/2040	296,718	299,954
Ginnie Mae I Pool 5% 4/15/2040	16,224	16,402
Ginnie Mae I Pool 5% 4/15/2040	5,759	5,822
Ginnie Mae I Pool 5% 4/15/2040	1,723	1,742
Ginnie Mae I Pool 5% 4/15/2041	61,179	61,852
Ginnie Mae I Pool 5% 4/15/2041	33,594	33,962
Ginnie Mae I Pool 5% 4/15/2041	12,509	12,646
Ginnie Mae I Pool 5% 4/15/2041	12,409	12,545
Ginnie Mae I Pool 5% 4/20/2048	2,884,867	2,906,312
Ginnie Mae I Pool 5% 5/15/2039	95,658	96,695
Ginnie Mae I Pool 5% 5/15/2039	47,655	48,172
Ginnie Mae I Pool 5% 5/15/2039	2,811	2,841
Ginnie Mae I Pool 5% 5/15/2040	25,462	25,738
Ginnie Mae I Pool 5% 5/15/2040	16,467	16,646
Ginnie Mae I Pool 5% 5/15/2040	3,489	3,527
Ginnie Mae I Pool 5% 6/15/2033	296	299
Ginnie Mae I Pool 5% 6/15/2039	11,220	11,342
Ginnie Mae I Pool 5% 6/15/2039	6,342	6,411
Ginnie Mae I Pool 5% 6/15/2039	1,007	1,018
Ginnie Mae I Pool 5% 6/15/2040	894,693	904,461
Ginnie Mae I Pool 5% 6/15/2040	57,881	58,513
Ginnie Mae I Pool 5% 6/15/2040	20,981	21,212
Ginnie Mae I Pool 5% 6/15/2040	15,272	15,439
Ginnie Mae I Pool 5% 6/15/2040	1,734	1,753
Ginnie Mae I Pool 5% 6/15/2041	39,082	39,510
Ginnie Mae I Pool 5% 6/15/2041	5,463	5,523
Ginnie Mae I Pool 5% 6/15/2041	5,289	5,346
Ginnie Mae I Pool 5% 7/15/2039	200,008	202,177
Ginnie Mae I Pool 5% 7/15/2039	40,617	41,058
Ginnie Mae I Pool 5% 7/15/2039	1,591	1,608
Ginnie Mae I Pool 5% 7/15/2040	96,500	97,555
Ginnie Mae I Pool 5% 7/15/2040	96,246	97,295
Ginnie Mae I Pool 5% 7/15/2040	58,713	59,355
Ginnie Mae I Pool 5% 7/15/2040	45,477	45,974
Ginnie Mae I Pool 5% 7/15/2040	45,282	45,777
Ginnie Mae I Pool 5% 7/15/2040	18,271	18,472
Ginnie Mae I Pool 5% 7/15/2040	12,661	12,800
Ginnie Mae I Pool 5% 7/15/2040	2,790	2,820
Ginnie Mae I Pool 5% 8/15/2039	89,917	90,895
Ginnie Mae I Pool 5% 8/15/2039	84,138	85,053
Ginnie Mae I Pool 5% 8/15/2039	35,587	35,975
Ginnie Mae I Pool 5% 8/15/2039	24,240	24,505
Ginnie Mae I Pool 5% 8/15/2039	7,787	7,872
Ginnie Mae I Pool 5% 8/15/2039	5,990	6,055
Ginnie Mae I Pool 5% 8/15/2039	5,842	5,905
Ginnie Mae I Pool 5% 8/15/2039	4,688	4,739
Ginnie Mae I Pool 5% 8/15/2040	169,622	171,477
Ginnie Mae I Pool 5% 8/15/2040	169,202	171,051
Ginnie Mae I Pool 5% 8/15/2040	60,605	61,268
Ginnie Mae I Pool 5% 8/15/2040	15,560	15,730
Ginnie Mae I Pool 5% 8/15/2041	8,765	8,860
Ginnie Mae I Pool 5% 9/15/2037	2,129	2,152
Ginnie Mae I Pool 5% 9/15/2039	253,621	256,374
Ginnie Mae I Pool 5% 9/15/2039	81,737	82,627
Ginnie Mae I Pool 5% 9/15/2039	44,611	45,097
Ginnie Mae I Pool 5% 9/15/2039	29,554	29,875
Ginnie Mae I Pool 5% 9/15/2039	27,324	27,621
Ginnie Mae I Pool 5% 9/15/2039	14,715	14,876
Ginnie Mae I Pool 5% 9/15/2039	13,457	13,604
Ginnie Mae I Pool 5% 9/15/2039	13,137	13,280
Ginnie Mae I Pool 5% 9/15/2039	12,416	12,551
Ginnie Mae I Pool 5% 9/15/2039	12,414	12,549
Ginnie Mae I Pool 5% 9/15/2039	9,339	9,441
Ginnie Mae I Pool 5% 9/15/2039	4,038	4,083
Ginnie Mae I Pool 5% 9/15/2039	3,827	3,869
Ginnie Mae I Pool 5% 9/15/2040	101,360	102,467
Ginnie Mae I Pool 5% 9/15/2040	69,629	70,391
Ginnie Mae I Pool 5% 9/15/2040	34,453	34,830
Ginnie Mae I Pool 5% 9/15/2040	12,700	12,840
Ginnie Mae I Pool 5% 9/15/2041	740,896	748,965
Ginnie Mae I Pool 5.5% 1/15/2034	497	508
Ginnie Mae I Pool 5.5% 1/15/2039	40,629	41,679
Ginnie Mae I Pool 5.5% 10/15/2035	31,424	32,142
Ginnie Mae I Pool 5.5% 11/15/2033	295	301
Ginnie Mae I Pool 5.5% 12/15/2038	70,610	72,468
Ginnie Mae I Pool 5.5% 12/15/2038	29,075	29,781
Ginnie Mae I Pool 5.5% 12/15/2038	2,095	2,147
Ginnie Mae I Pool 5.5% 2/15/2037	191	196
Ginnie Mae I Pool 5.5% 3/15/2034	2,152	2,196
Ginnie Mae I Pool 5.5% 3/15/2034	414	422
Ginnie Mae I Pool 5.5% 3/15/2038	56,912	58,290
Ginnie Mae I Pool 5.5% 3/15/2039	5,975	6,127
Ginnie Mae I Pool 5.5% 4/15/2034	2,266	2,312
Ginnie Mae I Pool 5.5% 4/15/2034	364	371
Ginnie Mae I Pool 5.5% 5/15/2034	7,980	8,154
Ginnie Mae I Pool 5.5% 5/15/2034	2,348	2,397
Ginnie Mae I Pool 5.5% 5/15/2034	856	874
Ginnie Mae I Pool 5.5% 5/15/2034	576	589
Ginnie Mae I Pool 5.5% 5/15/2034	491	502
Ginnie Mae I Pool 5.5% 5/15/2034	377	384
Ginnie Mae I Pool 5.5% 5/15/2037	198	203
Ginnie Mae I Pool 5.5% 5/15/2039	21,905	22,470
Ginnie Mae I Pool 5.5% 6/15/2039	1,726	1,770
Ginnie Mae I Pool 5.5% 6/15/2039	623	635
Ginnie Mae I Pool 5.5% 7/15/2033	1,963	2,004
Ginnie Mae I Pool 5.5% 7/15/2037	2,114	2,167
Ginnie Mae I Pool 5.5% 7/15/2037	397	407
Ginnie Mae I Pool 5.5% 7/15/2038	6,346	6,474
Ginnie Mae I Pool 5.5% 7/15/2038	419	430
Ginnie Mae I Pool 5.5% 7/15/2039	19,615	20,133
Ginnie Mae I Pool 5.5% 8/15/2033	6,046	6,173
Ginnie Mae I Pool 5.5% 8/15/2038	44,824	45,998
Ginnie Mae I Pool 5.5% 9/15/2038	73,369	75,217
Ginnie Mae I Pool 5.5% 9/15/2039	193,888	199,010
Ginnie Mae I Pool 5.5% 9/15/2039	136,932	140,542
Ginnie Mae I Pool 6% 10/15/2030	9,573	9,786
Ginnie Mae I Pool 6% 10/15/2039	5,376	5,611
Ginnie Mae I Pool 6% 11/15/2037	1,161	1,207
Ginnie Mae I Pool 6% 11/15/2039	15,428	16,114
Ginnie Mae I Pool 6% 11/15/2039	8,866	9,258
Ginnie Mae I Pool 6% 11/15/2039	5,851	6,105
Ginnie Mae I Pool 6% 11/15/2039	3,475	3,620
Ginnie Mae I Pool 6% 11/15/2039	2,971	3,078
Ginnie Mae I Pool 6% 11/15/2039	2,284	2,380
Ginnie Mae I Pool 6% 11/15/2039	1,545	1,611
Ginnie Mae I Pool 6% 12/15/2034	1,750	1,809
Ginnie Mae I Pool 6% 5/15/2040	521,838	543,424
Ginnie Mae I Pool 6.5% 10/15/2034	20,597	21,408
Ginnie Mae I Pool 6.5% 10/15/2034	3,802	3,938
Ginnie Mae I Pool 6.5% 10/15/2034	1,228	1,278
Ginnie Mae I Pool 6.5% 10/15/2034	277	287
Ginnie Mae I Pool 6.5% 10/15/2035	12,631	13,178
Ginnie Mae I Pool 6.5% 10/15/2036	5,275	5,497
Ginnie Mae I Pool 6.5% 11/15/2034	4,925	5,065
Ginnie Mae I Pool 6.5% 6/15/2037	4,886	5,104
Ginnie Mae I Pool 6.5% 7/15/2035	1,491	1,551
Ginnie Mae I Pool 6.5% 8/15/2034	22,040	22,903
Ginnie Mae I Pool 6.5% 8/15/2034	518	533
Ginnie Mae I Pool 6.5% 8/15/2036	3,590	3,760
Ginnie Mae I Pool 6.5% 9/15/2034	8,945	9,285
Ginnie Mae I Pool 6.5% 9/15/2035	340	350
Ginnie Mae I Pool 7% 1/15/2026	6	5
Ginnie Mae I Pool 7% 1/15/2027	32	32
Ginnie Mae I Pool 7% 1/15/2028	653	656
Ginnie Mae I Pool 7% 1/15/2028	433	438
Ginnie Mae I Pool 7% 1/15/2028	358	360
Ginnie Mae I Pool 7% 1/15/2028	255	259
Ginnie Mae I Pool 7% 1/15/2028	243	246
Ginnie Mae I Pool 7% 1/15/2028	239	242
Ginnie Mae I Pool 7% 1/15/2028	217	219
Ginnie Mae I Pool 7% 1/15/2028	107	107
Ginnie Mae I Pool 7% 1/15/2028	76	76
Ginnie Mae I Pool 7% 1/15/2028	45	46
Ginnie Mae I Pool 7% 1/15/2029	1,271	1,293
Ginnie Mae I Pool 7% 1/15/2029	639	652
Ginnie Mae I Pool 7% 1/15/2029	452	461
Ginnie Mae I Pool 7% 1/15/2029	353	358
Ginnie Mae I Pool 7% 1/15/2029	250	255
Ginnie Mae I Pool 7% 1/15/2029	81	83
Ginnie Mae I Pool 7% 1/15/2030	2,011	2,054
Ginnie Mae I Pool 7% 1/15/2030	192	196
Ginnie Mae I Pool 7% 1/15/2031	2,074	2,130
Ginnie Mae I Pool 7% 1/15/2031	1,129	1,165
Ginnie Mae I Pool 7% 1/15/2032	4,201	4,336
Ginnie Mae I Pool 7% 10/15/2025	9	8
Ginnie Mae I Pool 7% 10/15/2026	164	164
Ginnie Mae I Pool 7% 10/15/2027	1,534	1,547
Ginnie Mae I Pool 7% 10/15/2028	1,833	1,862
Ginnie Mae I Pool 7% 10/15/2028	334	339
Ginnie Mae I Pool 7% 10/15/2029	423	433
Ginnie Mae I Pool 7% 10/15/2029	93	95
Ginnie Mae I Pool 7% 10/15/2030	542	554
Ginnie Mae I Pool 7% 10/15/2031	3,363	3,479
Ginnie Mae I Pool 7% 10/15/2031	1,555	1,580
Ginnie Mae I Pool 7% 10/15/2031	988	1,021
Ginnie Mae I Pool 7% 10/15/2031	951	983
Ginnie Mae I Pool 7% 10/15/2031	838	862
Ginnie Mae I Pool 7% 10/15/2031	53	54
Ginnie Mae I Pool 7% 11/15/2027	56	56
Ginnie Mae I Pool 7% 11/15/2028	653	665
Ginnie Mae I Pool 7% 11/15/2028	322	328
Ginnie Mae I Pool 7% 11/15/2028	63	64
Ginnie Mae I Pool 7% 11/15/2029	1,719	1,762
Ginnie Mae I Pool 7% 11/15/2031	1,998	2,044
Ginnie Mae I Pool 7% 11/15/2031	1,923	1,987
Ginnie Mae I Pool 7% 11/15/2031	979	1,006
Ginnie Mae I Pool 7% 11/15/2032	480	494
Ginnie Mae I Pool 7% 12/15/2025	16	16
Ginnie Mae I Pool 7% 12/15/2026	8	7
Ginnie Mae I Pool 7% 12/15/2027	518	525
Ginnie Mae I Pool 7% 12/15/2027	389	394
Ginnie Mae I Pool 7% 12/15/2027	145	147
Ginnie Mae I Pool 7% 12/15/2027	60	61
Ginnie Mae I Pool 7% 12/15/2028	708	721
Ginnie Mae I Pool 7% 12/15/2028	644	656
Ginnie Mae I Pool 7% 12/15/2028	292	296
Ginnie Mae I Pool 7% 12/15/2028	118	119
Ginnie Mae I Pool 7% 12/15/2028	48	48
Ginnie Mae I Pool 7% 12/15/2028	19	19
Ginnie Mae I Pool 7% 12/15/2030	1,943	2,002
Ginnie Mae I Pool 7% 12/15/2030	894	921
Ginnie Mae I Pool 7% 12/15/2031	3,223	3,329
Ginnie Mae I Pool 7% 12/15/2031	1,528	1,580
Ginnie Mae I Pool 7% 12/15/2031	147	152
Ginnie Mae I Pool 7% 2/15/2028	1,141	1,157
Ginnie Mae I Pool 7% 2/15/2028	714	724
Ginnie Mae I Pool 7% 2/15/2028	336	338
Ginnie Mae I Pool 7% 2/15/2028	318	320
Ginnie Mae I Pool 7% 2/15/2028	206	209
Ginnie Mae I Pool 7% 2/15/2028	145	146
Ginnie Mae I Pool 7% 2/15/2028	106	107
Ginnie Mae I Pool 7% 2/15/2028	42	42
Ginnie Mae I Pool 7% 2/15/2028	30	30
Ginnie Mae I Pool 7% 2/15/2028	26	27
Ginnie Mae I Pool 7% 2/15/2028	11	10
Ginnie Mae I Pool 7% 2/15/2029	137	140
Ginnie Mae I Pool 7% 2/15/2029	111	112
Ginnie Mae I Pool 7% 2/15/2029	77	79
Ginnie Mae I Pool 7% 2/15/2030	571	586
Ginnie Mae I Pool 7% 2/15/2031	7,675	7,915
Ginnie Mae I Pool 7% 2/15/2032	4,996	5,174
Ginnie Mae I Pool 7% 2/15/2032	4,573	4,719
Ginnie Mae I Pool 7% 2/15/2032	3,953	4,022
Ginnie Mae I Pool 7% 2/15/2032	1,385	1,431
Ginnie Mae I Pool 7% 2/15/2032	505	522
Ginnie Mae I Pool 7% 2/15/2032	434	441
Ginnie Mae I Pool 7% 2/15/2032	335	345
Ginnie Mae I Pool 7% 3/15/2028	1,218	1,236
Ginnie Mae I Pool 7% 3/15/2028	704	713
Ginnie Mae I Pool 7% 3/15/2028	399	404
Ginnie Mae I Pool 7% 3/15/2028	353	355
Ginnie Mae I Pool 7% 3/15/2028	335	339
Ginnie Mae I Pool 7% 3/15/2028	196	198
Ginnie Mae I Pool 7% 3/15/2028	128	130
Ginnie Mae I Pool 7% 3/15/2028	123	125
Ginnie Mae I Pool 7% 3/15/2028	68	69
Ginnie Mae I Pool 7% 3/15/2029	886	903
Ginnie Mae I Pool 7% 3/15/2029	395	403
Ginnie Mae I Pool 7% 3/15/2029	248	252
Ginnie Mae I Pool 7% 3/15/2029	123	124
Ginnie Mae I Pool 7% 3/15/2029	90	91
Ginnie Mae I Pool 7% 3/15/2029	68	69
Ginnie Mae I Pool 7% 3/15/2031	11,452	11,730
Ginnie Mae I Pool 7% 3/15/2031	1,040	1,055
Ginnie Mae I Pool 7% 3/15/2031	321	331
Ginnie Mae I Pool 7% 3/15/2031	315	324
Ginnie Mae I Pool 7% 3/15/2031	229	236
Ginnie Mae I Pool 7% 3/15/2032	1,971	2,041
Ginnie Mae I Pool 7% 3/15/2032	974	1,009
Ginnie Mae I Pool 7% 3/15/2032	856	886
Ginnie Mae I Pool 7% 3/15/2032	482	496
Ginnie Mae I Pool 7% 3/15/2032	450	465
Ginnie Mae I Pool 7% 3/15/2032	232	239
Ginnie Mae I Pool 7% 3/15/2032	161	166
Ginnie Mae I Pool 7% 3/15/2032	25	26
Ginnie Mae I Pool 7% 4/15/2026	16	16
Ginnie Mae I Pool 7% 4/15/2028	656	665
Ginnie Mae I Pool 7% 4/15/2028	418	424
Ginnie Mae I Pool 7% 4/15/2028	299	304
Ginnie Mae I Pool 7% 4/15/2028	234	237
Ginnie Mae I Pool 7% 4/15/2028	180	182
Ginnie Mae I Pool 7% 4/15/2028	127	129
Ginnie Mae I Pool 7% 4/15/2028	82	83
Ginnie Mae I Pool 7% 4/15/2028	66	67
Ginnie Mae I Pool 7% 4/15/2028	34	34
Ginnie Mae I Pool 7% 4/15/2028	28	28
Ginnie Mae I Pool 7% 4/15/2028	25	25
Ginnie Mae I Pool 7% 4/15/2028	18	18
Ginnie Mae I Pool 7% 4/15/2029	626	638
Ginnie Mae I Pool 7% 4/15/2029	55	56
Ginnie Mae I Pool 7% 4/15/2029	33	33
Ginnie Mae I Pool 7% 4/15/2030	508	522
Ginnie Mae I Pool 7% 4/15/2031	2,778	2,862
Ginnie Mae I Pool 7% 4/15/2031	952	982
Ginnie Mae I Pool 7% 4/15/2031	552	570
Ginnie Mae I Pool 7% 4/15/2031	232	239
Ginnie Mae I Pool 7% 4/15/2031	121	125
Ginnie Mae I Pool 7% 4/15/2032	11,201	11,550
Ginnie Mae I Pool 7% 4/15/2032	3,063	3,174
Ginnie Mae I Pool 7% 4/15/2032	1,607	1,662
Ginnie Mae I Pool 7% 4/15/2032	1,364	1,410
Ginnie Mae I Pool 7% 4/15/2032	1,100	1,138
Ginnie Mae I Pool 7% 4/15/2032	1,035	1,066
Ginnie Mae I Pool 7% 4/15/2032	483	498
Ginnie Mae I Pool 7% 4/15/2032	426	439
Ginnie Mae I Pool 7% 4/15/2032	322	332
Ginnie Mae I Pool 7% 4/15/2032	270	278
Ginnie Mae I Pool 7% 4/15/2032	250	259
Ginnie Mae I Pool 7% 4/15/2032	141	143
Ginnie Mae I Pool 7% 4/20/2032	44,172	45,917
Ginnie Mae I Pool 7% 5/15/2027	18	18
Ginnie Mae I Pool 7% 5/15/2028	1,224	1,239
Ginnie Mae I Pool 7% 5/15/2028	899	912
Ginnie Mae I Pool 7% 5/15/2028	635	640
Ginnie Mae I Pool 7% 5/15/2028	427	434
Ginnie Mae I Pool 7% 5/15/2028	90	91
Ginnie Mae I Pool 7% 5/15/2028	67	67
Ginnie Mae I Pool 7% 5/15/2028	64	64
Ginnie Mae I Pool 7% 5/15/2028	48	48
Ginnie Mae I Pool 7% 5/15/2028	27	28
Ginnie Mae I Pool 7% 5/15/2028	26	26
Ginnie Mae I Pool 7% 5/15/2029	391	399
Ginnie Mae I Pool 7% 5/15/2030	307	313
Ginnie Mae I Pool 7% 5/15/2031	12,415	12,807
Ginnie Mae I Pool 7% 5/15/2031	1,136	1,168
Ginnie Mae I Pool 7% 5/15/2031	491	507
Ginnie Mae I Pool 7% 5/15/2031	324	329
Ginnie Mae I Pool 7% 5/15/2032	15,499	16,060
Ginnie Mae I Pool 7% 5/15/2032	4,041	4,173
Ginnie Mae I Pool 7% 5/15/2032	2,419	2,504
Ginnie Mae I Pool 7% 5/15/2032	1,849	1,917
Ginnie Mae I Pool 7% 5/15/2032	1,771	1,826
Ginnie Mae I Pool 7% 5/15/2032	1,533	1,580
Ginnie Mae I Pool 7% 5/15/2032	1,521	1,576
Ginnie Mae I Pool 7% 5/15/2032	997	1,029
Ginnie Mae I Pool 7% 5/15/2032	633	643
Ginnie Mae I Pool 7% 5/15/2032	477	489
Ginnie Mae I Pool 7% 5/15/2032	417	430
Ginnie Mae I Pool 7% 5/15/2032	340	352
Ginnie Mae I Pool 7% 5/15/2032	297	306
Ginnie Mae I Pool 7% 5/15/2032	100	104
Ginnie Mae I Pool 7% 5/15/2032	51	53
Ginnie Mae I Pool 7% 6/15/2028	4,639	4,697
Ginnie Mae I Pool 7% 6/15/2028	1,891	1,917
Ginnie Mae I Pool 7% 6/15/2028	663	673
Ginnie Mae I Pool 7% 6/15/2028	643	652
Ginnie Mae I Pool 7% 6/15/2028	528	537
Ginnie Mae I Pool 7% 6/15/2028	429	436
Ginnie Mae I Pool 7% 6/15/2028	340	345
Ginnie Mae I Pool 7% 6/15/2028	312	316
Ginnie Mae I Pool 7% 6/15/2028	287	291
Ginnie Mae I Pool 7% 6/15/2028	227	231
Ginnie Mae I Pool 7% 6/15/2028	184	187
Ginnie Mae I Pool 7% 6/15/2028	165	167
Ginnie Mae I Pool 7% 6/15/2028	158	160
Ginnie Mae I Pool 7% 6/15/2028	77	78
Ginnie Mae I Pool 7% 6/15/2028	73	74
Ginnie Mae I Pool 7% 6/15/2028	66	66
Ginnie Mae I Pool 7% 6/15/2028	46	46
Ginnie Mae I Pool 7% 6/15/2028	30	30
Ginnie Mae I Pool 7% 6/15/2029	3,249	3,319
Ginnie Mae I Pool 7% 6/15/2029	633	641
Ginnie Mae I Pool 7% 6/15/2029	193	197
Ginnie Mae I Pool 7% 6/15/2029	137	140
Ginnie Mae I Pool 7% 6/15/2029	135	138
Ginnie Mae I Pool 7% 6/15/2031	23,365	24,119
Ginnie Mae I Pool 7% 6/15/2031	3,089	3,187
Ginnie Mae I Pool 7% 6/15/2031	1,300	1,342
Ginnie Mae I Pool 7% 6/15/2031	1,115	1,150
Ginnie Mae I Pool 7% 6/15/2031	140	140
Ginnie Mae I Pool 7% 6/15/2031	29	30
Ginnie Mae I Pool 7% 6/15/2032	2,087	2,152
Ginnie Mae I Pool 7% 6/15/2032	1,188	1,222
Ginnie Mae I Pool 7% 6/15/2032	905	936
Ginnie Mae I Pool 7% 6/15/2032	559	574
Ginnie Mae I Pool 7% 6/15/2032	548	567
Ginnie Mae I Pool 7% 6/15/2032	410	423
Ginnie Mae I Pool 7% 6/15/2032	367	379
Ginnie Mae I Pool 7% 6/15/2032	308	319
Ginnie Mae I Pool 7% 6/15/2032	163	166
Ginnie Mae I Pool 7% 6/15/2032	78	80
Ginnie Mae I Pool 7% 7/15/2028	12,215	12,368
Ginnie Mae I Pool 7% 7/15/2028	988	986
Ginnie Mae I Pool 7% 7/15/2028	869	879
Ginnie Mae I Pool 7% 7/15/2028	804	814
Ginnie Mae I Pool 7% 7/15/2028	385	391
Ginnie Mae I Pool 7% 7/15/2028	385	390
Ginnie Mae I Pool 7% 7/15/2028	160	161
Ginnie Mae I Pool 7% 7/15/2028	146	148
Ginnie Mae I Pool 7% 7/15/2028	123	125
Ginnie Mae I Pool 7% 7/15/2028	123	124
Ginnie Mae I Pool 7% 7/15/2028	116	118
Ginnie Mae I Pool 7% 7/15/2028	116	117
Ginnie Mae I Pool 7% 7/15/2028	56	57
Ginnie Mae I Pool 7% 7/15/2028	34	34
Ginnie Mae I Pool 7% 7/15/2029	779	797
Ginnie Mae I Pool 7% 7/15/2029	593	606
Ginnie Mae I Pool 7% 7/15/2029	456	463
Ginnie Mae I Pool 7% 7/15/2029	290	296
Ginnie Mae I Pool 7% 7/15/2029	49	49
Ginnie Mae I Pool 7% 7/15/2031	13,517	13,944
Ginnie Mae I Pool 7% 7/15/2031	9,635	9,946
Ginnie Mae I Pool 7% 7/15/2031	4,750	4,885
Ginnie Mae I Pool 7% 7/15/2031	2,117	2,188
Ginnie Mae I Pool 7% 7/15/2031	1,364	1,405
Ginnie Mae I Pool 7% 7/15/2031	557	572
Ginnie Mae I Pool 7% 7/15/2031	332	339
Ginnie Mae I Pool 7% 7/15/2031	7	6
Ginnie Mae I Pool 7% 7/15/2032	6,824	7,055
Ginnie Mae I Pool 7% 7/15/2032	1,064	1,104
Ginnie Mae I Pool 7% 7/15/2032	916	943
Ginnie Mae I Pool 7% 7/15/2032	819	844
Ginnie Mae I Pool 7% 7/15/2032	770	798
Ginnie Mae I Pool 7% 7/15/2032	657	671
Ginnie Mae I Pool 7% 7/15/2032	637	657
Ginnie Mae I Pool 7% 7/15/2032	120	125
Ginnie Mae I Pool 7% 8/15/2025	4	3
Ginnie Mae I Pool 7% 8/15/2028	48	49
Ginnie Mae I Pool 7% 8/15/2029	115	117
Ginnie Mae I Pool 7% 8/15/2029	73	73
Ginnie Mae I Pool 7% 8/15/2029	20	20
Ginnie Mae I Pool 7% 8/15/2031	1,615	1,668
Ginnie Mae I Pool 7% 8/15/2031	1,005	1,039
Ginnie Mae I Pool 7% 8/15/2031	756	779
Ginnie Mae I Pool 7% 8/15/2031	517	535
Ginnie Mae I Pool 7% 8/15/2031	400	413
Ginnie Mae I Pool 7% 8/15/2031	304	314
Ginnie Mae I Pool 7% 8/15/2031	297	307
Ginnie Mae I Pool 7% 8/15/2032	33,067	34,098
Ginnie Mae I Pool 7% 8/15/2032	911	935
Ginnie Mae I Pool 7% 8/15/2032	556	574
Ginnie Mae I Pool 7% 8/15/2032	501	519
Ginnie Mae I Pool 7% 8/15/2032	403	418
Ginnie Mae I Pool 7% 8/15/2032	360	372
Ginnie Mae I Pool 7% 8/15/2032	261	270
Ginnie Mae I Pool 7% 8/15/2032	153	155
Ginnie Mae I Pool 7% 9/15/2025	1	0
Ginnie Mae I Pool 7% 9/15/2027	45	46
Ginnie Mae I Pool 7% 9/15/2028	645	657
Ginnie Mae I Pool 7% 9/15/2028	140	142
Ginnie Mae I Pool 7% 9/15/2028	90	92
Ginnie Mae I Pool 7% 9/15/2028	83	84
Ginnie Mae I Pool 7% 9/15/2028	72	73
Ginnie Mae I Pool 7% 9/15/2028	30	31
Ginnie Mae I Pool 7% 9/15/2029	75	76
Ginnie Mae I Pool 7% 9/15/2031	2,087	2,157
Ginnie Mae I Pool 7% 9/15/2031	1,741	1,799
Ginnie Mae I Pool 7% 9/15/2031	1,379	1,424
Ginnie Mae I Pool 7% 9/15/2031	682	704
Ginnie Mae I Pool 7% 9/15/2031	517	533
Ginnie Mae I Pool 7% 9/15/2031	180	185
Ginnie Mae I Pool 7% 9/15/2031	140	145
Ginnie Mae I Pool 7% 9/15/2031	70	72
Ginnie Mae I Pool 7% 9/15/2032	74,666	76,879
Ginnie Mae I Pool 7.5% 1/15/2026	10	9
Ginnie Mae I Pool 7.5% 1/15/2028	443	449
Ginnie Mae I Pool 7.5% 1/15/2031	305	317
Ginnie Mae I Pool 7.5% 1/15/2031	90	94
Ginnie Mae I Pool 7.5% 10/15/2025	1	0
Ginnie Mae I Pool 7.5% 10/15/2027	1,087	1,098
Ginnie Mae I Pool 7.5% 10/15/2027	862	878
Ginnie Mae I Pool 7.5% 10/15/2027	601	613
Ginnie Mae I Pool 7.5% 10/15/2027	579	590
Ginnie Mae I Pool 7.5% 10/15/2027	212	216
Ginnie Mae I Pool 7.5% 10/15/2027	118	120
Ginnie Mae I Pool 7.5% 10/15/2027	83	85
Ginnie Mae I Pool 7.5% 10/15/2027	81	82
Ginnie Mae I Pool 7.5% 10/15/2027	80	80
Ginnie Mae I Pool 7.5% 10/15/2027	65	66
Ginnie Mae I Pool 7.5% 10/15/2027	48	49
Ginnie Mae I Pool 7.5% 10/15/2027	43	43
Ginnie Mae I Pool 7.5% 11/15/2025	75	75
Ginnie Mae I Pool 7.5% 11/15/2025	72	72
Ginnie Mae I Pool 7.5% 11/15/2025	27	27
Ginnie Mae I Pool 7.5% 11/15/2025	15	15
Ginnie Mae I Pool 7.5% 11/15/2025	11	10
Ginnie Mae I Pool 7.5% 11/15/2027	88	90
Ginnie Mae I Pool 7.5% 11/15/2027	66	67
Ginnie Mae I Pool 7.5% 11/15/2027	48	48
Ginnie Mae I Pool 7.5% 12/15/2025	75	75
Ginnie Mae I Pool 7.5% 12/15/2027	424	432
Ginnie Mae I Pool 7.5% 12/15/2027	346	351
Ginnie Mae I Pool 7.5% 12/15/2027	327	333
Ginnie Mae I Pool 7.5% 12/15/2027	142	144
Ginnie Mae I Pool 7.5% 12/15/2027	44	44
Ginnie Mae I Pool 7.5% 12/15/2027	42	42
Ginnie Mae I Pool 7.5% 12/15/2027	30	30
Ginnie Mae I Pool 7.5% 12/15/2027	16	16
Ginnie Mae I Pool 7.5% 2/15/2027	950	957
Ginnie Mae I Pool 7.5% 2/15/2027	99	100
Ginnie Mae I Pool 7.5% 3/15/2026	17	17
Ginnie Mae I Pool 7.5% 3/15/2026	8	8
Ginnie Mae I Pool 7.5% 3/15/2028	318	325
Ginnie Mae I Pool 7.5% 3/15/2031	1,211	1,266
Ginnie Mae I Pool 7.5% 4/15/2027	670	677
Ginnie Mae I Pool 7.5% 4/15/2027	415	418
Ginnie Mae I Pool 7.5% 4/15/2027	164	166
Ginnie Mae I Pool 7.5% 4/15/2027	114	115
Ginnie Mae I Pool 7.5% 4/15/2027	90	91
Ginnie Mae I Pool 7.5% 4/15/2027	77	77
Ginnie Mae I Pool 7.5% 4/15/2027	75	75
Ginnie Mae I Pool 7.5% 4/15/2027	41	42
Ginnie Mae I Pool 7.5% 4/15/2027	29	30
Ginnie Mae I Pool 7.5% 4/15/2027	12	12
Ginnie Mae I Pool 7.5% 5/15/2027	241	243
Ginnie Mae I Pool 7.5% 5/15/2027	95	97
Ginnie Mae I Pool 7.5% 5/15/2027	61	62
Ginnie Mae I Pool 7.5% 5/15/2027	7	6
Ginnie Mae I Pool 7.5% 6/15/2027	855	865
Ginnie Mae I Pool 7.5% 6/15/2027	552	559
Ginnie Mae I Pool 7.5% 6/15/2027	244	247
Ginnie Mae I Pool 7.5% 6/15/2027	204	207
Ginnie Mae I Pool 7.5% 6/15/2027	148	150
Ginnie Mae I Pool 7.5% 6/15/2027	84	85
Ginnie Mae I Pool 7.5% 6/15/2027	47	47
Ginnie Mae I Pool 7.5% 6/15/2027	34	35
Ginnie Mae I Pool 7.5% 6/15/2027	24	24
Ginnie Mae I Pool 7.5% 6/15/2027	11	10
Ginnie Mae I Pool 7.5% 6/15/2029	40	40
Ginnie Mae I Pool 7.5% 7/15/2027	1,078	1,096
Ginnie Mae I Pool 7.5% 7/15/2027	912	926
Ginnie Mae I Pool 7.5% 7/15/2027	459	463
Ginnie Mae I Pool 7.5% 7/15/2027	428	433
Ginnie Mae I Pool 7.5% 7/15/2027	326	331
Ginnie Mae I Pool 7.5% 7/15/2027	268	272
Ginnie Mae I Pool 7.5% 7/15/2027	264	267
Ginnie Mae I Pool 7.5% 7/15/2027	151	153
Ginnie Mae I Pool 7.5% 7/15/2027	58	58
Ginnie Mae I Pool 7.5% 7/15/2027	40	41
Ginnie Mae I Pool 7.5% 7/15/2028	1,759	1,801
Ginnie Mae I Pool 7.5% 7/15/2029	272	279
Ginnie Mae I Pool 7.5% 8/15/2026	17	17
Ginnie Mae I Pool 7.5% 8/15/2027	1,313	1,318
Ginnie Mae I Pool 7.5% 8/15/2027	1,162	1,182
Ginnie Mae I Pool 7.5% 8/15/2027	637	648
Ginnie Mae I Pool 7.5% 8/15/2027	504	512
Ginnie Mae I Pool 7.5% 8/15/2027	416	422
Ginnie Mae I Pool 7.5% 8/15/2027	185	188
Ginnie Mae I Pool 7.5% 8/15/2027	166	167
Ginnie Mae I Pool 7.5% 8/15/2027	63	64
Ginnie Mae I Pool 7.5% 8/15/2027	60	60
Ginnie Mae I Pool 7.5% 8/15/2027	48	49
Ginnie Mae I Pool 7.5% 8/15/2027	13	13
Ginnie Mae I Pool 7.5% 8/15/2028	836	858
Ginnie Mae I Pool 7.5% 8/15/2028	628	641
Ginnie Mae I Pool 7.5% 8/15/2028	447	459
Ginnie Mae I Pool 7.5% 8/15/2028	351	360
Ginnie Mae I Pool 7.5% 8/15/2028	142	145
Ginnie Mae I Pool 7.5% 8/15/2028	56	56
Ginnie Mae I Pool 7.5% 8/15/2029	67	69
Ginnie Mae I Pool 7.5% 9/15/2025	126	126
Ginnie Mae I Pool 7.5% 9/15/2025	12	12
Ginnie Mae I Pool 7.5% 9/15/2027	1,105	1,125
Ginnie Mae I Pool 7.5% 9/15/2027	98	100
Ginnie Mae I Pool 7.5% 9/15/2027	54	55
Ginnie Mae I Pool 7.5% 9/15/2027	52	52
Ginnie Mae I Pool 7.5% 9/15/2027	48	48
Ginnie Mae I Pool 7.5% 9/15/2027	14	14
Ginnie Mae I Pool 7.5% 9/15/2028	1,050	1,077
Ginnie Mae I Pool 7.5% 9/15/2028	599	609
Ginnie Mae I Pool 7.5% 9/15/2031	2,400	2,495
Ginnie Mae I Pool 8% 1/15/2028	607	618
Ginnie Mae I Pool 8% 10/15/2029	158	162
Ginnie Mae I Pool 8% 11/15/2027	127	129
Ginnie Mae I Pool 8% 12/15/2027	653	663
Ginnie Mae I Pool 8% 12/15/2027	224	227
Ginnie Mae I Pool 8% 12/15/2027	189	191
Ginnie Mae I Pool 8% 12/15/2027	97	98
Ginnie Mae I Pool 8% 7/15/2027	221	223
Ginnie Mae I Pool 8% 8/15/2025	3	2
Ginnie Mae I Pool 8% 8/15/2025	2	1
Ginnie Mae I Pool 8% 8/15/2027	97	98
Ginnie Mae I Pool 8% 8/15/2027	60	61
Ginnie Mae I Pool 8% 9/15/2026	21	21
Ginnie Mae I Pool 8% 9/15/2029	92	94
Ginnie Mae I Pool 8.5% 1/15/2031	2,875	2,984
Ginnie Mae I Pool 8.5% 11/15/2027	64	65
Ginnie Mae I Pool 8.5% 11/15/2031	153	159
Ginnie Mae I Pool 8.5% 12/15/2029	161	165
Ginnie Mae I Pool 8.5% 4/15/2030	918	940
Ginnie Mae I Pool 8.5% 7/15/2030	6,553	6,772
Ginnie Mae I Pool 8.5% 8/15/2029	1,182	1,211
Ginnie Mae II Pool 2% 1/20/2051	125,616,028	102,417,812
Ginnie Mae II Pool 2% 2/20/2052	56,257,011	45,858,921
Ginnie Mae II Pool 2% 3/20/2052	20,865,533	17,015,437
Ginnie Mae II Pool 2% 7/1/2055 (e)	328,300,000	267,479,438
Ginnie Mae II Pool 2% 8/20/2050	1,108,843	904,760
Ginnie Mae II Pool 2% 9/20/2050	20,182,694	16,468,057
Ginnie Mae II Pool 2.5% 7/1/2055 (e)	220,325,000	187,247,982
Ginnie Mae II Pool 2.5% 8/1/2055 (e)	109,350,000	92,933,470
Ginnie Mae II Pool 3% 1/20/2032	3,020,212	2,937,794
Ginnie Mae II Pool 3% 10/20/2031	1,000,242	973,461
Ginnie Mae II Pool 3% 10/20/2049	79,819	70,846
Ginnie Mae II Pool 3% 11/20/2031	1,059,642	1,030,995
Ginnie Mae II Pool 3% 12/20/2031	1,620,748	1,576,939
Ginnie Mae II Pool 3% 2/20/2031	129,806	126,648
Ginnie Mae II Pool 3% 3/20/2031	264,669	258,155
Ginnie Mae II Pool 3% 3/20/2050	4,031,444	3,574,452
Ginnie Mae II Pool 3% 4/20/2031	981,444	957,016
Ginnie Mae II Pool 3% 4/20/2052	24,747,530	21,882,293
Ginnie Mae II Pool 3% 5/20/2031	2,080,070	2,027,718
Ginnie Mae II Pool 3% 5/20/2050	1,512,044	1,340,644
Ginnie Mae II Pool 3% 5/20/2052	71,949,970	63,619,696
Ginnie Mae II Pool 3% 7/1/2055 (e)	81,050,000	71,620,578
Ginnie Mae II Pool 3% 7/20/2031	27,318	26,608
Ginnie Mae II Pool 3% 8/20/2031	317,709	309,454
Ginnie Mae II Pool 3% 9/20/2031	128,738	125,359
Ginnie Mae II Pool 3.5% 1/20/2042	14,133	13,201
Ginnie Mae II Pool 3.5% 1/20/2044	20,685	19,170
Ginnie Mae II Pool 3.5% 10/20/2040	5,871	5,497
Ginnie Mae II Pool 3.5% 10/20/2041	9,788	9,143
Ginnie Mae II Pool 3.5% 10/20/2043	4,179	3,877
Ginnie Mae II Pool 3.5% 11/20/2041	1,194,880	1,116,382
Ginnie Mae II Pool 3.5% 11/20/2043	8,667	8,039
Ginnie Mae II Pool 3.5% 12/20/2040	2,286	2,142
Ginnie Mae II Pool 3.5% 12/20/2041	5,652,241	5,280,984
Ginnie Mae II Pool 3.5% 2/20/2043	161,727	150,528
Ginnie Mae II Pool 3.5% 3/20/2043	198,890	185,072
Ginnie Mae II Pool 3.5% 4/20/2043	359,028	333,999
Ginnie Mae II Pool 3.5% 4/20/2044	4,551	4,213
Ginnie Mae II Pool 3.5% 5/20/2043	5,871,858	5,437,696
Ginnie Mae II Pool 3.5% 5/20/2046	224,313	206,596
Ginnie Mae II Pool 3.5% 5/20/2046	54,960	50,619
Ginnie Mae II Pool 3.5% 7/1/2055 (e)	124,925,000	113,400,419
Ginnie Mae II Pool 3.5% 7/20/2043	123,278	114,648
Ginnie Mae II Pool 3.5% 8/1/2055 (e)	8,275,000	7,490,281
Ginnie Mae II Pool 3.5% 8/20/2043	5,892	5,475
Ginnie Mae II Pool 3.5% 9/20/2040	10,415	9,751
Ginnie Mae II Pool 3.5% 9/20/2043	4,766,675	4,422,593
Ginnie Mae II Pool 4% 1/20/2041	1,206,083	1,164,048
Ginnie Mae II Pool 4% 1/20/2042	1,264,779	1,218,193
Ginnie Mae II Pool 4% 1/20/2045	407,569	389,718
Ginnie Mae II Pool 4% 1/20/2046	47,873	45,396
Ginnie Mae II Pool 4% 10/20/2040	799,689	772,001
Ginnie Mae II Pool 4% 10/20/2041	3,416,514	3,292,271
Ginnie Mae II Pool 4% 11/20/2040	3,154,724	3,045,128
Ginnie Mae II Pool 4% 11/20/2041	111,166	107,090
Ginnie Mae II Pool 4% 12/20/2040	65,534	63,259
Ginnie Mae II Pool 4% 12/20/2041	945,124	910,466
Ginnie Mae II Pool 4% 2/20/2041	96,625	93,242
Ginnie Mae II Pool 4% 3/20/2041	210,324	202,956
Ginnie Mae II Pool 4% 3/20/2046	15,080	14,323
Ginnie Mae II Pool 4% 3/20/2047	139,857	132,228
Ginnie Mae II Pool 4% 4/20/2042	670,480	645,436
Ginnie Mae II Pool 4% 4/20/2047	3,949,741	3,731,801
Ginnie Mae II Pool 4% 5/20/2046	3,671,324	3,481,367
Ginnie Mae II Pool 4% 6/20/2042	9,240	8,892
Ginnie Mae II Pool 4% 7/1/2055 (e)	23,800,000	22,117,835
Ginnie Mae II Pool 4% 8/1/2055 (e)	23,800,000	22,112,256
Ginnie Mae II Pool 4% 8/20/2041	23,323	22,478
Ginnie Mae II Pool 4% 8/20/2043	313,601	301,055
Ginnie Mae II Pool 4% 9/20/2040	917,496	885,688
Ginnie Mae II Pool 4.5% 1/20/2041	232,106	229,745
Ginnie Mae II Pool 4.5% 10/20/2035	2,532	2,515
Ginnie Mae II Pool 4.5% 10/20/2039	33,883	33,104
Ginnie Mae II Pool 4.5% 10/20/2040	502,033	490,359
Ginnie Mae II Pool 4.5% 10/20/2040	49,141	48,649
Ginnie Mae II Pool 4.5% 11/20/2040	200,144	195,286
Ginnie Mae II Pool 4.5% 11/20/2040	49,338	48,839
Ginnie Mae II Pool 4.5% 11/20/2054	47,111,542	45,116,090
Ginnie Mae II Pool 4.5% 12/20/2039	189,387	185,089
Ginnie Mae II Pool 4.5% 12/20/2040	104,050	101,545
Ginnie Mae II Pool 4.5% 2/20/2041	1,201,344	1,189,063
Ginnie Mae II Pool 4.5% 2/20/2041	10,136	9,890
Ginnie Mae II Pool 4.5% 3/20/2036	17,143	17,026
Ginnie Mae II Pool 4.5% 3/20/2041	78,757	77,951
Ginnie Mae II Pool 4.5% 4/20/2040	89,554	87,449
Ginnie Mae II Pool 4.5% 4/20/2041	504,580	499,391
Ginnie Mae II Pool 4.5% 4/20/2055	2,259,441	2,162,329
Ginnie Mae II Pool 4.5% 5/20/2040	85,807	84,969
Ginnie Mae II Pool 4.5% 5/20/2041	5,013,229	4,961,397
Ginnie Mae II Pool 4.5% 6/20/2033	8,431	8,385
Ginnie Mae II Pool 4.5% 6/20/2039	37,399	36,566
Ginnie Mae II Pool 4.5% 6/20/2040	87,225	85,251
Ginnie Mae II Pool 4.5% 6/20/2041	1,350,003	1,335,899
Ginnie Mae II Pool 4.5% 7/1/2055 (e)	34,950,000	33,439,042
Ginnie Mae II Pool 4.5% 7/20/2039	8,122	8,033
Ginnie Mae II Pool 4.5% 7/20/2040	94,921	93,979
Ginnie Mae II Pool 4.5% 7/20/2040	7,659	7,485
Ginnie Mae II Pool 4.5% 8/20/2040	10,440	10,336
Ginnie Mae II Pool 4.5% 9/20/2040	886,201	877,328
Ginnie Mae II Pool 5% 12/20/2054	8,341,001	8,202,301
Ginnie Mae II Pool 5% 12/20/2054	6,153,917	6,045,336
Ginnie Mae II Pool 5% 5/20/2055	57,557,414	56,537,359
Ginnie Mae II Pool 5% 6/20/2055	14,592,585	14,333,969
Ginnie Mae II Pool 5% 7/1/2055 (e)	70,000,000	68,735,156
Ginnie Mae II Pool 5% 9/20/2033	382,186	386,009
Ginnie Mae II Pool 5.5% 12/20/2054	7,806,243	7,818,519
Ginnie Mae II Pool 5.5% 7/1/2055 (e)	160,000,000	160,158,944
Ginnie Mae II Pool 5.5% 8/1/2055 (e)	77,950,000	77,966,541
Ginnie Mae II Pool 6% 1/20/2055	12,682,181	12,868,879
Ginnie Mae II Pool 6% 11/20/2031	10,621	10,921
Ginnie Mae II Pool 6% 12/20/2054	9,807,232	9,951,607
Ginnie Mae II Pool 6% 5/20/2032	49,976	51,494
Ginnie Mae II Pool 6% 7/1/2055 (e)	235,100,000	238,391,965
Ginnie Mae II Pool 6% 8/1/2055 (e)	205,825,000	208,473,886
Ginnie Mae II Pool 6.5% 1/20/2032	449	464
Ginnie Mae II Pool 6.5% 11/20/2031	1,889	1,952
Ginnie Mae II Pool 6.5% 3/20/2031	2,380	2,452
Ginnie Mae II Pool 6.5% 4/20/2031	276	284
Ginnie Mae II Pool 6.5% 5/20/2055	11,149,916	11,457,289
Ginnie Mae II Pool 6.5% 6/20/2031	259	267
Ginnie Mae II Pool 6.5% 7/1/2055 (e)	85,275,000	87,535,589
Ginnie Mae II Pool 6.5% 7/20/2031	319	329
Ginnie Mae II Pool 6.5% 8/1/2055 (e)	71,575,000	73,315,840
Ginnie Mae II Pool 6.5% 8/20/2031	317	327
Ginnie Mae II Pool 7% 2/20/2032	13,495	14,048
Ginnie Mae II Pool 7% 3/20/2032	6,582	6,854
Uniform Mortgage Backed Securities 2% 7/1/2055 (e)	843,225,000	667,201,613
Uniform Mortgage Backed Securities 2% 8/1/2055 (e)	423,650,000	335,394,978
Uniform Mortgage Backed Securities 2.5% 7/1/2055 (e)	190,750,000	158,136,137
Uniform Mortgage Backed Securities 2.5% 8/1/2055 (e)	109,450,000	90,770,770
Uniform Mortgage Backed Securities 3% 7/1/2055 (e)	26,850,000	23,216,873
Uniform Mortgage Backed Securities 3.5% 7/1/2055 (e)	482,150,000	433,953,900
Uniform Mortgage Backed Securities 3.5% 8/1/2055 (e)	439,550,000	395,560,759
Uniform Mortgage Backed Securities 4.5% 7/1/2055 (e)	73,500,000	70,278,627
Uniform Mortgage Backed Securities 5% 7/1/2055 (e)	6,900,000	6,761,459
Uniform Mortgage Backed Securities 5.5% 7/1/2055 (e)	17,200,000	17,193,273
Uniform Mortgage Backed Securities 6% 7/1/2055 (e)	117,300,000	119,192,413
Uniform Mortgage Backed Securities 6% 8/1/2055 (e)	3,100,000	3,147,591
Uniform Mortgage Backed Securities 6.5% 7/1/2055 (e)	168,675,000	174,104,243
Uniform Mortgage Backed Securities 6.5% 8/1/2055 (e)	96,900,000	99,882,718
TOTAL UNITED STATES		8,747,369,190
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $8,921,454,454)		8,747,369,190

U.S. Treasury Obligations - 45.3%
	Yield (%) (m)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.75% 8/15/2041	1.94 to 2.01	896,321,000	595,073,114
US Treasury Bonds 1.875% 11/15/2051	2.09 to 2.15	120,053,000	66,788,860
US Treasury Bonds 2% 8/15/2051	1.95 to 1.99	733,544,000	422,905,310
US Treasury Bonds 2.375% 2/15/2042	3.18	95,700,000	69,498,326
US Treasury Bonds 2.875% 5/15/2052	2.97 to 3.16	556,400,000	391,566,500
US Treasury Bonds 3% 2/15/2049	2.93 to 3.06	271,460,000	200,010,881
US Treasury Bonds 3.375% 8/15/2042	3.46 to 3.75	485,600,000	407,581,532
US Treasury Bonds 3.625% 2/15/2053	3.80 to 3.81	193,384,000	157,864,797
US Treasury Bonds 3.625% 5/15/2053	3.92 to 4.31	192,000,000	156,600,000
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.00	522,303,000	466,543,076
US Treasury Bonds 4.25% 2/15/2054	4.36 to 4.53	1,126,475,000	1,027,556,415
US Treasury Bonds 4.25% 8/15/2054 (j)	4.32 to 4.65	232,500,000	212,319,725
US Treasury Bonds 4.625% 11/15/2044	4.61 to 5.12	80,030,000	78,341,867
US Treasury Bonds 4.625% 5/15/2054	4.45 to 4.64	192,000,000	186,480,000
US Treasury Bonds 4.75% 5/15/2055	4.83 to 4.98	281,659,000	280,074,668
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.58 to 2.63	22,721,457	21,984,416
US Treasury Notes 2.375% 3/31/2029	2.43 to 2.67	504,000,000	480,217,500
US Treasury Notes 2.625% 7/31/2029	2.80	273,317,000	261,797,115
US Treasury Notes 2.75% 8/15/2032	2.75 to 2.79	813,762,000	750,695,445
US Treasury Notes 2.875% 5/15/2032	2.96 to 3.16	763,588,000	712,463,401
US Treasury Notes 3.375% 5/15/2033	3.79 to 3.98	465,000,000	443,257,618
US Treasury Notes 3.5% 2/15/2033	3.92 to 3.94	470,900,000	453,940,245
US Treasury Notes 3.5% 4/30/2030	3.65	528,900,000	522,102,810
US Treasury Notes 3.625% 8/31/2029	3.49	153,000,000	152,240,976
US Treasury Notes 3.625% 9/30/2031	3.93 to 3.95	609,000,000	598,818,281
US Treasury Notes 3.75% 5/31/2030	4.00 to 4.01	514,100,000	512,955,326
US Treasury Notes 3.75% 6/30/2030	3.91 to 4.12	543,000,000	541,621,290
US Treasury Notes 3.75% 8/31/2031	3.59	660,000,000	653,838,280
US Treasury Notes 3.875% 8/15/2033	4.02 to 4.77	1,134,063,000	1,116,786,253
US Treasury Notes 3.875% 8/15/2034	4.22 to 4.28	471,800,000	460,610,791
US Treasury Notes 4% 1/31/2029	4.13 to 4.30	499,000,000	503,502,697
US Treasury Notes 4% 4/30/2032	4.26 to 4.27	313,000,000	313,391,250
US Treasury Notes 4% 7/31/2030	4.15 to 4.64	1,606,800,000	1,620,796,739
US Treasury Notes 4.125% 10/31/2031	4.39	574,600,000	580,592,900
US Treasury Notes 4.125% 11/15/2032	3.73 to 3.75	825,807,000	831,516,679
US Treasury Notes 4.125% 5/31/2032	4.05	8,625,000	8,696,558
US Treasury Notes 4.125% 7/31/2031	4.03	75,000,000	75,842,288
US Treasury Notes 4.25% 1/31/2030	4.31	461,200,000	470,297,889
US Treasury Notes 4.25% 11/15/2034	4.18	419,800,000	421,177,469
US Treasury Notes 4.25% 5/15/2035	4.23 to 4.52	464,700,000	465,426,094
US Treasury Notes 4.375% 5/15/2034	4.10 to 4.29	18,000,000	18,280,547
US Treasury Notes 4.5% 11/15/2033	4.27 to 4.29	355,600,000	365,267,875
US Treasury Notes 4.625% 2/15/2035	4.24	473,050,000	488,031,304
US Treasury Notes 4.75% 2/15/2045	4.53 to 4.97	45,970,000	45,725,784
TOTAL U.S. TREASURY OBLIGATIONS (Cost $19,776,500,422)			18,611,080,891

Money Market Funds - 1.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (n) (Cost $645,774,964)	4.32	645,646,424	645,775,553

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.14% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/12/25	52,300,000	2,482,313
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.025% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/23/30	9,280,000	345,851
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.075% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/24/30	29,420,000	1,071,899
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.08% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/24/30	27,210,000	988,580
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.03% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/25/30	32,000,000	1,188,500
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.95% and receive annually a floating rate based on US SOFR Indxe, expiring May 2035	4/29/30	21,650,000	835,352
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/02/30	48,130,000	1,768,862
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/07/30	34,290,000	1,294,318

TOTAL PUT SWAPTIONS			9,975,675
Call Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.14% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/12/25	52,300,000	115,109
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.025% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/23/30	9,280,000	359,051
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 4.075% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/24/30	29,420,000	1,169,900
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.08% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/24/30	27,210,000	1,084,452
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.03% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/25/30	32,000,000	1,238,159
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.95% and pay annually a floating rate based on US SOFR Index, expiring May 2035	4/29/30	21,650,000	801,906
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.065% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/02/30	48,130,000	1,903,546
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/07/30	34,290,000	1,316,593

TOTAL CALL SWAPTIONS			7,988,716
TOTAL PURCHASED SWAPTIONS (Cost $19,625,278)			17,964,391

TOTAL INVESTMENT IN SECURITIES - 109.5% (Cost $46,977,440,724)	45,131,858,898
NET OTHER ASSETS (LIABILITIES) - (9.5)%	(3,930,222,056)
NET ASSETS - 100.0%	41,201,636,842

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 7/1/2055	(40,100,000)	(32,671,110)
Ginnie Mae II Pool 2.5% 7/1/2055	(137,050,000)	(116,474,916)
Ginnie Mae II Pool 3.5% 7/1/2055	(124,925,000)	(113,400,419)
Ginnie Mae II Pool 4% 7/1/2055	(23,800,000)	(22,117,835)
Ginnie Mae II Pool 4.5% 7/1/2055	(34,975,000)	(33,462,961)
Ginnie Mae II Pool 5.5% 7/1/2055	(77,950,000)	(78,027,436)
Ginnie Mae II Pool 6% 7/1/2055	(205,825,000)	(208,707,044)
Ginnie Mae II Pool 6.5% 7/1/2055	(85,275,000)	(87,535,589)
Uniform Mortgage Backed Securities 2% 7/1/2055	(449,150,000)	(355,389,848)
Uniform Mortgage Backed Securities 2.5% 7/1/2055	(150,250,000)	(124,560,706)
Uniform Mortgage Backed Securities 3% 7/1/2055	(10,400,000)	(8,992,755)
Uniform Mortgage Backed Securities 3.5% 7/1/2055	(468,150,000)	(421,353,352)
Uniform Mortgage Backed Securities 6% 7/1/2055	(115,675,000)	(117,541,196)
Uniform Mortgage Backed Securities 6.5% 7/1/2055	(168,675,000)	(174,104,243)
Uniform Mortgage Backed Securities 6.5% 8/1/2055	(39,600,000)	(40,818,943)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(1,935,158,353)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,917,665,732)		(1,935,158,353)

Written Swaptions
	Expiration Date	Notional Amount	Value ($)
Put Swaptions
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.63% and pay annually a floating rate based on US SOFR Index, expiring November 2035	10/30/25	28,600,000	(580,122)

Call Swaptions
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.63% and receive annually a floating rate based on US SOFR Index, expiring November 2035	10/30/25	28,600,000	(454,498)

TOTAL WRITTEN SWAPTIONS			(1,034,620)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2 Year US Treasury Note Contracts (United States)	2,430	Sep 2025	505,534,922	2,040,127	2,040,127
CBOT 5 Year US Treasury Note Contracts (United States)	6,712	Sep 2025	731,765,313	10,532,789	10,532,789
CBOT US Treasury Long Bond Contracts (United States)	363	Sep 2025	41,858,438	1,427,458	1,427,458

TOTAL PURCHASED					14,000,374

Sold

Interest Rate Contracts
CBOT 10 Year US Treasury Bond Contracts (United States)	549	Sep 2025	61,548,047	(1,137,237)	(1,137,237)
CBOT 5 Year US Treasury Note Contracts (United States)	953	Sep 2025	103,899,336	(1,497,082)	(1,497,082)
CBOT US Treasury Ultra Bond Contracts (United States)	47	Sep 2025	5,588,594	(197,406)	(197,406)

TOTAL SOLD					(2,831,725)

TOTAL FUTURES CONTRACTS					11,168,649
The notional amount of futures purchased as a percentage of Net Assets is 3.1%
The notional amount of futures sold as a percentage of Net Assets is 0.3%

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX AAA Series 13 Index		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	13,100,000	(50,351)	(204,851)	(255,202)
CMBX AAA Series 13 Index		Dec 2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	17,690,000	(67,993)	(155,049)	(223,042)
CMBX AAA Series 13 Index		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	16,000,000	(61,498)	(104,294)	(165,792)
CMBX AAA Series 13 Index		Dec 2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	10,070,000	(38,705)	(105,731)	(144,436)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	300,000	46,568	(73,901)	(27,333)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	2,700,000	419,110	(691,420)	(272,310)
CMBX BBB- Series 16 Index		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	580,000	90,031	(161,492)	(71,461)
CMBX BBB- Series 16 Index		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	550,000	85,374	(162,144)	(76,770)
CMBX BBB- Series 16 Index		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	450,000	69,852	(115,804)	(45,952)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	870,000	135,047	(207,357)	(72,310)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	670,000	104,001	(162,121)	(58,120)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	1,200,000	186,271	(260,852)	(74,581)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	1,320,000	204,898	(353,421)	(148,523)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	590,000	91,583	(135,898)	(44,315)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	460,000	71,404	(103,150)	(31,746)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	1,100,000	170,748	(207,893)	(37,145)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	240,000	37,254	(39,383)	(2,129)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	3,000,000	465,678	(481,460)	(15,782)
CMBX BBB Series 15 Index		Nov 2064	Citigroup Global Markets Ltd	(3%)	Monthly	600,000	84,948	(88,557)	(3,609)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	400,000	62,090	(61,331)	759
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly	1,700,000	99,230	(64,964)	34,266
CMBX BBB- Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(3%)	Monthly	1,300,000	75,881	(51,105)	24,776
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly	1,100,000	64,207	(42,603)	21,604
CMBX BBB- Series 18 Index		Dec 2057	Morgan Stanley Capital Services LLC	(3%)	Monthly	1,400,000	81,718	(54,222)	27,496
CMBX BBB- Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(3%)	Monthly	1,800,000	105,067	(65,496)	39,571
CMBX BBB- Series 18 Index		Dec 2057	JPMorgan Securities LLC	(3%)	Monthly	1,000,000	58,370	(49,580)	8,790
CMBX BBB Series 15 Index		Nov 2064	Citigroup Global Markets Ltd	(3%)	Monthly	1,200,000	169,896	(192,124)	(22,228)
CMBX BB Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(5%)	Monthly	2,000,000	212,907	(298,239)	(85,332)
CMBX BB Series 18 Index		Dec 2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	400,000	42,581	(58,896)	(16,315)
CMBX BB Series 18 Index		Dec 2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	300,000	31,936	(43,321)	(11,385)

TOTAL BUY PROTECTION							3,048,103	(4,796,659)	(1,748,556)
Sell Protection
CMBX AAA Series 13 Index	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	35,930,000	138,101	796,099	934,200
CMBX AAA Series 13 Index	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	20,930,000	80,447	476,920	557,367
CMBX AAA Series 15 Index	NR	Nov 2064	Citigroup Global Markets Ltd	0.5%	Monthly	1,450,000	(5,040)	19,355	14,315
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	275,000	(4,000)	6,688	2,688
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	900,000	(13,091)	22,029	8,938
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	14,100,000	(205,085)	239,323	34,238
CMBX AAA Series 17 Index	NR	Dec 2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	2,400,000	(34,908)	38,473	3,565
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	6,200,000	(90,179)	79,935	(10,244)
CMBX AAA Series 17 Index	NR	Dec 2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	2,450,000	(35,635)	36,923	1,288
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	15,700,000	(228,357)	245,678	17,321
CMBX AAA Series 17 Index	NR	Dec 2056	Goldman Sachs & Co LLC	0.5%	Monthly	1,800,000	(26,181)	49,022	22,841
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	14,200,000	(206,539)	244,356	37,817
CMBX AAA Series 16 Index	NR	Apr 2065	Goldman Sachs & Co LLC	0.5%	Monthly	6,515,000	(57,180)	79,707	22,527
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	32,000,000	(465,440)	551,059	85,619
CMBX BBB- Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	3%	Monthly	800,000	(91,054)	102,062	11,008

TOTAL SELL PROTECTION							(1,244,141)	2,987,629	1,743,488
TOTAL CREDIT DEFAULT SWAPS							1,803,962	(1,809,030)	(5,068)

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	Sep 2030	69,599,000	(843,185)	0	(843,185)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	Sep 2028	422,719,000	(3,161,900)	0	(3,161,900)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	Sep 2027	304,483,000	(1,539,101)	0	(1,539,101)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	Sep 2029	159,325,000	(1,635,581)	0	(1,635,581)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	Sep 2045	95,610,000	(2,224,635)	0	(2,224,635)
TOTAL INTEREST RATE SWAPS							(9,404,402)	0	(9,404,402)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,893,279,780 or 16.7% of net assets.

(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Principal Only Strips represent the right to receive the monthly principal payments.
(h)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $12,718,565.
(k)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $1,143,743.
(l)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $27,715,489.
(m)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	322,795,071	6,926,188,859	6,603,208,377	25,790,889	-	-	645,775,553	645,646,424	1.2%
Fidelity Securities Lending Cash Central Fund	-	3,994,652,315	3,994,652,315	77,097	-	-	-	-	0.0%
Total	322,795,071	10,920,841,174	10,597,860,692	25,867,986	-	-	645,775,553

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Notes, Foreign Government and Government Agency Obligations, Municipal Securities and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

Credit Risk
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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